UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05809

Nuveen Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

NUVEEN
Investments

Nuveen Investments
Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report April 30, 2015

NPP
Nuveen Performance Plus Municipal Fund, Inc.

NMA
Nuveen Municipal Advantage Fund, Inc.

NMO
Nuveen Municipal Market Opportunity Fund, Inc.

NAD
Nuveen Dividend Advantage Municipal Fund

NXZ
Nuveen Dividend Advantage Municipal Fund 2

NZF
Nuveen Dividend Advantage Municipal Fund 3

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2	Nuveen Investments

Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Managers’ Comments	5

Fund Leverage	8

Common Share Information	10

Risk Considerations	12

Performance Overview and Holding Summaries	13

Portfolios of Investments	25

Statement of Assets and Liabilities	95

Statement of Operations	97

Statement of Changes in Net Assets	98

Statement of Cash Flows	100

Financial Highlights	102

Notes to Financial Statements	111

Additional Fund Information	124

Glossary of Terms Used in this Report	125

Reinvest Automatically, Easily and Conveniently	127

Nuveen Investments	3

Chairman’s Letter to Shareholders

Dear Shareholders,

A pattern of divergence has emerged in the past year. Steady and moderate growth in the U.S. economy helped sustain the stock market’s bull run another year. U.S. bonds also performed well, amid subdued inflation, interest rates that remained unexpectedly low and concerns about the economic well-being of the rest of the world. The stronger domestic economy enabled the U.S. Federal Reserve (Fed) to gradually reduce its large scale bond purchases, known as quantitative easing (QE), without disruption to the markets, as well as beginning to set expectations for a transition into tightening mode.

The economic story outside the U.S. continues to improve. Despite the drama over Greece’s debt negotiations, the European economy appears to be stabilizing. Japan is on a moderate recovery path as it emerged from recession late last quarter. China’s economy decelerated and, despite running well above the rate of other major global economies, investors feared it looked slow by China’s standards. Some areas of concern were a surprisingly steep decline in oil prices, the U.S. dollar’s rally and an increase in geopolitical tensions, including the Russia-Ukraine crisis and terrorist attacks across the Middle East and Africa, as well as more recently in Europe.

While a backdrop of healthy economic growth in the U.S. and the continuation of accommodative monetary policy (with the central banks of Japan and Europe stepping in where the Fed has left off) bodes well for the markets, the global outlook has become more uncertain. Indeed, volatility is likely to feature more prominently in the investment landscape going forward. Such conditions underscore the importance of professional investment management. Experienced investment teams have weathered the market’s ups and downs in the past and emerged with a better understanding of the sensitivities of their asset class and investment style, particularly in times of turbulence. We recognize the importance of maximizing gains, while striving to minimize volatility.

And, the same is true for investors like you. Maintaining an appropriate time horizon, diversification and relying on practiced investment teams are among your best strategies for achieving your long-term investment objectives. Additionally, I encourage you to communicate with your financial consultant if you have questions about your investment in a Nuveen Fund. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

William J. Schneider
Chairman of the Board
June 22, 2015

4	Nuveen Investments

Portfolio Managers’ Comments

Nuveen Performance Plus Municipal Fund, Inc. (NPP)
Nuveen Municipal Advantage Fund, Inc. (NMA)
Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
Nuveen Dividend Advantage Municipal Fund (NAD)
Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
Nuveen Dividend Advantage Municipal Fund 3 (NZF)

These Funds feature portfolio management by Nuveen Asset Management, LLC, an affiliate of Nuveen Investments, Inc. Portfolio managers Thomas C. Spalding, CFA, and Paul L. Brennan, CFA, review key investment strategies and the six-month performance of these six Funds. Tom has managed NXZ since its inception in 2001 and NPP, NMA, NMO and NAD since 2003. Paul assumed portfolio management responsibility for NZF in 2006.

What key strategies were used to manage these Funds during the six-month reporting period ended April 30, 2015?

A backdrop of supportive technical and fundamental factors helped the municipal market rally in the first half of the reporting period. However, conditions turned more volatile in the second three months. Disappointing economic data, uncertainty about the timeline for the Federal Reserve’s first rate increase, an oversupply of new issuance and seasonal weakness due to tax loss selling led to greater price fluctuations within the municipal market in early 2015. In this environment, interest rates fell through January then plodded upward, ending the reporting period at nearly the same level where they began. Municipal bond prices were up modestly for the overall six-month reporting period. We continued to take a bottom-up approach to identifying sectors that appeared undervalued as well as individual credits that had the potential to perform well over the long term and helped keep the Funds fully invested.

Much of our trading activity during the reporting period was focused on reinvesting the cash from called bonds. The decline in municipal yields and the flattening of the municipal yield curve relative to the Treasury curve helped to make refunding deals more attractive and we saw an increase in this activity during the reporting period, as bond issuers sought to lower costs through refinancings.

In NPP, NMA, NMO, NAD and NXZ, buying activity was relatively muted early in the reporting period then accelerated in the latter half. The five Funds purchased new issues for Atlanta Water and Sewer Authority, and all except NMA bought Indiana Finance Authority for Indiana University Hospital bonds. We also emphasized other shorter duration credits with ample liquidity to help keep these five Funds within their specified duration ranges.

NZF maintained its overall positioning strategy throughout the course of the reporting period, namely a bias toward longer maturity and lower credit quality bonds. Additions to NZF’s portfolio were primarily in the transportation and health care sectors. We bought

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch) Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Nuveen Investments	5

Portfolio Managers’ Comments (continued)

tollroad bonds issued for the Central Texas Turnpike and North Texas Tollway Authority and an airport bond for the New Orleans Aviation Board. The health care sector has been an attractive source of ideas for us and has continued to be an overweight position in the Fund. The advent of the Affordable Health Care Act has encouraged health care providers to increase the scale of their businesses through affiliations and consolidations. While NZF’s general sector and credit quality positioning was largely unchanged during this reporting period, we have become more selective at the individual issue level. As investor demand for municipal securities has increased and created a slight supply-demand imbalance, we’ve started to see underwriters bring new issues to market that are structured with terms more favorable to the issuer and perhaps less advantageous to the investor than in the recent past. We believe this shift in the marketplace merits extra vigilance on our part to ensure that every credit considered for the portfolio offers adequate reward potential for the level of risk to the bondholder. In cases where our convictions have been less certain, we’ve sought compensation for the additional risk or have passed on the deal all together.

Cash for purchases was generated primarily by proceeds from called and matured bonds, which we worked to redeploy to keep the Funds fully invested and support their income streams. In addition, NMO trimmed some of its holding of American Airlines common stock, which performed well as the company has emerged from bankruptcy. The Fund received American Airlines stock when its holding of bonds issued by Puerto Rico Ports Authority for American Airlines was converted into equity as part of the merger with US Airways, which was completed in December 2013. Over time, we expect to sell these shares and reinvest the proceeds into municipal bonds.

As of April 30, 2015, all of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform during the six-month reporting period ended April 30, 2015?

The tables in each Fund’s Performance Overview and Holding Summaries section of this report provide the Funds’ total returns for the six-month, one-year, five-year and ten-year periods ended April 30, 2015. Each Fund’s total returns at net asset value (NAV) are compared with the performance of a corresponding market index and Lipper classification average.

For the six months ended April 30, 2015, the total returns on common share NAV for all of these Funds outperformed the return for the national S&P Municipal Bond Index. For the same period, NPP, NMA, NMO and NXZ outperformed the average return for the Lipper General & Insured Leveraged Municipal Debt Funds Classification Average, while NAD and NZF slightly underperformed this classification average.

Key management factors that influenced the Funds’ returns included duration and yield curve positioning, credit exposure and sector allocation. Keeping the Funds fully invested throughout the reporting period also was beneficial for performance. In addition, the use of regulatory leverage was an important positive factor affecting the Funds’ performance. Leverage is discussed in more detail later in the Fund Leverage section of this report.

In this reporting period, municipal bonds with intermediate and longer maturities generally outperformed those with shorter maturities. In general, the Funds’ durations and yield curve positioning were positive for performance. Consistent with our long term strategy, these Funds tended to have longer durations than the municipal market in general, with overweightings in the longer parts of the yield curve that performed well and underweightings in the underperforming shorter end of the curve. This was especially true in NZF and NPP, where greater sensitivity to changes in interest rates benefited their performance. The positioning of NMA and NXZ, which had the shortest durations among these Funds, was slightly less advantageous and the two Funds received less benefit from duration. In addition, exposure to zero coupon bonds, which typically have higher durations, was particularly beneficial. Among the six Funds, NPP and NAD had the largest weightings in zero coupon bonds and NZF had the smallest weighting.

During this reporting period, lower rated bonds generally outperformed higher quality bonds, as the municipal market rally continued and investors became more willing to accept risk. These Funds tended to have overweights in A rated and BBB rated bonds and underweights in the AAA rated and AA rated categories relative to their benchmark and credit exposure was generally positive for their performance. As with duration, differences in credit allocation accounted for some of the differences in performance. All of these Funds benefited from their lower rated holdings during this reporting period.

6	Nuveen Investments

Among the municipal market sectors, tobacco, health care (especially hospitals), industrial development revenue (IDR) and transportation (especially toll roads) were some of the top-performing groups during this reporting period. Tobacco bonds performed well due to their lower credit quality and the broader demand for higher yields. Health care, IDR and transportation bonds also benefited from investor demand for lower rated credits, as well as generally improving credit fundamentals across these sectors. Overweight positions in tobacco, health care and transportation bonds were the main positive drivers of performance for NPP, NMA, NMO, NAD and NXZ. NMO also benefited from its holding of strong-performing American Airlines common stock, as described earlier in the key strategies section. The performance of NZF was largely driven by the Fund’s allocation to the tobacco settlement, health care, transportation, utilities and the IDR sectors. However, relative gains were somewhat offset by weak performance from the Fund’s exposure to the pre-refunded and tax obligation sectors. Pre-refunded bonds generally underperformed the municipal market, owing to their short maturities and higher credit quality. Although the tax-supported sectors encompass a wide range of credit ratings, the underperformance of higher quality issues has been one of the main reasons the tax-supported sectors have tended to lag revenue sectors. Also, during this reporting period, Moody’s upgraded Harris County-Houston Sports Authority bonds following a successful restructuring in November 2014. All six Funds held the bonds in their portfolios.

As noted in the previous Shareholder Fund Report we continued to monitor two situations in the broader municipal market for any impact on the Funds’ holdings and performance: the ongoing economic problems of Puerto Rico and the City of Detroit’s bankruptcy case. In terms of Puerto Rico holdings, shareholders should note that NPP, NMA, NMO, NAD and NXZ had limited exposure to Puerto Rico debt, 0.67%, 0.48%, 0.49%, 0.46% and 0.30%, respectively, while NZF did not hold any Puerto Rico bonds. The Puerto Rico credits offered higher yields, added diversification and triple exemption (i.e., exemption from most federal, state and local taxes). However, Puerto Rico’s continued economic weakening, escalating debt service obligations, and long-standing inability to deliver a balanced budget led to multiple downgrades on its debt over the past two years. Puerto Rico general obligation debt is rated Caa2/CCC+/B (below investment grade) by Moody’s, S&P and Fitch, respectively, with negative outlooks.

On February 6, 2015, a federal court found Puerto Rico’s Recovery Act to be unconstitutional. Though the Commonwealth is pursuing an appeal of the ruling, the outcome is uncertain. Puerto Rico’s non-voting Representative in Congress recently introduced legislation that would make chapter 9 bankruptcy available to the Commonwealth’s public corporations. A congressional committee hearing was held on February 26, 2015, but the bill has not advanced out of committee.

In light of the evolving economic situation in Puerto Rico, Nuveen’s credit analysis of the Commonwealth had previously considered the possibility of a default and restructuring of public corporations and we adjusted our portfolios to prepare for such an outcome, although no such default or restructuring has occurred to date. The Nuveen complex’s entire exposure to obligations of the government of Puerto Rico and other Puerto Rico issuers totaled 0.33% of assets under management as of April 30, 2015. As of April 30, 2015, the Funds’ limited exposure to Puerto Rico generally was invested in bonds that were insured, pre-refunded (and therefore backed by securities such as U.S. Treasuries), or tobacco settlement bonds. Overall, the small size of our exposures meant that our Puerto Rico holdings had a negligible impact on performance.

The second situation that we continued to monitor was the City of Detroit’s filing for chapter 9 in federal bankruptcy court in July 2013. Burdened by decades of population loss, changes in the auto manufacturing industry and significant tax base deterioration, Detroit had been under severe financial stress for an extended period prior to the filing. Before Detroit could exit bankruptcy, issues surrounding the city’s complex debt portfolio, numerous union contracts, significant legal questions and more than 100,000 creditors had to be resolved. By October 2014, all of the major creditors had reached an agreement on the city’s plan to restructure its $18.5 billion of debt and emerge from bankruptcy on November 7, 2014. The U.S. Bankruptcy Court approved the city’s bankruptcy exit plan, thereby erasing approximately $7 billion in debt. The settlement plan also provided for $1.7 billion to be reinvested in the city for improved public safety, blight removal and upgraded basic services.

In August 2014, Detroit announced a tender offer for the city’s water and sewer bonds, aimed at replacing some of the $5.2 billion of existing debt with lower cost bonds. Approximately $1.5 billion in existing water and sewer bonds were returned to the city by investors under the tender offer, which enabled Detroit to issue new water and sewer bonds, resulting in savings of $250 million over the life of the bonds. The city also raised about $150 million to finance sewer system improvements. As part of the deal, Detroit water and sewer bonds also were permanently removed from the city’s bankruptcy case, which led to a rally in the bonds’ price. The six Funds continued to hold Detroit water and sewer bonds, and the small position sizes had an insignificant impact on performance.

Nuveen Investments	7

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income, particularly in the recent market environment where short-term market rates are at or near historical lows, meaning that the short-term rates the Fund has been paying on its leveraging instruments have been much lower than the interest the Fund has been earning on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. However, use of leverage also can expose the Fund to additional price volatility. When a Fund uses leverage, the Fund will experience a greater increase in its net asset value if the municipal bonds acquired through the use of leverage increase in value, but it will also experience a correspondingly larger decline in its net asset value if the bonds acquired through leverage decline in value, which will make the Fund’s net asset value more volatile, and its total return performance more variable over time. In addition, income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. Leverage made a positive contribution to the performance of these Funds over this reporting period.

As of April 30, 2015, the Funds’ percentages of leverage are as shown in the accompanying table.

	NPP	NMA	NMO	NAD	NXZ	NZF
Effective Leverage*	37.34%	34.44%	35.88%	34.50%	33.67%	34.90%
Regulatory Leverage*	35.42%	30.76%	33.44%	30.27%	29.60%	28.68%

*	Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

8	Nuveen Investments

THE FUNDS’ REGULATORY LEVERAGE

As of April 30, 2015, the Funds have issued and outstanding Institutional MuniFund Term Preferred (iMTP) Shares, Variable Rate MuniFund Term Preferred (VMTP) Shares and/or Variable Rate Demand Preferred (VRDP) Shares as shown in the accompanying table.

	iMTP Shares		VMTP Shares		VRDP Shares
		Shares		Shares		Shares
		Issued at		Issued at		Issued at
Fund	Series	Liquidation Value	Series	Liquidation Value	Series	Liquidation Value	Total
NPP	—	—	2015	$535,000,000	—	—	$535,000,000
NMA	—	—	—	—	1	$268,800,000	$268,800,000
NMO	—	—	—	—	1	$350,900,000	$350,900,000
NAD	—	—	2016	$265,000,000	—	—	$265,000,000
NXZ	—	—	—	—	2	$196,000,000	$196,000,000
NZF	2017	$150,000,000	2017	$81,000,000	—	—	$231,000,000

Refer to Notes to Financial Statements, Note 4 — Fund Shares, Preferred Shares for further details on iMTP, VMTP and VRDP Shares and each Fund’s respective transactions.

Subsequent to the close of this reporting period, NPP refinanced all of its outstanding VMTP Shares with the issuance of new VMTP Shares.

Nuveen Investments	9

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of April 30, 2015. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investments value changes.

During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
Ex-Dividend Date	NPP	NMA	NMO	NAD	NXZ	NZF
November 2014	$0.0770	$0.0670	$0.0670	$0.0740	$0.0715	$0.0625
December	0.0770	0.0670	0.0670	0.0740	0.0715	0.0625
January	0.0770	0.0670	0.0670	0.0740	0.0715	0.0625
February	0.0770	0.0670	0.0670	0.0740	0.0715	0.0625
March	0.0770	0.0660	0.0670	0.0740	0.0680	0.0640
April 2015	0.0770	0.0660	0.0670	0.0740	0.0680	0.0640

Ordinary Income Distribution*	$0.0002	$0.0007	$0.0006	$0.0001	$0.0001	$0.0017

Market Yield**	6.18%	5.75%	5.90%	6.19%	5.78%	5.45%
Taxable-Equivalent Yield**	8.58%	7.99%	8.19%	8.60%	8.03%	7.57%

*	Distribution paid in December 2014.

**	Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28.0%. When comparing a Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Each Fund in this report seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if a Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of April 30, 2015, the Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

All monthly dividends paid by the Funds during the current reporting period, were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes, the composition and per share amounts of each Fund’s dividends for the reporting period are presented in this report’s Statement of

10	Nuveen Investments

Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 — Income Tax Information within the Notes to Financial Statements of this report.

COMMON SHARE REPURCHASES

During August 2014, the Funds’ Board of Directors/Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding shares.

As of April 30, 2015, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table.

	NPP	NMA	NMO	NAD	NXZ	NZF
Common Shares Cumulatively Repurchased and Retired	0	0	0	0	0	30,000
Common Shares Authorized for Repurchase	6,005,000	4,370,000	4,585,000	3,930,000	2,950,000	4,040,000

During the current reporting period, the Funds did not repurchased any of their outstanding common shares.

OTHER COMMON SHARE INFORMATION

As of April 30, 2015, and during the current reporting period, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.

	NPP	NMA	NMO	NAD	NXZ	NZF
Common Share NAV	$16.25	$15.39	$15.23	$15.54	$15.82	$15.81
Common Share Price	$14.94	$13.77	$13.62	$14.34	$14.11	$14.10
Premium/(Discount) to NAV	(8.06)%	(10.53)%	(10.57)%	(7.72)%	(10.81)%	(10.82)%
6-Month Average Premium/(Discount) to NAV	(9.78)%	(11.25)%	(11.24)%	(9.12)%	(11.15)%	(12.50)%

Nuveen Investments	11

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment, Market and Price Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Funds, which generally trade in the over-the-counter markets. Shares of closed-end investment companies like these Funds frequently trade at a discount to their net asset value (NAV). Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful. Certain aspects of the recently adopted Volcker Rule may limit the availability of tender option bonds, which are used by the Funds for leveraging and duration management purposes. The effects of this new Rule, expected to take effect in mid-2015, may make it more difficult for a Fund to maintain current or desired levels of leverage and may cause the Fund to incur additional expenses to maintain its leverage.

Inverse Floater Risk. The Funds may invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that a Fund could lose more than its original principal investment.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Derivatives Risk. The Funds may use derivative instruments which involve a high degree of financial risk, including the risk that the loss on a derivative may be greater than the principal amount investment.

Municipal Bond Market Liquidity Risk. Inventories of municipal bonds held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease a Fund’s ability to buy or sell bonds, and increase bond price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease a Fund’s ability to buy or sell bonds. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and hurt performance.

12	Nuveen Investments

NPP
Nuveen Performance Plus Municipal Fund, Inc.
Performance Overview and Holding Summaries as of April 30, 2015

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NPP at Common Share NAV	2.42%	9.49%	8.21%	6.28%
NPP at Common Share Price	5.49%	7.99%	7.66%	6.85%
S&P Municipal Bond Index	1.27%	4.86%	4.92%	4.63%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	2.40%	9.96%	8.36%	6.11%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Nuveen Investments	13

NPP	Performance Overview and Holding Summaries as of April 30, 2015 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	156.2%
Corporate Bonds	0.0%
Other Assets Less Liabilities	1.6%
Net Assets Plus Floating Rate Obligations & VMTP Shares, at Liquidation Value	157.8%
Floating Rate Obligations	(2.9)%
VMTP Shares, at Liquidation Value	(54.9)%
Net Assets	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	15.9%
AA	48.9%
A	18.7%
BBB	7.9%
BB or Lower	7.2%
N/R (not rated)	1.4%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	19.6%
Transportation	18.8%
Health Care	17.4%
Tax Obligation/General	15.2%
U.S. Guaranteed	8.8%
Utilities	6.4%
Consumer Staples	6.3%
Other	7.5%
Total	100%

States and Territories
(% of total municipal bonds)
Illinois	16.9%
California	12.9%
Texas	8.4%
Colorado	6.5%
Florida	5.4%
Ohio	4.2%
New York	4.0%
Virginia	3.8%
Nevada	3.7%
Indiana	3.3%
Pennsylvania	2.8%
New Jersey	2.6%
South Carolina	2.6%
Michigan	2.5%
Massachusetts	2.1%
Other	18.3%
Total	100%

14	Nuveen Investments

NMA
Nuveen Municipal Advantage Fund, Inc.
Performance Overview and Holding Summaries as of April 30, 2015

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2015
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NMA at Common Share NAV	2.47%	9.71%	8.04%	6.01%
NMA at Common Share Price	3.15%	9.91%	6.10%	5.62%
S&P Municipal Bond Index	1.27%	4.86%	4.92%	4.63%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	2.40%	9.96%	8.36%	6.11%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Common Share Price Performance - Weekly Closing Price

Nuveen Investments	15

NMA	Performance Overview and Holding Summaries as of April 30, 2015 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	145.8%
Corporate Bonds	0.0%
Other Assets Less Liabilities	2.5%
Net Assets Plus Floating Rate Obligations & VRDP Shares, at Liquidation Value	148.3%
Floating Rate Obligations	(3.9)%
VRDP Shares, at Liquidation Value	(44.4)%
Net Assets	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	13.6%
AA	50.6%
A	17.2%
BBB	9.9%
BB or Lower	7.7%
N/R (not rated)	1.0%
Total	100%

Portfolio Composition
(% of total investments)
Health Care	21.2%
Transportation	20.4%
Tax Obligation/General	16.8%
Tax Obligation/Limited	14.5%
U.S. Guaranteed	8.8%
Utilities	5.6%
Consumer Staples	5.5%
Other	7.2%
Total	100%

States and Territories
(% of total municipal bonds)
California	15.5%
Illinois	10.5%
Texas	10.2%
Colorado	9.2%
Ohio	5.3%
New York	4.8%
Louisiana	4.3%
Indiana	3.9%
Nevada	3.5%
Florida	3.0%
Michigan	2.8%
Arizona	2.6%
Pennsylvania	2.6%
Massachusetts	2.6%
Other	19.2%
Total	100%

16	Nuveen Investments

NMO
Nuveen Municipal Market Opportunity Fund, Inc.
Performance Overview and Holding Summaries as of April 30, 2015

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NMO at Common Share NAV	2.64%	10.59%	8.15%	5.92%
NMO at Common Share Price	3.12%	9.40%	6.09%	6.14%
S&P Municipal Bond Index	1.27%	4.86%	4.92%	4.63%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	2.40%	9.96%	8.36%	6.11%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Nuveen Investments	17

NMO	Performance Overview and Holding Summaries as of April 30, 2015 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	150.7%
Common Stocks	0.4%
Corporate Bonds	0.0%
Other Assets Less Liabilities	2.1%
Net Assets Plus Floating Rate Obligations & VRDP Shares, at Liquidation Value	153.2%
Floating Rate Obligations	(3.0)%
VRDP Shares, at Liquidation Value	(50.2)%
Net Assets	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	15.0%
AA	48.8%
A	19.3%
BBB	8.0%
BB or Lower	7.9%
N/R (not rated)	0.8%
N/A (not applicable)	0.2%
Total	100%

Portfolio Composition
(% of total investments)
Transportation	22.8%
Health Care	19.1%
Tax Obligation/Limited	14.3%
Tax Obligation/General	12.5%
U.S. Guaranteed	9.2%
Consumer Staples	6.0%
Utilities	5.6%
Other	10.5%
Total	100%

States and Territories
(% of total municipal bonds)
California	15.2%
Illinois	10.6%
Texas	9.4%
Colorado	5.8%
Ohio	5.6%
Florida	4.7%
New York	4.6%
Nevada	4.3%
Virginia	4.1%
Pennsylvania	4.1%
Michigan	3.2%
New Jersey	2.6%
Indiana	2.5%
North Carolina	2.5%
Washington	2.2%
Other	18.6%
Total	100%

18	Nuveen Investments

NAD
Nuveen Dividend Advantage Municipal Fund
Performance Overview and Holding Summaries as of April 30, 2015

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NAD at Common Share NAV	2.21%	8.95%	8.08%	6.18%
NAD at Common Share Price	4.45%	10.77%	7.05%	6.35%
S&P Municipal Bond Index	1.27%	4.86%	4.92%	4.63%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	2.40%	9.96%	8.36%	6.11%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Nuveen Investments	19

NAD	Performance Overview and Holding Summaries as of April 30, 2015 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	147.7%
Corporate Bonds	0.0%
Investment Companies	0.1%
Other Assets Less Liabilities	1.0%
Net Assets Plus Floating Rate Obligations & VMTP Shares, at Liquidation Value	148.8%
Floating Rate Obligations	(5.4)%
VMTP Shares, at Liquidation Value	(43.4)%
Net Assets	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	13.7%
AA	53.5%
A	19.1%
BBB	6.2%
BB or Lower	5.6%
N/R (not rated)	1.8%
N/A (not applicable)	0.1%
Total	100%

Portfolio Composition
(% of total investments)
Health Care	21.3%
Transportation	20.6%
Tax Obligation/Limited	16.3%
Tax Obligation/General	15.9%
U.S. Guaranteed	7.1%
Consumer Staples	5.5%
Utilities	4.2%
Other	9.1%
Total	100%

States and Territories
(% of total municipal bonds)
Illinois	14.7%
California	10.7%
Texas	8.9%
Colorado	7.3%
Florida	6.2%
Washington	5.5%
New York	4.8%
Nevada	3.8%
Ohio	3.8%
New Jersey	3.7%
Wisconsin	3.6%
Arizona	2.6%
Indiana	2.6%
Massachusetts	2.5%
Other	19.3%
Total	100%

20	Nuveen Investments

NXZ
Nuveen Dividend Advantage Municipal Fund 2
Performance Overview and Holding Summaries as of April 30, 2015

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NXZ at Common Share NAV	2.67%	9.30%	7.77%	6.28%
NXZ at Common Share Price	2.93%	8.25%	6.07%	5.72%
S&P Municipal Bond Index	1.27%	4.86%	4.92%	4.63%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	2.40%	9.96%	8.36%	6.11%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Nuveen Investments	21

NXZ	Performance Overview and Holding Summaries as of April 30, 2015 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	143.9%
Corporate Bonds	0.0%
Other Assets Less Liabilities	2.3%
Net Assets Plus Floating Rate Obligations & VRDP Shares, at Liquidation Value	146.2%
Floating Rate Obligations	(4.2)%
VRDP Shares, at Liquidation Value	(42.0)%
Net Assets	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	16.5%
AA	50.3%
A	14.5%
BBB	8.2%
BB or Lower	8.4%
N/R (not rated)	2.1%
Total	100%

Portfolio Composition
(% of total investments)
Health Care	18.5%
Tax Obligation/Limited	17.3%
Transportation	15.8%
Tax Obligation/General	12.6%
U.S. Guaranteed	10.6%
Consumer Staples	6.7%
Utilities	6.4%
Water and Sewer	4.2%
Other	7.9%
Total	100%

States and Territories
(% of total municipal bonds)
California	15.9%
Texas	13.6%
Illinois	12.5%
New York	6.4%
Colorado	5.6%
Michigan	4.0%
Florida	4.0%
Indiana	3.2%
South Carolina	3.2%
Virginia	2.8%
Georgia	2.5%
Ohio	2.4%
Pennsylvania	2.3%
Washington	2.2%
Other	19.4%
Total	100%

22	Nuveen Investments

NZF
Nuveen Dividend Advantage Municipal Fund 3
Performance Overview and Holding Summaries as of April 30, 2015

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NZF at Common Share NAV	2.33%	9.93%	7.83%	6.26%
NZF at Common Share Price	4.96%	11.27%	6.33%	6.25%
S&P Municipal Bond Index	1.27%	4.86%	4.92%	4.63%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	2.40%	9.96%	8.36%	6.11%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Nuveen Investments	23

NZF	Performance Overview and Holding Summaries as of April 30, 2015 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	145.5%
Corporate Bonds	0.0%
Investment Companies	0.6%
Other Assets Less Liabilities	1.3%
Net Assets Plus Floating Rate Obligations &, iMTP shares at Liquidation Value & VMTP Shares, at Liquidation Value	147.4%
Floating Rate Obligations	(7.2)%
iMTP Share, at Liquidation Value	(26.1)%
VMTP Shares, at Liquidation Value	(14.1)%
Net Assets	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	16.6%
AA	43.9%
A	20.1%
BBB	9.7%
BB or Lower	4.3%
N/R (not rated)	5.0%
N/A (not applicable)	0.4%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	20.5%
Health Care	16.2%
Transportation	14.9%
Tax Obligation/General	11.8%
U.S. Guaranteed	8.7%
Utilities	8.3%
Water and Sewer	6.8%
Consumer Staples	4.2%
Other	8.6%
Total	100%

States and Territories
(% of total municipal bonds)
Texas	14.4%
Illinois	10.2%
California	10.0%
Indiana	6.2%
New York	5.6%
Michigan	4.8%
Washington	4.6%
Nevada	3.6%
Louisiana	3.2%
Massachusetts	3.2%
South Carolina	3.1%
Colorado	3.0%
New Jersey	3.0%
Georgia	2.5%
Wisconsin	2.4%
Missouri	2.1%
Other	18.1%
Total	100%

24	Nuveen Investments

NPP
Nuveen Performance Plus Municipal Fund, Inc.
	Portfolio of Investments	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 156.2% (100.0% of Total Investments)
	MUNICIPAL BONDS – 156.2% (100.0% of Total Investments)
	Alaska – 1.5% (0.9% of Total Investments)
$3,945	CivicVentures, Alaska, Revenue Bonds, Anchorage Convention Center Series 2006, 5.000%, 9/01/34 – NPFG Insured	9/15 at 100.00	AA–	$4,001,335
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
8,500	5.000%, 6/01/32	7/15 at 100.00	B2	7,453,478
3,545	5.000%, 6/01/46	7/15 at 100.00	B2	2,803,457
15,990	Total Alaska			14,258,270
	Arizona – 1.5% (1.0% of Total Investments)
4,000	Arizona School Facilities Board, School Facilities Board Revenue Bonds, Series 2005, 5.000%, 1/01/17 (Pre-refunded 7/01/15)	7/15 at 100.00	AAA	4,032,520
2,500	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Civic Plaza Expansion Project, Subordinate Series 2005A, 5.000%, 7/01/35 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AA+ (4)	2,520,375
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	8,481,134
14,280	Total Arizona			15,034,029
	Arkansas – 0.4% (0.3% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%, 5/01/28 – ACA Insured	7/15 at 100.00	N/R	4,090,010
	California – 20.1% (12.9% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured	10/17 at 100.00	BBB+	3,842,265
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	2,645,146
15,870	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured	No Opt. Call	AA	14,206,983
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.000%, 4/01/38	4/23 at 100.00	A+	5,599,100
3,250	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H, 5.000%, 5/01/22 – AGM Insured	5/18 at 100.00	AA	3,650,920
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006:
5,000	5.000%, 4/01/37	4/16 at 100.00	A+	5,137,750
7,000	5.250%, 4/01/39	4/16 at 100.00	A+	7,200,270
2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40	7/20 at 100.00	Baa2	2,565,982
3,700	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)	6/17 at 100.00	A3	3,922,703
1,300	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A1	1,452,477
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31 (Pre-refunded 3/01/16)	3/16 at 100.00	Aa3 (4)	5,201,500
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	Aa3	17,149,118
10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	Aa3	11,215,500
6,435	California State, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	Aa3	6,779,208
3,770	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2010, 5.250%, 11/01/30	11/20 at 100.00	AA–	4,299,911

Nuveen Investments	25

NPP	Nuveen Performance Plus Municipal Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	7/18 at 100.00	A	$3,314,760
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2006C, 5.000%, 8/01/32 – AGM Insured	8/18 at 100.00	Aa1	5,512,200
7,240	Desert Community College District, Riverside County, California, General Obligation Bonds, Election 2004 Series 2007C, 0.000%, 8/01/28 – AGM Insured	8/17 at 56.01	AA	3,913,799
910	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/42	1/31 at 100.00	BBB–	676,094
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
2,345	4.500%, 6/01/27	6/17 at 100.00	B	2,282,435
7,750	5.000%, 6/01/33	6/17 at 100.00	B	6,530,770
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,198,095
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	8,367,100
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	Aa2	1,231,800
5,000	Los Angeles Community College District, California, General Obligation Bonds, Series 2007C, 5.000%, 8/01/32 (Pre-refunded 8/01/17) – FGIC Insured	8/17 at 100.00	AA+ (4)	5,476,450
2,495	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2009A, 5.375%, 7/01/34	1/19 at 100.00	AA	2,822,643
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds, Election 2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured	No Opt. Call	AA–	1,600,796
1,855	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43	8/35 at 100.00	AA	1,259,100
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	4,485,657
920	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A, 5.125%, 12/01/23 – AMBAC Insured (ETM)	7/15 at 100.00	N/R (4)	1,059,095
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured	9/16 at 100.00	AA	2,114,720
2,615	New Haven Unified School District, Alameda County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/28 – NPFG Insured	No Opt. Call	AA–	1,317,751
8,985	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 – NPFG Insured	No Opt. Call	AA–	9,708,832
2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage Revenue Bonds, Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	2,490,145
920	Palmdale, California, Certificates of Participation, Park Improvement & Avenue Construction, Series 2002, 5.000%, 9/01/32 – NPFG Insured	7/15 at 100.00	A3	921,196
5,960	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A, 5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	AA–	6,357,234
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 – AGC Insured	No Opt. Call	AA	4,252,809
1,780	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation, Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – NPFG Insured	7/15 at 102.00	A3	1,822,649
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 2015-XF0098, 19.852%, 2/01/33 (IF)	8/19 at 100.00	Aa2	2,995,143
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	AA–	5,463,882
2,965	San Juan Unified School District, Sacramento County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/28 – NPFG Insured	No Opt. Call	Aa2	1,875,718

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured	No Opt. Call	AA+	$2,829,533
2,315	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	6/15 at 100.00	B+	2,314,838
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series 2001B, 0.000%, 9/01/25 – FGIC Insured	No Opt. Call	AA+	1,936,206
2,515	Vacaville Unified School District, California, General Obligation Bonds, Series 2005, 5.000%, 8/01/30 – NPFG Insured	8/15 at 100.00	AA–	2,542,640
2,730	Vacaville Unified School District, California, General Obligation Bonds, Series 2005, 5.000%, 8/01/30 (Pre-refunded 8/01/15) – NPFG Insured	8/15 at 100.00	AA– (4)	2,763,279
208,790	Total California			196,306,202
	Colorado – 10.1% (6.5% of Total Investments)
5,240	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005, 5.000%, 12/15/24 (Pre-refunded 12/15/15) – AGM Insured	12/15 at 100.00	AA (4)	5,397,514
6,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 4.500%, 9/01/38	9/16 at 100.00	A+	6,490,399
2,295	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	A+	2,461,112
14,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA–	15,604,960
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2007, 5.250%, 5/15/42	5/17 at 100.00	A–	2,121,120
3,225	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	3,592,037
13,920	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AA–	11,995,838
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
16,635	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	8,294,211
33,120	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	15,778,697
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	5,781,138
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	AA–	7,725,785
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
5,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	5,905,150
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,285,613
40	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	40,165
	University of Colorado, Enterprise System Revenue Bonds, Series 2005:
2,130	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	2,138,776
1,145	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	1,149,717
136,660	Total Colorado			98,762,232
	Connecticut – 0.8% (0.5% of Total Investments)
7,640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	7,995,260
	District of Columbia – 0.7% (0.5% of Total Investments)
1,875	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24	5/15 at 100.00	A1	1,875,225
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured	10/16 at 100.00	A1	5,208,200
6,875	Total District of Columbia			7,083,425

Nuveen Investments	27

NPP	Nuveen Performance Plus Municipal Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida – 8.4% (5.4% of Total Investments)
$2,615	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-2, 4.950%, 7/01/37 (Alternative Minimum Tax)	1/16 at 100.00	AA+	$2,658,801
7,705	Jacksonville, Florida, Special Revenue Bonds, Series 2010B-1, 5.000%, 10/01/15 (ETM)	No Opt. Call	AA– (4)	7,860,795
2,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	A2	2,701,800
4,500	Leon County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AA	4,588,110
3,775	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A, 5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	10/15 at 100.00	A	3,829,738
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/41	10/20 at 100.00	A	5,685,950
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/27	10/20 at 100.00	A	2,862,925
3,150	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series 2005, 5.000%, 7/01/24 (Pre-refunded 7/01/15) – NPFG Insured	7/15 at 100.00	AA (4)	3,175,578
2,410	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%, 11/01/30 (Pre-refunded 11/01/15) – NPFG Insured	11/15 at 100.00	AA (4)	2,459,477
5,500	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/31	No Opt. Call	AA	6,257,845
1,665	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,858,590
2,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	AA	2,428,752
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%, 10/01/29 – FGIC Insured	No Opt. Call	AA–	5,456,968
	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
1,795	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	1,932,587
4,700	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	5,044,557
6,000	Saint John’s County, Florida, Sales Tax Revenue Bonds, Series 2006, 5.000%, 10/01/36 (Pre-refunded 10/01/16) – BHAC Insured	10/16 at 100.00	AA+ (4)	6,389,340
6,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 4.000%, 5/01/33	5/25 at 100.00	AA–	6,706,817
6,000	Sunshine State Governmental Financing Commission, Florida, Revenue Bonds, Miami Dade County Program, Series 2011A, 5.000%, 9/01/15	No Opt. Call	AA–	6,096,480
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,727,284
77,225	Total Florida			81,722,394
	Georgia – 1.9% (1.2% of Total Investments)
3,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/33	5/25 at 100.00	AA–	3,926,626
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AA–	6,119,200
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB–	2,207,040
3,000	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A, 5.000%, 2/01/30 – SYNCORA GTY Insured	2/16 at 100.00	N/R	3,024,180
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured	8/18 at 100.00	AA	2,838,950
15,900	Total Georgia			18,115,996
	Illinois – 26.4% (16.9% of Total Investments)
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	A–	1,375,655

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$10,200	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured	No Opt. Call	AA–	$8,756,496
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA–	8,163,700
1,890	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series 2005A, 5.000%, 1/01/33 – FGIC Insured	1/16 at 100.00	AA–	1,945,982
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	AA–	26,110,781
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	AA–	25,143,485
3,350	Chicago, Illinois, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17 – AGM Insured	1/17 at 100.00	AA	3,363,266
5,325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	5,857,340
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	7,609,120
15,285	0.000%, 11/01/19	No Opt. Call	AAA	14,229,724
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,731,990
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%, 8/15/47 – AGC Insured (UB)	8/18 at 100.00	AA	2,147,220
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust 1137, 9.356%, 7/01/15 (IF)	No Opt. Call	AA+	5,976,835
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	AA–	3,336,330
2,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,458,560
870	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	A–	1,034,561
495	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44	8/25 at 100.00	Baa1	533,580
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (UB) (6)	2/21 at 100.00	AA–	2,807,275
	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A:
2,250	6.000%, 8/15/23	8/18 at 100.00	BBB+	2,499,458
3,055	5.500%, 8/15/30	8/18 at 100.00	BBB+	3,318,524
4,945	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	5,096,465
2,515	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	8/22 at 100.00	A–	2,768,059
2,235	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA–	2,482,504
28,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AAA	11,059,440
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	Aaa	14,212,425
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A:
9,400	0.000%, 12/15/18 – NPFG Insured	No Opt. Call	AA–	8,876,420
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	AA–	14,450,863
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	19,289,806
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	9,786,752
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured	No Opt. Call	AAA	6,000,507
5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)	No Opt. Call	AA– (4)	6,294,943
2,685	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.000%, 2/01/30 – AGM Insured	2/20 at 100.00	AA	2,851,336
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured	No Opt. Call	AA	22,237,280

Nuveen Investments	29

NPP	Nuveen Performance Plus Municipal Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	A1	$3,789,078
290,500	Total Illinois			257,595,760
	Indiana – 5.2% (3.3% of Total Investments)
5,000	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage Bonds, Series 2006A, 5.000%, 7/15/26 (Pre-refunded 1/15/17) – AGM Insured	1/17 at 100.00	AA+ (4)	5,377,300
3,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (4)	3,182,190
2,525	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42	5/23 at 100.00	A	2,731,495
3,400	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40 (WI/DD, Settling 5/07/15)	6/25 at 100.00	AA–	3,799,500
3,075	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	3,281,825
8,630	Indiana Finance Authority, Revenue Bonds, Community Foundation of Northwest Indiana Obligated Group, Series 2012, 5.000%, 3/01/41	No Opt. Call	A	9,304,435
805	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	BBB	891,312
750	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006B, 5.000%, 2/15/23	2/16 at 100.00	AA–	776,655
435	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured	No Opt. Call	AA	441,516
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)	7/15 at 100.00	AA– (4)	4,338,403
3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A	3,170,430
3,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2011A, 5.000%, 1/01/31	No Opt. Call	A+	3,308,850
9,560	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA	6,897,253
2,395	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 4.375%, 7/15/26 (Pre-refunded 7/15/15) – NPFG Insured	7/15 at 100.00	AA+ (4)	2,415,717
1,580	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 1/15/28 – AGM Insured	No Opt. Call	AA	1,053,481
51,475	Total Indiana			50,970,362
	Iowa – 2.6% (1.6% of Total Investments)
1,500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/21	7/16 at 100.00	BB+	1,545,420
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
3,000	5.000%, 12/01/19	No Opt. Call	BB–	3,247,200
2,220	5.250%, 12/01/25	12/23 at 100.00	BB–	2,484,935
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
5,200	5.375%, 6/01/38	6/15 at 100.00	B+	4,607,044
4,465	5.500%, 6/01/42	6/15 at 100.00	B+	3,940,407
5,400	5.625%, 6/01/46	6/15 at 100.00	B+	4,824,738
4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	4,311,585
26,285	Total Iowa			24,961,329
	Kansas – 0.1% (0.1% of Total Investments)
1,500	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	1,086,555

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana – 0.0% (0.0% of Total Investments)
$165	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26	7/15 at 100.00	Aaa	$165,310
	Maine – 0.1% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	BBB–	1,202,702
	Maryland – 0.9% (0.6% of Total Investments)
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43	7/22 at 100.00	A2	3,842,965
2,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 6.000%, 1/01/28	1/18 at 100.00	BBB	2,776,925
2,000	Maryland Transportation Authority, Project Revenue Bonds, Series 2007, 5.000%, 3/01/16	No Opt. Call	AAA	2,079,520
8,050	Total Maryland			8,699,410
	Massachusetts – 3.2% (2.1% of Total Investments)
3,355	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	No Opt. Call	AAA	3,742,435
6,250	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/37	1/20 at 100.00	A+	6,896,063
1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	A–	1,390,288
4,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	5,051,790
8,730	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/19 – AGC Insured	10/15 at 100.00	AA	8,881,989
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%, 7/01/38	7/18 at 100.00	A–	534,220
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	AA+	5,130,958
29,145	Total Massachusetts			31,627,743
	Michigan – 4.0% (2.5% of Total Investments)
1,060	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	BBB+	1,139,765
1,250	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010, 4.500%, 11/01/23	11/20 at 100.00	AA	1,345,000
	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A:
5,565	5.000%, 7/01/30 – NPFG Insured	7/15 at 100.00	AA–	5,642,799
5,000	5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–	5,069,900
3,305	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	AA–	3,382,965
2,000	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.250%, 7/01/16 – NPFG Insured	No Opt. Call	AA–	2,101,440
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured	5/20 at 100.00	A2	2,166,700
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	444,613
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 – FGIC Insured	10/16 at 50.02	AA–	2,965,563
1,525	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	1,514,676
2,890	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	No Opt. Call	A1	3,162,440

Nuveen Investments	31

NPP	Nuveen Performance Plus Municipal Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2009W, 6.375%, 8/01/29 (Pre-refunded 8/01/19)	8/19 at 100.00	A1 (4)	$3,032,050
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	1,422,343
4,930	Wayne County Airport Authority, Michigan, Revenue Bonds, Series 2007, 5.000%, 12/01/27 – NPFG Insured (Alternative Minimum Tax)	12/17 at 100.00	AA–	5,303,448
39,830	Total Michigan			38,693,702
	Minnesota – 2.0% (1.3% of Total Investments)
5,000	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007, 5.250%, 5/01/37	5/17 at 100.00	Baa1	5,262,950
13,490	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds, Civic Center Project, Series 1996, 7.100%, 11/01/23 (Pre-refunded 11/01/15) – AGM Insured	11/15 at 103.00	AA (4)	14,326,245
18,490	Total Minnesota			19,589,195
	Mississippi – 0.8% (0.5% of Total Investments)
8,170	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/15 at 100.00	BBB	8,219,020
	Missouri – 3.0% (1.9% of Total Investments)
2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44	10/22 at 100.00	AA+	2,875,632
10,370	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	11,353,387
6,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Series 2006, 5.000%, 1/01/34 (Pre-refunded 1/01/16) – NPFG Insured	1/16 at 100.00	AA– (4)	6,191,520
3,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Series 2007A, 5.000%, 1/01/32 (Pre-refunded 1/01/17) – AMBAC Insured	1/17 at 100.00	AA+ (4)	3,220,230
5,130	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – NPFG Insured	12/16 at 100.00	AA–	5,405,019
27,085	Total Missouri			29,045,788
	Nevada – 5.7% (3.6% of Total Investments)
3,540	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2010D, 5.000%, 7/01/24	No Opt. Call	AA–	4,079,390
24,195	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	A+	27,126,466
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/33	12/24 at 100.00	AA+	11,484,500
4,385	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C, 3.000%, 6/01/15	No Opt. Call	AA+	4,396,094
	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A:
5,130	5.250%, 7/01/31	7/17 at 100.00	A	5,421,435
2,500	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.938%, 7/01/31 – BHAC Insured (IF) (6)	7/17 at 100.00	AA+	3,151,100
49,750	Total Nevada			55,658,985
	New Hampshire – 0.6% (0.4% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39	10/19 at 100.00	Baa1	5,581,750
	New Jersey – 4.1% (2.6% of Total Investments)
940	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	1,036,980
3,500	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/33 – NPFG Insured	7/33 at 100.00	AA–	3,564,470
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	1,563,030

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series, 2001C5.500%, 12/15/18 – AGM Insured,	No Opt. Call	AA	$5,070,375
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
1,815	0.000%, 12/15/26 – AMBAC Insured	No Opt. Call	AA+	1,228,900
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AA–	5,046,600
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	16,039,800
2,000	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/38	5/23 at 100.00	AA–	2,259,940
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	3,877,400
67,255	Total New Jersey			39,687,495
	New York – 6.3% (4.0% of Total Investments)
970	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program, Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 – AMBAC Insured	7/15 at 100.00	N/R	972,512
8,115	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	8,953,604
2,565	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	2,712,513
4,410	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A–	4,832,831
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 11711, 4.500%, 11/15/32 – AGM Insured (UB)	11/16 at 100.00	AA	13,898,792
4,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40	No Opt. Call	AA+	4,998,576
1,670	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005D, 5.000%, 6/15/37 (Pre-refunded 6/15/15)	6/15 at 100.00	N/R (4)	1,679,452
830	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005D, 5.000%, 6/15/37	6/15 at 100.00	AAA	834,905
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	5,632,900
5,010	New York City, New York, General Obligation Bonds, Fiscal 2012 Series C, 5.000%, 8/01/15	No Opt. Call	AA	5,072,224
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	6,273,180
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	No Opt. Call	A+	2,316,740
2,650	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB	3,124,642
57,220	Total New York			61,302,871
	North Carolina – 1.8% (1.2% of Total Investments)
5,550	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/39	1/18 at 100.00	AA–	5,870,568
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, WakeMed, Series 2012A, 5.000%, 10/01/31	10/22 at 100.00	AA–	3,660,723
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/42	6/19 at 100.00	AA	3,926,195
4,055	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured	11/16 at 100.00	AA+	4,289,906
16,405	Total North Carolina			17,747,392
	North Dakota – 0.5% (0.3% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	4,784,980

Nuveen Investments	33

NPP	Nuveen Performance Plus Municipal Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio – 6.6% (4.2% of Total Investments)
$9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (4)	$10,539,337
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series2008A, 5.250%, 2/15/43	2/18 at 100.00	A1	648,485
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
5,260	5.125%, 6/01/24	6/17 at 100.00	B–	4,487,516
6,360	5.875%, 6/01/30	6/17 at 100.00	B–	5,394,552
4,875	5.750%, 6/01/34	6/17 at 100.00	B–	3,978,390
4,290	6.000%, 6/01/42	6/17 at 100.00	B	3,600,125
14,830	5.875%, 6/01/47	6/17 at 100.00	B	12,275,829
11,460	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B–	10,052,827
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA	2,787,506
6,280	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	7/15 at 100.00	A+	6,298,338
3,685	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48	2/23 at 100.00	A+	4,082,612
69,345	Total Ohio			64,145,517
	Oklahoma – 0.1% (0.1% of Total Investments)
1,235	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/42	2/17 at 100.00	AA	1,286,956
30	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/42 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (4)	32,347
1,265	Total Oklahoma			1,319,303
	Pennsylvania – 4.4% (2.8% of Total Investments)
1,250	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2009A, 5.500%, 8/15/34	8/19 at 100.00	Aa3	1,407,625
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	AA	2,600,844
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	AA	2,477,719
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	AA	2,383,635
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	AA	2,209,226
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	AA	2,847,822
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	AA	1,793,484
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	AA	1,889,040
630	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	7/15 at 100.00	N/R	571,799
2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2011B, 5.000%, 12/01/41	12/21 at 100.00	AA–	2,192,300
1,570	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	1,715,476
5,750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	6,714,735
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	13,945,662
45,575	Total Pennsylvania			42,749,367
	Puerto Rico – 1.1% (0.7% of Total Investments)
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/25 – NPFG Insured	7/15 at 100.00	AA–	624,981
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	1,368,932
34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	CCC+	$981,240
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
25,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	B	2,897,000
64,335	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	B	4,530,471
92,265	Total Puerto Rico			10,402,624
	South Carolina – 4.1% (2.6% of Total Investments)
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	14,458,390
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	7,897,045
2,250	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric System, Series 2006C, 5.000%, 1/01/21 – AGM Insured	No Opt. Call	AA	2,413,013
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/55	6/25 at 100.00	AA–	5,420,100
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	AA–	3,948,270
4,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	5,410,560
57,880	Total South Carolina			39,547,378
	Tennessee – 1.9% (1.2% of Total Investments)
2,260	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	A+	2,497,503
2,470	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004, 5.000%, 10/01/22 – AGM Insured	10/19 at 100.00	AA	2,812,194
770	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004, 5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	AA (4)	891,960
325	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	AA– (4)	326,323
6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 6.000%, 12/01/19 – AMBAC Insured	12/17 at 100.00	N/R	6,459,000
4,965	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	5,151,783
16,790	Total Tennessee			18,138,763
	Texas – 13.2% (8.4% of Total Investments)
5,000	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006, 5.000%, 5/01/35 – NPFG Insured	5/16 at 100.00	AA–	5,196,200
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa1	2,884,950
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB	1,160,660
3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Alternative Minimum Tax)	No Opt. Call	A+	3,205,710
160	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BB+	170,627
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B:
3,240	5.000%, 4/01/53	10/23 at 100.00	AA+	3,534,872
15,000	5.000%, 4/01/53 (UB)	10/23 at 100.00	AA+	16,365,150
9,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA+	9,601,740

Nuveen Investments	35

NPP	Nuveen Performance Plus Municipal Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$7,165	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/49 – AGM Insured	11/31 at 41.91	AA	$1,381,555
3,975	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A, 0.000%, 11/15/15 – NPFG Insured	No Opt. Call	AA	3,966,772
3,885	Houston Independent School District Public Facility Corporation, Harris County, Texas, Lease Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured	No Opt. Call	Aa1	3,589,352
1,600	Houston, Texas, Airport System Revenue Bonds, Refunding Senior Lien Series 2009A, 5.500%, 7/01/39	7/18 at 100.00	AA–	1,793,392
1,495	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,133,808
1,275	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.375%, 8/15/35	2/16 at 100.00	BBB	1,292,480
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2008:
5,000	0.000%, 8/15/39	8/17 at 27.35	AAA	1,314,600
19,800	0.000%, 8/15/41	8/17 at 24.20	AAA	4,593,006
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	BBB	2,241,980
6,285	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/33	1/25 at 100.00	A3	7,003,313
7,630	Northwest Independent School District, Denton County, Texas, General Obligation Bonds, Series 2007, 5.000%, 2/15/32 (Pre-refunded 2/15/17)	2/17 at 100.00	Aaa	8,226,285
2,675	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	AA–	3,119,398
215	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	259,978
5,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007B, 5.000%, 11/15/47	11/17 at 100.00	AA	6,134,100
3,500	Texas A&M University, Permanent University Fund Bonds, Refunding Series 2006, 5.000%, 7/01/36 (Pre-refunded 7/01/16)	7/16 at 100.00	AAA	3,693,795
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
14,815	5.000%, 12/15/27	No Opt. Call	A3	16,574,280
3,250	5.000%, 12/15/30	No Opt. Call	A3	3,578,218
4,905	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	5,377,940
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/37	8/24 at 100.00	BBB+	5,420,900
4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A–	2,834,840
2,710	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman Project, Series 2011, 6.000%, 11/01/41	11/21 at 100.00	Baa2	3,026,691
145,830	Total Texas			128,676,592
	Utah – 0.5% (0.3% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,296,880
660	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1, 5.300%, 7/01/18 (Alternative Minimum Tax)	7/18 at 100.00	AA–	661,617
305	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class II, 6.150%, 1/01/27 (Alternative Minimum Tax)	7/15 at 100.00	AAA	305,576

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utah (continued)
$50	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2, 5.650%, 7/01/27 (Alternative Minimum Tax)	7/15 at 100.00	AA	$50,078
215	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1, 5.750%, 7/01/19 (Alternative Minimum Tax)	7/15 at 100.00	Aaa	215,600
4,230	Total Utah			4,529,751
	Virginia – 5.9% (3.8% of Total Investments)
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	No Opt. Call	A	1,007,613
18,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	18,815,580
10,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured	10/26 at 100.00	AA	12,221,055
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
3,100	5.125%, 7/01/49	No Opt. Call	BBB–	3,344,652
7,150	5.000%, 7/01/52	No Opt. Call	BBB–	7,595,088
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
60	0.000%, 7/01/30	No Opt. Call	BBB–	29,898
5,755	0.000%, 7/01/35	No Opt. Call	BBB–	2,183,735
7,750	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	Aaa	7,786,270
4,030	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,407,248
57,245	Total Virginia			57,391,139
	Washington – 3.1% (2.0% of Total Investments)
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	AA+	8,915,277
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	AA	4,486,120
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33	7/19 at 100.00	A	2,279,700
10,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB) (6)	10/16 at 100.00	AA	10,168,800
4,065	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%, 1/01/33 (Pre-refunded 1/01/18)	1/18 at 100.00	AA+ (4)	4,504,142
32,300	Total Washington			30,354,039
	Wisconsin – 2.6% (1.7% of Total Investments)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2013A, 5.125%, 4/15/31	4/23 at 100.00	A	2,780,950
1,780	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A–	1,900,666
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/23	8/16 at 100.00	A–	3,158,280
5,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 6.250%, 5/01/37	5/19 at 100.00	AA–	5,897,350
11,825	Wisconsin State, Transportation Revenue Bonds, Refunding Series 2007-I, 5.000%, 7/01/18 (Pre-refunded 7/01/15) – NPFG Insured	7/15 at 100.00	AA+ (4)	11,922,202
24,105	Total Wisconsin			25,659,448
$1,736,555	Total Municipal Bonds (cost $1,375,013,927)			1,522,902,088

Nuveen Investments	37

NPP	Nuveen Performance Plus Municipal Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$221	Las Vegas Monorail Company, Senior Interest Bonds, (5), (7)	5.500%	7/15/19	N/R	$39,811
59	Las Vegas Monorail Company, Senior Interest Bonds, (5), (7)	3.000%	7/15/55	N/R	7,868
$280	Total Corporate Bonds (cost $25,102)				47,679
	Total Long-Term Investments (cost $1,375,039,029)				1,522,949,767
	Floating Rate Obligations – (2.9)%				(28,050,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (54.9)% (8)				(535,000,000)
	Other Assets Less Liabilities – 1.6%				15,387,699
	Net Assets Applicable to Common Shares – 100%				$975,287,466

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.1%.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

38	Nuveen Investments

NMA
Nuveen Municipal Advantage Fund, Inc.
	Portfolio of Investments	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 145.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 145.8% (100.0% of Total Investments)
	Alaska – 1.3% (0.9% of Total Investments)
$1,690	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula Funds, Series 2006, 5.000%, 8/01/17 – FGIC Insured	8/16 at 100.00	AA–	$1,788,003
2,495	CivicVentures, Alaska, Revenue Bonds, Anchorage Convention Center Series 2006, 5.000%, 9/01/34 – NPFG Insured	9/15 at 100.00	AA–	2,530,629
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
675	4.625%, 6/01/23	6/23 at 100.00	Ba1	675,115
3,595	5.000%, 6/01/46	6/46 at 100.00	B2	2,842,998
8,455	Total Alaska			7,836,745
	Arizona – 3.8% (2.6% of Total Investments)
3,465	Arizona Board of Regents, Certificates of Participation, Arizona State University, Refunding Series 2006, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	AA–	3,752,907
4,905	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32	7/17 at 100.00	A	5,175,167
2,500	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Civic Plaza Expansion Project, Subordinate Series 2005A, 5.000%, 7/01/35 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AA+ (4)	2,520,375
10,700	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2008A, 5.000%, 7/01/38	7/18 at 100.00	AA–	11,769,251
21,570	Total Arizona			23,217,700
	California – 22.6% (15.5% of Total Investments)
2,000	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2000B, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	1,618,640
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured	10/17 at 100.00	BBB+	3,842,265
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	2,645,146
	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA–	1,628,122
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	AA–	2,271,063
610	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.000%, 6/01/26	6/15 at 100.00	BBB	610,122
3,840	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/33	7/23 at 100.00	AA–	4,353,946
2,000	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/28 – AMBAC Insured	2/17 at 100.00	Aa3	2,116,620
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	Aa3	17,149,120
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	Aa3	4,980,873
2,455	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	2,929,085
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 98-2, Series 2005, 0.000%, 9/01/31 – FGIC Insured	No Opt. Call	AA–	4,980,188
	Colton Joint Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2006C:
3,800	0.000%, 2/01/33 – FGIC Insured	2/33 at 100.00	AA–	1,492,184
3,795	0.000%, 2/01/37 – FGIC Insured	No Opt. Call	AA–	1,492,991

Nuveen Investments	39

NMA	Nuveen Municipal Advantage Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$5,130	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	$6,224,639
2,510	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	AA–	1,533,635
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	2,167,469
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 6.000%, 1/15/49	1/24 at 100.00	BBB–	2,367,460
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA–	1,093,467
3,170	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	2,245,216
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
1,290	4.500%, 6/01/27	6/17 at 100.00	B	1,255,583
6,080	5.000%, 6/01/33	6/17 at 100.00	B	5,123,494
1,000	5.125%, 6/01/47	6/17 at 100.00	B	798,730
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/31 – NPFG Insured	No Opt. Call	Aa2	2,637,200
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	Aa2	1,231,800
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2007A, 4.500%, 1/01/28 – NPFG Insured	7/17 at 100.00	Aa2	5,359,800
1,160	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43	8/35 at 100.00	AA	787,362
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	2,990,438
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured	9/16 at 100.00	AA	2,114,720
	North Orange County Community College District, California, General Obligation Bonds, Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa1	5,744,785
4,180	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Aa1	2,962,115
5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (ETM)	No Opt. Call	Aaa	5,323,800
6,000	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured	No Opt. Call	AA–	4,422,540
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA+	2,170,460
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	13,058,978
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 2015-XF0098, 19.852%, 8/01/39 (IF)	8/19 at 100.00	Aa2	2,995,143
7,205	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	AA–	5,460,093
1,345	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 0.000%, 9/01/29 – NPFG Insured	No Opt. Call	Aa1	636,239
5,905	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 0.000%, 9/01/29 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 47.82	Aa1 (4)	2,821,881
1,800	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	Aa2	1,189,692
163,940	Total California			136,827,104

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado – 13.4% (9.2% of Total Investments)
$1,600	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	$1,644,224
9,440	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 4.500%, 9/01/38	9/16 at 100.00	A+	9,648,718
3,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.500%, 7/01/34	7/19 at 100.00	A+	3,803,234
4,890	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	A+	5,403,890
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005C, 5.250%, 3/01/40 – AGM Insured	9/18 at 102.00	AA	1,262,390
7,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA–	8,359,800
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2007, 5.250%, 5/15/42	5/17 at 100.00	A–	1,590,840
3,870	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	4,310,445
2,200	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	2,237,334
1,270	Denver, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%, 11/15/25 – SYNCORA GTY Insured	11/15 at 100.00	A+	1,302,461
	Denver, Colorado, Airport System Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	AA–	5,738,404
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	3,522,585
4,340	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	AA–	4,629,261
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
2,830	0.000%, 9/01/16 – NPFG Insured	No Opt. Call	AA–	2,781,522
8,845	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	AA–	6,079,434
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,550	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	4,429,208
11,000	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	5,810,750
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	4,986,000
3,110	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/34	7/20 at 100.00	Baa3	3,560,639
93,095	Total Colorado			81,101,139
	Florida – 4.3% (3.0% of Total Investments)
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A	1,113,510
3,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series 2005, 5.000%, 7/01/24 (Pre-refunded 7/01/15) – NPFG Insured	7/15 at 100.00	AA (4)	3,024,360
2,225	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%, 11/01/30 (Pre-refunded 11/01/15) – NPFG Insured	11/15 at 100.00	AA (4)	2,270,679
590	South Broward Hospital District, Florida, Hospital Revenue Bonds, Memorial Health System, Refunding Series 2008, 5.000%, 5/01/28	5/18 at 100.00	AA–	644,958
14,730	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	15,524,389
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,727,284
24,845	Total Florida			26,305,180
	Georgia – 1.1% (0.8% of Total Investments)
1,460	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/35	5/25 at 100.00	AA–	1,671,335
2,900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/26	12/26 at 100.00	BB–	2,872,247

Nuveen Investments	41

NMA	Nuveen Municipal Advantage Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB–	$1,379,400
2,400	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 7.625%, 12/01/30 (5), (7)	12/20 at 100.00	N/R	776,059
8,010	Total Georgia			6,699,041
	Illinois – 15.3% (10.5% of Total Investments)
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	A–	1,375,655
2,950	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured	12/20 at 100.00	AA–	2,961,741
7,345	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured	No Opt. Call	AA–	3,725,164
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
1,955	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	AA–	1,048,623
4,795	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	AA–	2,014,523
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	1,215,731
5,320	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Third Lien Series 2004A, 5.000%, 1/01/28 – NPFG Insured	1/28 at 100.00	AA–	5,339,790
1,655	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2013B, 5.000%, 1/01/26	1/23 at 100.00	A2	1,918,277
17,310	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/37 – FGIC Insured	No Opt. Call	AA–	5,648,945
3,880	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	1/34 at 100.00	AA	3,903,086
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,809,787
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,731,990
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%, 8/15/47 – AGC Insured (UB)	8/18 at 100.00	AA	2,147,220
8,395	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust 1137, 9.356%, 7/01/46 (IF)	7/17 at 100.00	AA+	9,566,354
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB+ (4)	3,067,875
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	4,443,480
7,565	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/21	No Opt. Call	A–	8,470,682
3,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1, 5.000%, 1/01/20 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	AA (4)	3,162,480
1,315	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois, General Obligation Bonds, Series 2003, 0.000%, 1/01/21 – FGIC Insured	No Opt. Call	A3	1,121,011
1,165	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured	No Opt. Call	A3	989,528
3,720	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 6/15/41 – NPFG Insured	No Opt. Call	AAA	1,098,218
7,075	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 6/15/24 – NPFG Insured	No Opt. Call	AA–	5,287,643
2,935	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	3,416,839
2,410	Springfield, Illinois, Electric Revenue Bonds, Series 2006, 5.000%, 3/01/26 – NPFG Insured	3/16 at 100.00	AA–	2,489,867
11,350	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured	No Opt. Call	A1	8,498,767
113,810	Total Illinois			92,453,276

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana – 5.7% (3.9% of Total Investments)
$4,400	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured	No Opt. Call	AA+	$3,460,600
4,465	Indiana Finance Authority, Health System Revenue Bonds, Sisters of Saint Francis Health Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	4,994,951
1,815	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42	5/23 at 100.00	A	1,963,431
2,460	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	2,625,460
6,730	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A, 5.250%, 12/01/38	12/19 at 100.00	AA	7,611,226
3,485	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-5, 5.000%, 11/15/36	11/16 at 100.00	AA+	3,689,988
2,435	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A	2,573,332
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA	7,214,700
1,005	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 1999, 5.450%, 2/15/14 (5)	2/14 at 100.00	N/R	50,250
36,795	Total Indiana			34,183,938
	Iowa – 2.2% (1.5% of Total Investments)
7,055	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.500%, 12/01/22	12/18 at 100.00	BB–	7,539,961
6,425	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	6/15 at 100.00	B+	5,692,357
250	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	239,532
13,730	Total Iowa			13,471,850
	Kansas – 0.6% (0.4% of Total Investments)
3,050	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	3,092,151
980	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	709,883
4,030	Total Kansas			3,802,034
	Kentucky – 1.6% (1.1% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010B, 6.375%, 3/01/40	6/20 at 100.00	BBB+	6,882,363
1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	A+	1,657,320
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	1,072,800
8,515	Total Kentucky			9,612,483
	Louisiana – 6.3% (4.3% of Total Investments)
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	9,385,560
28	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Trust 660, 16.135% 5/01/34 – NPFG Insured (IF)	5/16 at 100.00	Aa1	33,072
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
6,975	5.000%, 5/01/41 (Pre-refunded 5/01/16) – NPFG Insured	5/16 at 100.00	Aa1 (4)	7,301,709
20,690	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	21,555,463
36,693	Total Louisiana			38,275,804

Nuveen Investments	43

NMA	Nuveen Municipal Advantage Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maine – 0.2% (0.1% of Total Investments)
$1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	BBB–	$1,202,701
	Massachusetts – 3.8% (2.6% of Total Investments)
5,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	No Opt. Call	AAA	5,577,400
8,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A+	9,865,644
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%, 7/01/33	7/18 at 100.00	A–	665,161
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Healthcare, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured	7/15 at 100.00	BBB+	1,755,145
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	2,593,664
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	AA+	2,565,479
20,775	Total Massachusetts			23,022,493
	Michigan – 4.1% (2.8% of Total Investments)
3,695	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–	3,746,656
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	AA–	3,437,370
2,835	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%, 7/01/36 – BHAC Insured	7/18 at 100.00	AA+	3,089,781
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%, 7/01/31 – BHAC Insured	7/18 at 100.00	AA+	2,770,175
4,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D, 5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA	4,097,120
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2009-I, 5.000%, 10/15/23 – AGC Insured	No Opt. Call	AA	2,864,125
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 – FGIC Insured	10/16 at 50.02	AA–	2,965,563
1,525	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	1,514,676
26,305	Total Michigan			24,485,466
	Minnesota – 0.2% (0.1% of Total Investments)
1,145	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series 2007B, 5.000%, 1/01/24 – NPFG Insured	1/17 at 100.00	AA–	1,225,963
	Missouri – 2.8% (1.9% of Total Investments)
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	7,211,283
6,930	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	7,587,172
2,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Series 2007A, 5.000%, 1/01/32 (Pre-refunded 1/01/17) – AMBAC Insured	1/17 at 100.00	AA+ (4)	2,146,820
20,935	Total Missouri			16,945,275
	Nevada – 5.1% (3.5% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,539,050
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 2007B, 19.215%, 7/01/31 – BHAC Insured (IF) (6)	7/17 at 100.00	AA+	4,726,650

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$3,395	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2009D, 5.000%, 6/01/27	6/19 at 100.00	AA+	$3,838,964
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	AA–	4,951,900
27,145	Total Nevada			31,056,564
	New Hampshire – 0.3% (0.2% of Total Investments)
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39	10/19 at 100.00	Baa1	1,674,525
	New Jersey – 1.9% (1.3% of Total Investments)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	1,208,020
2,500	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/33 – NPFG Insured	7/33 at 100.00	AA–	2,546,050
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AA–	7,569,900
18,600	Total New Jersey			11,323,970
	New York – 7.0% (4.8% of Total Investments)
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	2,206,680
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/26	11/22 at 100.00	AA–	2,958,725
470	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	492,959
4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/15 at 100.00	BB	4,985,796
3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	12/32 at 100.00	BB	3,018,720
2,535	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005D, 5.000%, 6/15/38 (Pre-refunded 6/15/15)	6/15 at 100.00	N/R (4)	2,549,348
1,265	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005D, 5.000%, 6/15/38	6/15 at 100.00	AAA	1,272,476
1,685	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 4.750%, 11/01/27	5/17 at 100.00	AAA	1,813,431
3,315	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 4.750%, 11/01/27 (Pre-refunded 5/01/17)	5/17 at 100.00	N/R (4)	3,591,869
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	5,632,900
5,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	5,227,650
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
6,065	6.500%, 12/01/28	12/15 at 100.00	BBB	6,265,024
1,760	6.000%, 12/01/36	12/20 at 100.00	BBB	2,075,234
39,570	Total New York			42,090,812
	North Carolina – 1.9% (1.3% of Total Investments)
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	3,100,680
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/42	6/19 at 100.00	AA	3,926,195
2,380	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured	11/16 at 100.00	AA+	2,517,873

Nuveen Investments	45

NMA	Nuveen Municipal Advantage Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	$2,132,902
10,780	Total North Carolina			11,677,650
	North Dakota – 0.7% (0.5% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.000%, 11/01/28	11/21 at 100.00	A+	1,811,295
2,350	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/25	7/16 at 100.00	BBB–	2,394,086
3,850	Total North Dakota			4,205,381
	Ohio – 7.7% (5.3% of Total Investments)
9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (4)	10,539,337
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2008A, 5.250%, 2/15/43	2/18 at 100.00	A1	648,485
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
6,860	5.875%, 6/01/30	6/17 at 100.00	B–	5,818,652
9,280	5.750%, 6/01/34	6/17 at 100.00	B–	7,573,222
3,920	6.000%, 6/01/42	6/17 at 100.00	B	3,289,625
6,080	5.875%, 6/01/47	6/17 at 100.00	B	5,032,842
6,625	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B–	5,811,516
7,050	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	7,919,054
49,815	Total Ohio			46,632,733
	Oklahoma – 3.0% (2.1% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	1,172,810
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)	8/18 at 100.00	AA– (4)	1,903,051
12,320	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/42	2/17 at 100.00	AA	12,838,302
280	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/42 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (4)	301,907
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%, 1/01/47 – FGIC Insured	1/17 at 100.00	AA–	2,024,780
17,275	Total Oklahoma			18,240,850
	Oregon – 0.5% (0.4% of Total Investments)
3,000	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 5.000%, 10/01/36	10/17 at 100.00	A	3,216,630
	Pennsylvania – 3.8% (2.6% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39	8/19 at 100.00	Aa3	5,653,650
160	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 (Pre-refunded 12/01/18) – AGM Insured	12/18 at 100.00	AA (4)	182,021
1,090	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – AGM Insured	12/18 at 100.00	AA	1,154,430
7,070	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.750%, 8/01/30	8/15 at 100.00	AA	7,161,203

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A, 4.650%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	$1,516,890
1,750	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A, 0.000%, 12/01/34	12/20 at 100.00	AA–	1,852,235
5,140	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2011B, 5.000%, 12/01/34	No Opt. Call	AA–	5,662,892
21,710	Total Pennsylvania			23,183,321
	Puerto Rico – 0.7% (0.5% of Total Investments)
215	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	CCC+	217,604
3,975	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	AA–	4,203,006
4,190	Total Puerto Rico			4,420,610
	Rhode Island – 0.1% (0.0% of Total Investments)
330	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 – NPFG Insured	5/16 at 100.00	AA–	331,445
	South Carolina – 1.4% (1.0% of Total Investments)
1,220	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%, 1/01/23 – FGIC Insured	No Opt. Call	AA–	985,321
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	AA–	3,948,270
2,900	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	3,268,880
7,575	Total South Carolina			8,202,471
	South Dakota – 0.5% (0.4% of Total Investments)
2,945	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/40	5/17 at 100.00	A+	3,067,424
	Tennessee – 0.2% (0.1% of Total Investments)
1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 6.000%, 12/01/19 – AMBAC Insured	12/17 at 100.00	N/R	1,076,500
	Texas – 14.9% (10.2% of Total Investments)
5,555	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds, Series 2008, 5.000%, 2/15/38	2/17 at 100.00	AAA	5,913,131
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company, Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	A1	6,489,360
925	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/26 – AMBAC Insured	9/15 at 100.00	A+	938,921
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa1	2,307,960
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB	1,160,660
4,250	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/26 (Pre-refunded 8/15/16)	8/16 at 60.73	Aaa	2,564,365
10,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.250%, 10/01/51	10/23 at 100.00	AA+	11,196,700
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA+	5,334,300
2,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/29	11/24 at 100.00	A2	2,274,580

Nuveen Investments	47

NMA	Nuveen Municipal Advantage Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,550	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.375%, 8/15/35	2/16 at 100.00	BBB	$2,584,960
6,080	Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Series 2006, 5.000%, 8/01/29	8/16 at 100.00	AAA	6,389,411
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/34 – FGIC Insured	8/15 at 35.34	AA–	3,292,711
13,510	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2008, 0.000%, 8/15/39	8/17 at 27.35	AAA	3,552,049
1,750	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 1996, 0.000%, 8/15/16	No Opt. Call	Aaa	1,738,870
1,020	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds, Series 2007, 5.000%, 8/15/34	8/16 at 100.00	Aaa	1,076,528
	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds, Series 2007:
1,485	5.000%, 8/15/34 (Pre-refunded 8/15/16)	8/16 at 100.00	Aaa	1,574,724
1,015	5.000%, 8/15/34 (Pre-refunded 8/15/16)	8/16 at 100.00	Aaa	1,076,326
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I:
2,555	6.200%, 1/01/42 – AGC Insured	1/25 at 100.00	AA	3,145,895
7,000	6.500%, 1/01/43	1/25 at 100.00	A2	8,683,710
2,205	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A3	2,447,484
8,235	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/29	No Opt. Call	A3	9,089,875
2,500	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	2,741,050
3,600	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A–	2,551,356
3,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/21 (Pre-refunded 8/15/15)	8/15 at 74.57	AAA	2,236,020
102,580	Total Texas			90,360,946
	Utah – 0.5% (0.4% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,296,880
	Virgin Islands – 0.3% (0.2% of Total Investments)
1,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	Baa3	1,687,348
	Virginia – 3.2% (2.2% of Total Investments)
1,200	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	No Opt. Call	A	1,343,484
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
5,100	5.125%, 7/01/49	No Opt. Call	BBB–	5,502,492
5,250	5.000%, 7/01/52	No Opt. Call	BBB–	5,576,813
1,085	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/34	No Opt. Call	BBB–	444,069
2,855	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46	6/17 at 100.00	B–	2,114,784
3,810	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,166,654
19,300	Total Virginia			19,148,296

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington – 2.0% (1.3% of Total Investments)
$1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured	8/15 at 100.00	AAA	$1,273,369
4,265	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station – Nuclear Project 2, Series 2006C, 5.000%, 7/01/23 (Pre-refunded 7/01/16)	7/16 at 100.00	N/R (4)	4,499,575
2,485	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric Development, Series 2006B, 5.000%, 1/01/32 – NPFG Insured	1/17 at 100.00	AA	2,629,080
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33	7/19 at 100.00	A	2,279,700
1,410	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%, 12/01/24 – NPFG Insured	No Opt. Call	AA+	1,107,936
11,420	Total Washington			11,789,660
	West Virginia – 0.2% (0.1% of Total Investments)
1,250	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	BBB	1,271,525
	Wisconsin – 0.6% (0.4% of Total Investments)
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/19 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	3,548,130
$955,013	Total Municipal Bonds (cost $809,793,071)			882,171,863

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$227	Las Vegas Monorail Company, Senior Interest Bonds, (7), (8)	5.500%	7/15/19	N/R	$40,934
60	Las Vegas Monorail Company, Senior Interest Bonds, (7), (8)	3.000%	7/15/55	N/R	8,089
$287	Total Corporate Bonds (cost $25,810)				49,023
	Total Long-Term Investments (cost $809,818,881)				882,220,886
	Floating Rate Obligations – (3.9)%				(23,903,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.4)% (9)				(268,800,000)
	Other Assets Less Liabilities – 2.5%				15,630,735
	Net Assets Applicable to Common Shares – 100%				$605,148,288

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)
As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.5%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	49

NMO
Nuveen Municipal Market Opportunity Fund, Inc.
	Portfolio of Investments	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 151.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 150.7% (99.8% of Total Investments)
	Alabama – 0.7% (0.4% of Total Investments)
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$1,720	5.000%, 1/01/36 (Pre-refunded 1/01/16) – RAAI Insured	1/16 at 100.00	AA (4)	$1,774,662
2,215	5.000%, 1/01/41 (Pre-refunded 1/01/16) – RAAI Insured	1/16 at 100.00	AA (4)	2,285,393
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
215	5.000%, 1/01/36 – RAAI Insured	1/16 at 100.00	AA	216,494
270	5.000%, 1/01/41 – RAAI Insured	1/16 at 100.00	AA	271,804
4,420	Total Alabama			4,548,353
	Alaska – 3.1% (2.1% of Total Investments)
7,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%, 12/01/30 – NPFG Insured	6/15 at 100.00	AA+	7,030,450
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
5,000	5.000%, 6/01/32	6/32 at 100.00	B2	4,384,400
13,025	5.000%, 6/01/46	6/46 at 100.00	B2	10,300,431
25,025	Total Alaska			21,715,281
	Arizona – 0.8% (0.6% of Total Investments)
2,500	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Civic Plaza Expansion Project, Subordinate Series 2005A, 5.000%, 7/01/35 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AA+ (4)	2,520,375
3,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	3,270,360
5,500	Total Arizona			5,790,735
	California – 22.8% (15.1% of Total Investments)
3,450	Antelope Valley Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured	No Opt. Call	A1	1,938,693
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2009F-1:
2,500	5.125%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	AA (4)	2,893,800
2,500	5.625%, 4/01/44 (Pre-refunded 4/01/19)	4/19 at 100.00	AA (4)	2,941,725
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009, 0.000%, 8/01/33	No Opt. Call	Aa1	4,273,360
7,845	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36	12/18 at 100.00	B+	7,294,830
2,910	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2009-AF, 5.000%, 12/01/29 (Pre-refunded 12/01/18)	12/18 at 100.00	AA+ (4)	3,322,638
2,090	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2009-AF, 5.000%, 12/01/29	12/18 at 100.00	AAA	2,368,910
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University, Series 2001A, 0.000%, 10/01/39 – NPFG Insured	No Opt. Call	A2	480,546
1,630	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A1	1,821,183
	California State, General Obligation Bonds, Various Purpose Series 2010:
7,000	5.250%, 3/01/30	3/20 at 100.00	Aa3	8,159,480
4,250	5.250%, 11/01/40	11/20 at 100.00	Aa3	4,980,872
25,000	California State, Various Purpose General Obligation Bonds, Trust 2813, 4.750%, 3/01/35 – NPFG Insured (UB)	3/16 at 100.00	AA–	25,710,250
2,500	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2010, 5.250%, 11/01/30	11/20 at 100.00	AA–	2,851,400

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$9,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2006, 5.250%, 3/01/45	3/16 at 100.00	A+	$9,271,530
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	1,741,595
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA	6,172,368
13,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	9,561,645
3,485	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 (Pre-refunded 6/01/15)	6/15 at 100.00	A1 (4)	3,497,197
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
6,325	4.500%, 6/01/27	6/17 at 100.00	B	6,156,249
1,640	5.000%, 6/01/33	6/17 at 100.00	B	1,381,995
1,000	5.125%, 6/01/47	6/17 at 100.00	B	798,730
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	Aa2	1,231,800
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1, Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	N/R	878,250
3,500	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Subordinate Series 2005B, 5.000%, 10/01/34 – FGIC Insured	10/15 at 100.00	AA–	3,558,800
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second Series 1993, 4.750%, 10/15/20 (ETM)	7/15 at 100.00	N/R (4)	491,862
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series 1994, 5.375%, 2/15/34 (ETM)	7/15 at 100.00	N/R (4)	999,348
2,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2005A-2, 5.000%, 7/01/22 (Pre-refunded 7/01/15) – AGM Insured	7/15 at 100.00	AA (4)	2,520,550
1,160	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43	8/35 at 100.00	AA	787,362
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	2,990,438
14,100	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2009, 0.000%, 8/01/34 – AGC Insured	No Opt. Call	AA	6,424,242
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/29	No Opt. Call	AA	1,491,900
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured	No Opt. Call	AA	617,160
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/30	11/20 at 100.00	Ba1	5,410,050
	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A:
2,000	0.000%, 8/01/24 – NPFG Insured	No Opt. Call	AA–	1,474,180
4,795	5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	AA–	5,114,587
2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/47	7/17 at 100.00	Baa2	2,083,000
2,500	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	AA–	2,503,575
925	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – NPFG Insured	No Opt. Call	Aa1	462,250
4,075	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 0.000%, 9/01/28 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 50.47	Aa1 (4)	2,055,308
7,345	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Series2006A, 5.000%, 8/01/27 (Pre-refunded 8/01/16) – AGM Insured	8/16 at 102.00	AA (4)	7,925,182
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/25 (Pre-refunded 8/01/15) – NPFG Insured	8/15 at 61.27	AA (4)	2,954,734
183,880	Total California			159,593,574

Nuveen Investments	51

NMO	Nuveen Municipal Market Opportunity Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado – 8.7% (5.8% of Total Investments)
$1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	$1,114,989
11,200	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA–	12,483,968
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.125%, 9/15/29	9/17 at 100.00	BBB+	3,399,825
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	AA–	5,183,820
10,145	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	5,657,055
16,060	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	7,651,145
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	AA–	2,110,444
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	AA–	5,733,763
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	AA–	2,522,812
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–	3,277,400
10,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	11,810,300
91,290	Total Colorado			60,945,521
	District of Columbia – 1.5% (1.0% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured	10/16 at 100.00	A1	10,416,400
	Florida – 7.0% (4.7% of Total Investments)
875	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured	No Opt. Call	AA–	913,833
2,080	Brevard County School Board, Florida, Certificates of Participation, Series 2007C, 5.000%, 7/01/21 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	Aa3 (4)	2,273,398
3,485	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 5.000%, 6/01/15	No Opt. Call	AA–	3,499,532
4,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1, 5.000%, 6/01/15 – AGM Insured	No Opt. Call	AA	4,016,680
1,915	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008, Trust 1191, 8.823%, 1/01/27 (Alternative Minimum Tax) (IF)	1/17 at 100.00	AA+	2,017,606
5,000	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%, 7/01/15 (ETM)	No Opt. Call	AAA	5,041,100
3,235	Lee County, Florida, Transportation Facilities Revenue Bonds, Sanibel Bridges & Causeway Project, Series 2005B, 5.000%, 10/01/30 (Pre-refunded 10/01/15) – CIFG Insured	10/15 at 100.00	AA (4)	3,300,121
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A	1,113,510
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/41	10/20 at 100.00	A	2,842,975
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/26	10/20 at 100.00	A	3,435,510
2,410	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%, 11/01/30 (Pre-refunded 11/01/15) – NPFG Insured	11/15 at 100.00	AA (4)	2,459,477
2,425	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/22 – NPFG Insured	6/15 at 100.00	AA–	2,434,579
2,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	AA	2,428,752
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%, 10/01/29 – FGIC Insured	No Opt. Call	AA–	5,456,968

52	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$4,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract Payments, Series 2008A, 5.250%, 11/01/23 – AGC Insured	11/17 at 100.00	AA	$4,236,080
3,500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/37	8/17 at 100.00	AA	3,698,380
46,910	Total Florida			49,168,501
	Georgia – 1.9% (1.3% of Total Investments)
2,040	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/35	5/25 at 100.00	AA–	2,335,290
10,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/41 at 100.00	AA–	11,062,700
12,040	Total Georgia			13,397,990
	Guam – 0.0% (0.0% of Total Investments)
165	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	195,103
	Illinois – 16.0% (10.6% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 – FGIC Insured	No Opt. Call	AA–	2,277,604
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	A–	1,375,655
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
4,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA–	3,755,302
1,000	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	AA–	1,151,000
1,985	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2013B, 5.000%, 1/01/26	1/23 at 100.00	A2	2,300,774
1,615	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)	1/30 at 100.00	AA	1,617,390
2,405	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series 2005A, 5.250%, 1/01/26 – NPFG Insured	1/16 at 100.00	AA–	2,482,056
9,000	Chicago, Illinois, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17 – AGM Insured	1/17 at 100.00	AA	9,035,640
5,370	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	1/18 at 100.00	AA+	5,743,752
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,809,787
11,350	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006, 5.000%, 12/01/42 (Pre-refunded 12/01/15)	12/15 at 100.00	AAA	11,642,944
3,040	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A	3,288,611
1,750	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007, 5.000%, 3/15/26	No Opt. Call	AA–	1,879,098
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	AA–	3,336,330
5,390	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	6,289,429
1,970	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	2,144,995
2,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,458,560
3,200	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B, 5.000%, 5/15/24 – AGM Insured	5/18 at 100.00	AA	3,480,192
410	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44	8/25 at 100.00	Baa1	441,955
5,590	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB+	6,072,193
2,795	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA–	3,104,518
Nuveen Investments	53

NMO	Nuveen Municipal Market Opportunity Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,330	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.000%, 6/15/50	6/20 at 100.00	AAA	$2,411,783
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
6,500	0.000%, 6/15/25 – NPFG Insured	6/22 at 101.00	AAA	6,708,910
3,700	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	1,971,730
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	1,192,706
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	AAA	3,931,905
2,080	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.250%, 2/01/34	2/20 at 100.00	AA	2,235,168
3,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22 – NPFG Insured	3/17 at 100.00	AA–	3,226,890
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility Series 2010A, 5.250%, 5/01/31 – AGM Insured	5/20 at 100.00	AA	3,057,705
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.250%, 10/01/38	10/23 at 100.00	A	2,332,140
3,330	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured	No Opt. Call	AA–	2,670,826
120,255	Total Illinois			111,427,548
	Indiana – 3.8% (2.5% of Total Investments)
4,030	Indiana Finance Authority, Health System Revenue Bonds, Sisters of Saint Francis Health Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	4,508,321
5,000	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 4.000%, 5/01/35	5/23 at 100.00	A	4,908,750
1,875	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding 2015A, 4.000%, 12/01/40 (WI/DD, Settling 5/07/15)	6/25 at 100.00	AA–	1,860,094
2,050	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	2,187,883
6,250	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A, 5.250%, 12/01/38	12/19 at 100.00	AA	7,068,375
1,600	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014, 5.000%, 9/01/46 (Alternative Minimum Tax)	9/24 at 100.00	BBB	1,715,824
2,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	AA–	2,635,175
1,890	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/26 (Pre-refunded 7/15/15) – AGM Insured	7/15 at 100.00	AA+ (4)	1,908,446
25,195	Total Indiana			26,792,868
	Iowa – 1.9% (1.3% of Total Investments)
970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.000%, 7/01/19	7/16 at 100.00	BB+	996,103
7,255	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.500%, 12/01/22	12/18 at 100.00	BB–	7,753,709
5,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	4,790,650
13,225	Total Iowa			13,540,462
	Kansas – 1.2% (0.8% of Total Investments)
3,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28	5/22 at 100.00	Aa2	3,402,720
3,460	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	3,507,817
600	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006, 4.625%, 10/01/31	4/16 at 100.00	A1	605,958
1,305	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	945,303
8,365	Total Kansas			8,461,798

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kentucky – 0.2% (0.1% of Total Investments)
$1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AA	$1,072,190
	Louisiana – 0.7% (0.5% of Total Investments)
5,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 5.000%, 5/01/41 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (4)	5,234,200
	Maryland – 1.3% (0.9% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42 (Alternative Minimum Tax)	3/17 at 100.00	Aa2	4,460,274
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA	2,599,550
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44	6/25 at 100.00	AA	2,254,860
8,910	Total Maryland			9,314,684
	Massachusetts – 0.8% (0.5% of Total Investments)
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	AA+	2,565,479
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
385	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA (4)	390,444
2,495	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA (4)	2,530,279
120	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA+ (4)	121,697
5,280	Total Massachusetts			5,607,899
	Michigan – 4.8% (3.2% of Total Investments)
3,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010, 4.500%, 11/01/23	11/20 at 100.00	AA	3,228,000
2,830	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	AA–	3,242,586
	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D:
4,000	5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA	4,097,120
5,000	4.625%, 7/01/32 – AGM Insured	7/16 at 100.00	AA	5,023,300
1,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44	7/22 at 100.00	BBB+	1,370,317
3,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015, 5.000%, 12/01/31	6/22 at 100.00	AA	3,384,450
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A–	5,629,450
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	3,029,352
2,890	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	No Opt. Call	A1	3,162,440
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	1,422,343
31,220	Total Michigan			33,589,358
	Minnesota – 0.5% (0.3% of Total Investments)
930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29	7/15 at 100.00	A	934,194
2,100	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds, Civic Center Project, Series 1996, 7.100%, 11/01/23 (Pre-refunded 11/01/15) – AGM Insured	11/15 at 103.00	AA (4)	2,230,179
3,030	Total Minnesota			3,164,373
	Mississippi – 0.7% (0.5% of Total Investments)
4,945	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/15 at 100.00	BBB	4,974,670

Nuveen Investments	55

NMO	Nuveen Municipal Market Opportunity Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri – 3.0% (2.0% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
$8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	$5,371,828
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AA–	2,752,800
6,930	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	7,587,172
5,000	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – NPFG Insured	12/16 at 100.00	AA–	5,268,050
25,080	Total Missouri			20,979,850
	Nebraska – 1.7% (1.1% of Total Investments)
11,690	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007, 5.000%, 2/01/35 – AMBAC Insured	2/17 at 100.00	A2	12,031,231
	Nevada – 6.5% (4.3% of Total Investments)
3,990	Clark County School District, Nevada, General Obligation Bonds, Refunding Series 2005A, 5.000%, 6/15/19 (Pre-refunded 6/15/15) – FGIC Insured	6/15 at 101.00	AA– (4)	4,053,641
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,539,050
11,665	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	A+	13,078,331
6,370	Nevada State, Unemployment Compensation Fund Special Revenue Bonds, Series 2013, 4.000%, 6/01/15	No Opt. Call	AAA	6,391,276
3,760	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	AA–	1,124,278
2,500	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.938%, 7/01/31 – BHAC Insured (IF), (5)	7/17 at 100.00	AA+	3,151,100
43,285	Total Nevada			45,337,676
	New Hampshire – 0.5% (0.3% of Total Investments)
3,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39	10/19 at 100.00	Baa1	3,349,050
	New Jersey – 4.0% (2.6% of Total Investments)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	1,208,020
2,550	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/33 – NPFG Insured	7/15 at 100.00	AA–	2,596,971
18,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2006B, 0.000%, 7/01/37	1/17 at 35.47	A–	6,062,616
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A–	6,891,000
5,065	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B, 5.150%, 1/01/35 – AMBAC Insured	1/17 at 100.00	A+	5,367,684
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%, 9/01/25 – NPFG Insured	No Opt. Call	Aa3	2,153,100
910	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	1,024,160
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	B2	2,359,680
54,025	Total New Jersey			27,663,231
	New York – 7.0% (4.6% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45	No Opt. Call	BBB–	1,633,800
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	2,206,680
3,290	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35	6/16 at 100.00	A–	3,430,088
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/26	11/22 at 100.00	AA–	2,958,725

56	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	AA	$4,161,850
470	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	492,960
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25 New York City, New York, General Obligation Bonds, Fiscal Series 2002G:	7/15 at 100.00	AA	5,024
10	5.000%, 8/01/17	7/15 at 100.00	AA	10,040
80	5.750%, 8/01/18	7/15 at 100.00	AA	80,370
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	6,273,180
4,385	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	No Opt. Call	A+	5,079,452
8,550	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 5.500%, 12/01/31	12/20 at 100.00	BBB	9,896,283
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
2,475	6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	AA–	2,526,233
10,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	AA–	10,055,700
50,265	Total New York			48,810,385
	North Carolina – 3.8% (2.5% of Total Investments)
17,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2005A, 5.000%, 10/01/41	10/15 at 100.00	AA+	17,306,340
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	3,100,680
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s Health System, Series 2007, 4.500%, 10/01/31 (UB)	10/17 at 100.00	AA–	4,085,400
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	2,132,902
25,900	Total North Carolina			26,625,322
	North Dakota – 0.3% (0.2% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.000%, 11/01/28	11/21 at 100.00	A+	1,811,295
	Ohio – 8.5% (5.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
4,545	5.375%, 6/01/24	6/17 at 100.00	B–	3,995,737
1,340	5.125%, 6/01/24	6/17 at 100.00	B–	1,143,208
1,695	5.875%, 6/01/30	6/17 at 100.00	B–	1,437,699
6,265	5.750%, 6/01/34	6/17 at 100.00	B–	5,112,741
4,300	6.000%, 6/01/42	6/17 at 100.00	B	3,608,517
1,500	6.500%, 6/01/47	6/17 at 100.00	B	1,338,495
4,750	5.875%, 6/01/47	6/17 at 100.00	B	3,931,908
3,110	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B–	2,728,123
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29	11/20 at 100.00	A–	6,829,560
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006, 4.250%, 12/01/32 – AGM Insured	12/16 at 100.00	AA+	10,417,400
5,500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	6,177,985
7,500	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	8,429,700
3,690	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48	2/23 at 100.00	A+	4,088,151
60,195	Total Ohio			59,239,224

Nuveen Investments	57

NMO	Nuveen Municipal Market Opportunity Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oklahoma – 0.3% (0.2% of Total Investments)
$1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)	8/18 at 100.00	AA– (4)	$1,903,051
	Pennsylvania – 6.2% (4.1% of Total Investments)
3,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39	8/19 at 100.00	Aa3	3,392,190
3,365	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	7/15 at 100.00	Ba1	3,368,264
6,975	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A, 0.000%, 12/01/34	12/20 at 100.00	AA–	7,382,479
3,115	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2013A, 5.000%, 12/01/36	12/22 at 100.00	AA–	3,472,166
10,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	11,677,800
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	13,945,662
38,345	Total Pennsylvania			43,238,561
	Puerto Rico – 0.8% (0.5% of Total Investments)
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	1,027,390
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23	7/15 at 100.00	AA–	4,306,063
5,300	Total Puerto Rico			5,333,453
	South Carolina – 1.3% (0.9% of Total Investments)
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/55	6/25 at 100.00	AA–	5,420,100
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	AA–	3,948,270
8,455	Total South Carolina			9,368,370
	Tennessee – 0.3% (0.2% of Total Investments)
2,125	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	A+	2,348,316
	Texas – 14.2% (9.4% of Total Investments)
5,080	Board of Regents of the University of Texas, Permanent University Fund Bonds, Refunding Series 2005B, 5.000%, 7/01/35 (Pre-refunded 7/01/15)	7/15 at 100.00	AAA	5,121,046
1,210	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding School Building Series 2005, 5.000%, 8/15/34	8/15 at 100.00	AAA	1,226,456
1,635	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding School Building Series 2005, 5.000%, 8/15/34 (Pre-refunded 8/15/15)	8/15 at 100.00	N/R (4)	1,657,988
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series 2002, 0.000%, 8/15/32 – FGIC Insured	No Opt. Call	AA–	548,360
2,080	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 5.750%, 1/01/31	1/21 at 100.00	BBB	2,403,648
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas, General Obligation Bonds, Series 2005A, 0.000%, 2/01/23	No Opt. Call	Aaa	2,113,175
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30 (Pre-refunded 8/15/16)	8/16 at 49.21	Aaa	1,931,115
4,000	0.000%, 8/15/31 (Pre-refunded 8/15/16)	8/16 at 46.64	Aaa	1,853,560
13,680	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	14,925,017
3,070	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA+	3,275,260

58	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$3,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/52 – AGM Insured	11/31 at 35.81	AA	$489,360
2,400	Houston, Texas, Airport System Revenue Bonds, Refunding Senior Lien Series 2009A, 5.500%, 7/01/39	7/18 at 100.00	AA–	2,690,088
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A, 5.250%, 11/15/30	No Opt. Call	AA	2,368,020
1,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A2	805,776
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured	8/15 at 39.49	AA–	3,681,656
1,015	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds, Series 2007, 5.000%, 8/15/34	8/16 at 100.00	Aaa	1,071,251
	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds, Series 2007:
1,490	5.000%, 8/15/34 (Pre-refunded 8/15/16)	8/16 at 100.00	Aaa	1,580,026
1,020	5.000%, 8/15/34 (Pre-refunded 8/15/16)	8/16 at 100.00	Aaa	1,081,628
4,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43	1/25 at 100.00	A2	4,962,120
2,125	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/28 – AGC Insured	No Opt. Call	AA	1,281,014
4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A3	4,894,968
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources Revenue Bonds, Tender Option Bond Trust 1762, 17.304%, 8/15/16 (IF)	No Opt. Call	AA	3,957,954
2,675	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	AA–	3,119,398
215	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	259,978
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
7,925	5.000%, 12/15/28	No Opt. Call	A3	8,803,803
1,600	5.000%, 12/15/32	No Opt. Call	A3	1,748,144
2,500	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series 2012A, 5.000%, 4/01/31	No Opt. Call	AAA	2,905,175
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	5,482,100
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/37	8/24 at 100.00	BBB+	5,420,900
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/34 (Pre-refunded 8/15/15)	8/15 at 36.81	AAA	1,839,450
2,315	Wichita Falls Independent School District, Wichita County, Texas, General Obligation Bonds, Series 2007, 5.000%, 2/01/23 (Pre-refunded 2/01/17)	2/17 at 100.00	AAA	2,494,135
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23 (Pre-refunded 8/15/15)	8/15 at 67.10	AAA	2,011,920
2,000	0.000%, 8/15/24 (Pre-refunded 8/15/15)	8/15 at 63.56	AAA	1,270,440
111,255	Total Texas			99,274,929
	Utah – 0.9% (0.6% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,296,880
2,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/25 – NPFG Insured	No Opt. Call	AA–	1,323,760
1,695	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds, Series 2006A., 4.500%, 8/01/23 – FGIC Insured	8/16 at 100.00	AA–	1,775,953
6,695	Total Utah			6,396,593

Nuveen Investments	59

NMO	Nuveen Municipal Market Opportunity Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia – 6.2% (4.1% of Total Investments)
$900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	No Opt. Call	A	$1,007,613
21,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured	10/26 at 100.00	AA	25,024,065
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
5,465	5.125%, 7/01/49	No Opt. Call	BBB–	5,896,298
2,750	5.000%, 7/01/52	No Opt. Call	BBB–	2,921,188
19,450	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/44	No Opt. Call	BBB–	4,618,792
3,600	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	3,936,996
53,665	Total Virginia			43,404,952
	Washington – 3.3% (2.2% of Total Investments)
1,885	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured	No Opt. Call	AA–	1,954,707
2,575	King County Public Hospital District 1, Washington, Limited Tax General Obligation and Refunding Bonds, Series 2008A, 5.000%, 12/01/37 – AGC Insured	No Opt. Call	AA	2,765,473
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005, 5.000%, 6/01/24 (Pre-refunded 6/01/15) – NPFG Insured	6/15 at 100.00	Aa1 (4)	3,012,540
8,000	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2008A, 5.250%, 8/15/34 (Pre-refunded 8/15/18) – AGM Insured	8/18 at 100.00	AA (4)	9,100,320
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%, 6/01/28 – FGIC Insured	No Opt. Call	AA+	6,107,310
24,460	Total Washington			22,940,350
	West Virginia – 0.5% (0.3% of Total Investments)
3,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding and Improvement Series 2013A, 5.375%, 6/01/38	6/23 at 100.00	A	3,380,700
	Wisconsin – 2.3% (1.5% of Total Investments)
1,830	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 4.750%, 5/01/25	5/16 at 100.00	BBB–	1,876,885
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
1,000	5.000%, 2/15/27	2/22 at 100.00	A–	1,116,650
1,000	5.000%, 2/15/28	2/22 at 100.00	A–	1,108,010
10,070	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.750%, 5/01/33	5/19 at 100.00	AA–	11,644,646
13,900	Total Wisconsin			15,746,191
	Wyoming – 0.7% (0.4% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A1	4,684,207
$1,153,550	Total Municipal Bonds (cost $964,026,317)			1,052,818,445

60	Nuveen Investments

Shares	Description (1)		Value
	COMMON STOCKS – 0.4% (0.2% of Total Investments)
	Airlines – 0.4% (0.2% of Total Investments)
53,589	American Airlines Group Inc., (6)	N/R	$2,587,545
	Total Common Stocks (cost $1,552,724)		2,587,545

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$669	Las Vegas Monorail Company, Senior Interest Bonds, (7), (8)	5.500%	7/15/19	N/R	$120,487
178	Las Vegas Monorail Company, Senior Interest Bonds, (7), (8)	3.000%	7/15/55	N/R	23,809
$847	Total Corporate Bonds (cost $75,979)				144,296
	Total Long-Term Investments (cost $965,655,020)				1,055,550,286
	Floating Rate Obligations – (3.0)%				(20,750,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (50.2)% (9)				(350,900,000)
	Other Assets Less Liabilities – 2.1%				14,655,171
	Net Assets Applicable to Common Shares – 100%				$698,555,457

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)
On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.2%.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	61

NAD
Nuveen Dividend Advantage Municipal Fund
	Portfolio of Investments	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 147.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 147.7% (99.9% of Total Investments)
	Arizona – 3.9% (2.6% of Total Investments)
$2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	$2,180,240
3,750	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2005, 5.000%, 7/01/29 (Pre-refunded 7/01/15) – NPFG Insured	7/15 at 100.00	AAA	3,779,775
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2008A:
2,350	5.000%, 7/01/33	7/18 at 100.00	AA–	2,584,836
8,200	5.000%, 7/01/38	7/18 at 100.00	AA–	9,019,426
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	A–	597,600
5,000	5.000%, 12/01/37	No Opt. Call	A–	5,690,450
21,800	Total Arizona			23,852,327
	California – 15.8% (10.7% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series 1999A, 0.000%, 10/01/37 – NPFG Insured	No Opt. Call	AA–	586,861
7,150	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/28 – AGM Insured	No Opt. Call	AA	4,463,173
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.000%, 4/01/38	4/23 at 100.00	A+	5,599,100
3,335	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42	11/16 at 100.00	AA–	3,504,885
4,300	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/30	2/17 at 100.00	Aa3	4,549,185
65	California State, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/18 at 100.00	Aa3	65,264
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31 (Pre-refunded 3/01/16)	3/16 at 100.00	Aa3 (4)	5,201,500
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	Aa3	4,980,873
2,250	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2010, 5.250%, 11/01/30	11/20 at 100.00	AA–	2,566,260
6,025	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	7,188,488
5,000	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2007A, 5.000%, 8/01/31 – AGM Insured	8/17 at 100.00	AA	5,422,150
2,000	Dublin Unified School District, Alameda County, California, General Obligation Bonds, Series 2007C, 0.000%, 8/01/31 – NPFG Insured	8/17 at 49.41	Aa2	935,300
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 6.000%, 1/15/49	1/24 at 100.00	BBB–	3,551,190
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
2,455	0.000%, 6/01/24 – AMBAC Insured	No Opt. Call	A1	1,870,391
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	2,478,945
10,730	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 (Pre-refunded 6/01/15) – AGC Insured	6/15 at 100.00	AA (4)	10,767,555
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
4,680	4.500%, 6/01/27	6/17 at 100.00	B	4,555,138
12,805	5.000%, 6/01/33	6/17 at 100.00	B	10,790,517
1,000	5.125%, 6/01/47	6/17 at 100.00	B	798,730

62	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	Aa2	$1,231,800
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	2,990,438
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured	9/16 at 100.00	AA	2,114,720
2,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Election 2001 Series 2006B, 5.000%, 8/01/30 – AGC Insured	8/15 at 101.00	Aa2	2,041,960
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll Road Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)	No Opt. Call	Aaa	6,377,410
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AA–	1,646,560
102,850	Total California			96,278,393
	Colorado – 10.8% (7.3% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	1,143,237
3,475	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.500%, 7/01/34	7/19 at 100.00	A+	3,962,890
2,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	A+	2,466,475
4,890	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	A+	5,403,890
4,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA–	4,458,560
8,765	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/25 – NPFG Insured	No Opt. Call	AA–	6,307,732
25,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	13,206,250
60,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 – NPFG Insured	No Opt. Call	AA–	25,056,599
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	AA–	4,081,750
122,055	Total Colorado			66,087,383
	Connecticut – 0.4% (0.3% of Total Investments)
2,235	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	2,338,928
4,055	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (5)	No Opt. Call	N/R	319,329
6,290	Total Connecticut			2,658,257
	District of Columbia – 0.1% (0.1% of Total Investments)
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA	763,980
	Florida – 9.2% (6.2% of Total Investments)
5,000	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%, 7/01/15 (ETM)	No Opt. Call	AAA	5,041,100
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E, 4.500%, 6/01/35 (UB)	6/15 at 101.00	AAA	15,205,185
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center, Series 2007, 5.000%, 10/01/34 (Pre-refunded 10/01/17)	10/17 at 100.00	BBB+ (4)	2,752,975

Nuveen Investments	63

NAD	Nuveen Dividend Advantage Municipal Fund
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,665	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	$1,858,590
	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007:
22,000	5.000%, 8/15/37 (UB)	8/17 at 100.00	AA	23,246,960
7,370	5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	7,767,464
53,535	Total Florida			55,872,274
	Georgia – 2.7% (1.8% of Total Investments)
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/32	5/25 at 100.00	AA–	5,793,050
5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Senior Series 2007A, 5.250%, 7/15/38 (Pre-refunded 7/15/17) – AMBAC Insured	7/17 at 100.00	Baa2 (4)	5,469,450
5,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40 (5), (8)	12/20 at 100.00	N/R	1,616,789
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/37	2/20 at 100.00	AA–	3,342,990
18,000	Total Georgia			16,222,279
	Idaho – 0.0% (0.0% of Total Investments)
45	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%, 1/01/21 (Alternative Minimum Tax)	7/15 at 100.00	AAA	45,077
85	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%, 7/01/22 (Alternative Minimum Tax)	7/15 at 100.00	Aa2	86,287
70	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%, 7/01/20 (Alternative Minimum Tax)	7/15 at 100.00	Aaa	70,189
200	Total Idaho			201,553
	Illinois – 21.7% (14.7% of Total Investments)
2,830	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured	No Opt. Call	AA–	1,343,656
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured	No Opt. Call	AA–	8,344,750
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments, Series 1999A:
355	5.500%, 12/20/19 (Alternative Minimum Tax)	10/15 at 100.00	AA–	355,832
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/15 at 100.00	AA–	1,211,670
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/15 at 100.00	AA–	1,927,042
5,320	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Third Lien Series 2004A, 5.000%, 1/01/28 – NPFG Insured	1/28 at 100.00	AA–	5,339,790
3,465	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series 2005A, 5.000%, 1/01/33 – FGIC Insured	1/16 at 100.00	AA–	3,567,633
3,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/33 – FGIC Insured	No Opt. Call	AA–	1,197,630
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series 1999, 5.500%, 1/01/23 – FGIC Insured	No Opt. Call	AA–	25,851,734
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,731,990
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%, 8/15/47 – AGC Insured (UB)	8/18 at 100.00	AA	2,147,220
1,120	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A	1,211,594
1,800	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B, 5.000%, 5/15/19 – AGM Insured	5/18 at 100.00	AA	1,984,680

64	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
$560	5.000%, 8/15/35	8/25 at 100.00	Baa1	$606,094
410	5.000%, 8/15/44	8/25 at 100.00	Baa1	441,956
1,225	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, 5.000%, 7/01/19	7/17 at 100.00	AA+	1,334,258
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	4,443,480
5,930	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	6,111,636
2,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1, 5.000%, 1/01/20 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	AA (4)	2,108,320
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds, Series 2006, 0.000%, 12/01/21 – NPFG Insured	No Opt. Call	Aa3	1,672,360
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (6)	1/16 at 100.00	N/R	1,494,000
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A:
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	9,878,768
13,000	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	10,042,370
1,840	Oak Park, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 11/01/27 – SYNCORA GTY Insured	11/15 at 54.13	AA	979,082
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	AA	26,523,148
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	AA	4,356,590
4,930	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	A1	3,883,608
2,475	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B, 0.000%, 11/01/18 – AGM Insured	No Opt. Call	A2	2,312,195
134,295	Total Illinois			132,403,086
	Indiana – 3.9% (2.6% of Total Investments)
3,400	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40 (WI/DD, Settling 5/07/15)	6/25 at 100.00	AA–	3,799,500
4,670	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A, 5.250%, 12/01/38	12/19 at 100.00	AA	5,281,490
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A	2,113,621
3,105	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Tender Option Bond Trust 2015-XF0068, 7.691%, 7/01/32 (Alternative Minimum Tax) (IF)	1/17 at 100.00	Aaa	3,229,697
8,675	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	AA–	9,144,057
21,850	Total Indiana			23,568,365
	Iowa – 1.6% (1.1% of Total Investments)
1,335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB–	1,494,319
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
2,420	5.500%, 6/01/42	6/15 at 100.00	B+	2,135,674
7,000	5.625%, 6/01/46	6/15 at 100.00	B+	6,254,291
10,755	Total Iowa			9,884,284

Nuveen Investments	65

NAD	Nuveen Dividend Advantage Municipal Fund
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kansas – 0.1% (0.1% of Total Investments)
$980	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	$709,883
	Kentucky – 0.3% (0.2% of Total Investments)
2,670	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/43	7/31 at 100.00	Baa3	1,855,169
	Louisiana – 3.6% (2.4% of Total Investments)
1,700	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37 (Pre-refunded 5/18/15)	5/15 at 103.40	Ba3 (4)	1,763,155
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	9,385,560
5,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 5.000%, 5/01/41 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (4)	5,234,200
5,445	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	5,672,764
21,145	Total Louisiana			22,055,679
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	BBB–	1,202,702
	Massachusetts – 3.7% (2.5% of Total Investments)
1,440	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax) (5)	9/35 at 100.00	N/R	244,008
4,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	No Opt. Call	AAA	4,461,920
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/19 – AGC Insured	10/15 at 100.00	AA	4,440,995
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%, 7/01/33	7/18 at 100.00	A–	665,161
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	2,593,664
2,710	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	2,861,001
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	AA+	2,565,479
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
515	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA (4)	522,282
3,325	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA (4)	3,372,016
160	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA+ (4)	162,262
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/24 – NPFG Insured	No Opt. Call	AA–	889,504
22,815	Total Massachusetts			22,778,292
	Michigan – 3.6% (2.4% of Total Investments)
885	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	BBB+	951,597
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–	6,083,880
1,600	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%, 7/01/31 – BHAC Insured	7/18 at 100.00	AA+	1,772,912
4,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D, 5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA	4,097,120

66	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	$444,613
3,670	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015, 5.000%, 12/01/32	6/22 at 100.00	AA	4,120,382
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2009-I, 5.000%, 10/15/23 – AGC Insured	No Opt. Call	AA	2,864,125
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	1,422,343
20,210	Total Michigan			21,756,972
	Minnesota – 1.2% (0.8% of Total Investments)
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.625%, 11/15/28	11/18 at 100.00	A	7,454,606
	Missouri – 2.2% (1.5% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	4,613,840
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	3,003,450
5,545	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	6,070,832
17,545	Total Missouri			13,688,122
	Nevada – 5.6% (3.8% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,692,700
9,725	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	A+	10,903,281
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 2007B, 19.215%, 7/01/31 – BHAC Insured (IF) (7)	7/17 at 100.00	AA+	4,726,650
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	BBB	1,732,980
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	AA–	4,951,900
29,975	Total Nevada			34,007,511
	New Jersey – 5.5% (3.7% of Total Investments)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	1,208,020
6,850	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 5.750%, 12/01/15 (ETM)	No Opt. Call	N/R (4)	7,074,132
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A, 5.750%, 6/15/18	No Opt. Call	A–	4,436,760
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
20,000	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	A–	10,655,600
20,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A–	6,502,800
570	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	641,507
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.625%, 6/01/26	6/17 at 100.00	B+	2,897,580
55,520	Total New Jersey			33,416,399
	New Mexico – 0.6% (0.4% of Total Investments)
3,730	University of New Mexico, FHA-Insured Hospital Mortgage Revenue Bonds, University of Mexico Hospital Project, Series 2004, 5.000%, 7/01/32 – AGM Insured	7/32 at 100.00	AA	3,795,984

Nuveen Investments	67

NAD	Nuveen Dividend Advantage Municipal Fund
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York – 7.2% (4.8% of Total Investments)
$1,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	$1,213,674
6,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	6,508,140
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	5,671,003
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	5,632,900
5,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	5,227,650
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	No Opt. Call	A+	2,316,740
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
5,000	6.500%, 12/01/28	12/15 at 100.00	BBB	5,164,900
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB	1,969,114
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	AA–	10,021,200
40,525	Total New York			43,725,321
	North Carolina – 0.9% (0.6% of Total Investments)
1,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.250%, 1/15/24 – AGC Insured	1/18 at 100.00	AA–	1,640,790
3,400	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, WakeMed, Series 2012A, 5.000%, 10/01/31	10/22 at 100.00	AA–	3,771,655
4,900	Total North Carolina			5,412,445
	North Dakota – 0.8% (0.5% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	4,784,980
	Ohio – 5.5% (3.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,820	5.375%, 6/01/24	6/17 at 100.00	B–	1,600,053
210	5.125%, 6/01/24	6/17 at 100.00	B–	179,160
6,315	5.875%, 6/01/30	6/17 at 100.00	B–	5,356,383
1,890	5.750%, 6/01/34	6/17 at 100.00	B–	1,542,391
1,000	6.500%, 6/01/47	6/17 at 100.00	B	892,330
3,930	5.875%, 6/01/47	6/17 at 100.00	B	3,253,136
6,135	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B–	5,381,683
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29	11/20 at 100.00	A–	6,829,560
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/30 at 100.00	A+	3,660,658
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	1,123,270
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1:
1,500	5.250%, 2/15/39	2/23 at 100.00	A+	1,710,510
1,845	5.000%, 2/15/48	2/23 at 100.00	A+	2,044,076
400	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	6/15 at 100.00	Aa1	401,788
35,695	Total Ohio			33,974,998

68	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oklahoma – 0.7% (0.5% of Total Investments)
$1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	$1,172,810
	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Refunding Series 2015A:
1,000	5.000%, 8/15/26	8/25 at 100.00	AA–	1,188,600
1,750	5.000%, 8/15/28	8/25 at 100.00	AA–	2,035,950
3,750	Total Oklahoma			4,397,360
	Pennsylvania – 2.9% (2.0% of Total Investments)
160	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 (Pre-refunded 12/01/18) – AGM Insured	12/18 at 100.00	AA (4)	182,021
1,090	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – AGM Insured	12/18 at 100.00	AA	1,154,430
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A, 4.650%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,516,890
8,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	8,959,812
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	5,838,900
15,950	Total Pennsylvania			17,652,053
	Puerto Rico – 0.7% (0.5% of Total Investments)
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23	12/23 at 100.00	AA–	4,306,063
	Rhode Island – 0.5% (0.3% of Total Investments)
3,000	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A, 4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)	7/15 at 100.00	AA–	3,003,690
	South Carolina – 1.3% (0.9% of Total Investments)
1,850	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center, Refunding Series 2010A, 5.000%, 11/01/37	11/20 at 100.00	AA–	2,055,239
1,250	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	AA	686,125
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/55	6/25 at 100.00	AA–	5,420,100
8,100	Total South Carolina			8,161,464
	Tennessee – 0.4% (0.3% of Total Investments)
2,310	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	2,396,902
	Texas – 13.1% (8.9% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (5)	3/32 at 100.00	C	166,400
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa1	2,307,960
1,215	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding School Building Series 2005, 5.000%, 8/15/34	8/15 at 100.00	AAA	1,231,525
1,630	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding School Building Series 2005, 5.000%, 8/15/34 (Pre-refunded 8/15/15)	8/15 at 100.00	N/R (4)	1,652,918
3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Alternative Minimum Tax)	No Opt. Call	A+	3,205,710

Nuveen Investments	69

NAD	Nuveen Dividend Advantage Municipal Fund
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,140	Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, General Obligation Bonds, School Building & Refunding Bonds, Series 1998, 0.000%, 8/15/25	No Opt. Call	AAA	$1,665,006
730	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/30 – NPFG Insured	No Opt. Call	AA–	367,227
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/30	11/24 at 100.00	A2	1,132,040
2,305	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A, 0.000%, 11/15/20 – NPFG Insured	No Opt. Call	AA	2,081,392
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2009A, 5.125%, 11/15/32 – AGC Insured	No Opt. Call	AA	4,528,600
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	1,658,368
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	5,999,000
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/33 – FGIC Insured	8/15 at 37.33	AA–	3,477,648
1,565	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2008, 5.000%, 8/15/23	No Opt. Call	AAA	1,716,257
3,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2011A, 5.000%, 5/15/15	No Opt. Call	A+	3,006,060
2,225	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A, 5.750%, 1/01/40 – BHAC Insured	1/18 at 100.00	AA+	2,478,917
7,855	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/33	1/25 at 100.00	A3	8,752,748
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources Revenue Bonds, Tender Option Bond Trust 1760-3, 17.158%, 2/15/36 (IF)	2/17 at 100.00	AA	3,957,954
8,230	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/29	No Opt. Call	A3	9,084,356
8,900	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment Revenue Bonds, Series 2010A, 5.000%, 7/01/17 (Pre-refunded 1/01/16)	1/16 at 100.00	AAA	9,184,711
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	5,482,100
7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/35 (Pre-refunded 8/15/15)	8/15 at 34.92	AAA	2,443,210
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20 (Pre-refunded 8/15/15)	8/15 at 78.46	AAA	2,352,660
3,000	0.000%, 8/15/22 (Pre-refunded 8/15/15)	8/15 at 70.77	AAA	2,122,050
98,155	Total Texas			80,054,817
	Virginia – 3.5% (2.3% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42	10/17 at 100.00	BBB	1,543,215
1,500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	No Opt. Call	A	1,679,355
3,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 5.000%, 11/01/46	11/22 at 100.00	AA–	3,264,750
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
2,500	5.125%, 7/01/49	No Opt. Call	BBB–	2,697,300
5,755	5.000%, 7/01/52	No Opt. Call	BBB–	6,113,250

70	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
$2,900	0.000%, 7/01/34	No Opt. Call	BBB–	$1,186,913
1,085	0.000%, 7/01/35	No Opt. Call	BBB–	411,703
6,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B–	4,281,720
24,240	Total Virginia			21,178,206
	Washington – 8.2% (5.6% of Total Investments)
2,000	Skagit County Public Hospital District 2, Washington, Hospital Revenue Bonds, Island Hospital, Refunding Series 2005, 5.000%, 12/01/30 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	A3 (4)	2,056,500
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	AA	4,486,120
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33	7/19 at 100.00	A	2,279,700
4,800	Washington State, General Obligation Bonds, Series 2005A, 5.000%, 7/01/30 (Pre-refunded 7/01/15) – AGM Insured	7/15 at 100.00	AA+ (4)	4,838,976
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 – AGM Insured	No Opt. Call	AA+	3,250,304
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	16,418,382
18,470	0.000%, 1/01/21	No Opt. Call	AA+	16,709,254
52,270	Total Washington			50,039,236
	Wisconsin – 5.3% (3.6% of Total Investments)
7,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 2006A, 5.000%, 11/15/36	11/16 at 100.00	AA+	8,071,790
780	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured	No Opt. Call	A2	828,430
4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B, 5.500%, 8/15/29	2/20 at 100.00	AA–	4,953,000
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/32	2/22 at 100.00	A–	1,356,500
3,000	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 100.00	AA+ (4)	3,024,390
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
6,745	6.000%, 5/01/36	5/19 at 100.00	AA–	7,898,935
5,100	6.250%, 5/01/37	5/19 at 100.00	AA–	6,015,297
28,825	Total Wisconsin			32,148,342
$1,001,575	Total Municipal Bonds (cost $835,538,853)			901,749,377

Nuveen Investments	71

NAD	Nuveen Dividend Advantage Municipal Fund
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$266	Las Vegas Monorail Company, Senior Interest Bonds, (8), (9)	5.500%	7/15/19	N/R	$47,844
71	Las Vegas Monorail Company, Senior Interest Bonds, (8), (9)	3.000%	7/15/55	N/R	9,454
$337	Total Corporate Bonds (cost $30,169)				57,298

Shares	Description (1), (10)	Value
	INVESTMENT COMPANIES – 0.1% (0.1% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc.	$152,007
32,524	Invesco Quality Municipal Income Trust	405,249
	Total Investment Companies (cost $530,611)	557,256
	Total Long-Term Investments (cost $836,099,633)	902,363,931
	Floating Rate Obligations – (5.4)%	(33,150,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (43.4)% (11)	(265,000,000)
	Other Assets Less Liabilities – 1.0%	6,277,487
	Net Assets Applicable to Common Shares – 100%	$610,491,418

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)
As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)
On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to 5.700%.

(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(9)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(11)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.4%.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

72	Nuveen Investments

NXZ
Nuveen Dividend Advantage Municipal Fund 2
	Portfolio of Investments	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 143.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 143.9% (100.0% of Total Investments)
	Alabama – 0.5% (0.3% of Total Investments)
$2,030	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/39	11/16 at 100.00	AA+	$2,147,801
	Alaska – 2.4% (1.7% of Total Investments)
1,000	Alaska Municipal Bond Bank, General Obligation Bonds, Qualified 501 Series 2013B-2, 5.000%, 6/01/30	6/18 at 100.00	AA+	1,103,810
3,000	Anchorage, Alaska, General Obligation Bonds, Schools Refunding Series 2004B, 5.250%, 12/01/15 – AMBAC Insured	No Opt. Call	AAA	3,089,340
2,290	Anchorage, Alaska, Water Revenue Bonds, Refunding Series 2007, 5.000%, 5/01/37 – NPFG Insured	5/17 at 100.00	AA	2,450,872
2,455	North Slope Borough, Alaska, General Obligation Bonds, Series 2007A, 5.000%, 6/30/16 – NPFG Insured	No Opt. Call	Aa2	2,588,994
2,285	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	6/46 at 100.00	B2	1,807,024
11,030	Total Alaska			11,040,040
	Arizona – 1.7% (1.2% of Total Investments)
4,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	4,905,540
2,905	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2008A, 5.000%, 1/01/33	No Opt. Call	Aa1	3,165,230
7,405	Total Arizona			8,070,770
	California – 22.8% (15.9% of Total Investments)
1,295	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/36	6/17 at 100.00	BB	1,087,476
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
3,280	5.450%, 6/01/28	12/18 at 100.00	B2	3,215,548
9,000	5.600%, 6/01/36	12/18 at 100.00	B+	8,368,830
4,080	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37 – BHAC Insured	4/16 at 100.00	AA+	4,233,938
4,345	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/30	2/17 at 100.00	Aa3	4,596,793
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	Aa3	4,980,872
3,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	Aa3	3,472,950
4,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/22 – NPFG Insured	No Opt. Call	Aa1	3,359,240
4,505	Foothill-De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series A, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Aaa	2,631,911
20,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	A1 (4)	20,070,000
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
4,350	5.000%, 6/01/33	6/17 at 100.00	B	3,665,658
1,000	5.125%, 6/01/47	6/17 at 100.00	B	798,730
3,000	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Subordinate Series 2005B, 5.000%, 10/01/34 – FGIC Insured	10/15 at 100.00	AA–	3,050,400

Nuveen Investments	73

NXZ	Nuveen Dividend Advantage Municipal Fund 2
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$5,255	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – FGIC Insured	7/16 at 100.00	Aa2 (4)	$5,547,231
1,160	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43	8/35 at 100.00	AA	787,362
3,285	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured	9/16 at 100.00	AA	3,473,428
10,885	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA–	7,850,915
5,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA	5,165,350
1,750	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001B, 0.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,355,812
2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/47	7/17 at 100.00	Baa2	2,083,000
3,200	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2003, 0.000%, 7/01/27 – AGM Insured	No Opt. Call	AA	2,084,096
3,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Election 2001 Series 2006B, 5.000%, 8/01/30 – AGC Insured	8/15 at 101.00	Aa2	3,062,940
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured	No Opt. Call	A1	2,051,621
4,150	San Joaquin Delta Community College District, California, General Obligation Bonds, Election 2004 Series 2008B, 0.000%, 8/01/29 – AGM Insured	8/18 at 53.32	AA	2,085,499
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured (Alternative Minimum Tax)	3/17 at 100.00	A2	5,333,400
1,930	San Mateo County, California transit District	06/15 at 100.00	AA	1,937,527
115,475	Total California			106,350,527
	Colorado – 8.0% (5.6% of Total Investments)
4,445	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	A+	4,912,125
4,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA–	4,458,560
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2007, 5.250%, 5/15/42	5/17 at 100.00	A–	2,121,120
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.125%, 9/15/29	9/17 at 100.00	BBB+	3,399,825
	Denver, Colorado, Airport System Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	AA–	5,738,404
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	3,522,585
4,335	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	AA–	4,623,928
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A, 0.000%, 9/01/41	No Opt. Call	Baa1	3,176,400
8,135	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 – NPFG Insured	9/20 at 63.98	AA–	4,230,200
960	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A, 5.375%, 6/01/31	6/20 at 100.00	Aa3	1,101,907
45,790	Total Colorado			37,285,054
	Connecticut – 1.9% (1.4% of Total Investments)
3,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	3,819,725
5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds, 2nd Lien Refunding Series 2009-1, 5.000%, 2/01/16	No Opt. Call	AA	5,181,200
8,650	Total Connecticut			9,000,925

74	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	District of Columbia – 1.3% (0.8% of Total Investments)
$350	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24	5/15 at 100.00	A1	$350,042
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured	10/16 at 100.00	A1	5,208,200
5,350	Total District of Columbia			5,558,242
	Florida – 5.7% (4.0% of Total Investments)
4,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1, 5.000%, 6/01/15 – AGM Insured	No Opt. Call	AA	4,016,680
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A	1,113,510
2,600	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%, 11/01/30 (Pre-refunded 11/01/15) – NPFG Insured	11/15 at 100.00	AA (4)	2,653,378
2,115	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B, 5.000%, 10/01/15 – AGM Insured	No Opt. Call	AA	2,158,125
2,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	AA	2,428,752
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%, 10/01/29 – FGIC Insured	No Opt. Call	AA–	5,456,968
	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
1,795	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	1,932,587
1,500	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	1,609,965
5,000	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	5,305,000
25,495	Total Florida			26,674,965
	Georgia – 3.6% (2.5% of Total Investments)
2,830	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/33	5/25 at 100.00	AA–	3,268,339
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB–	2,207,040
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.125%, 12/01/45 (5), (7)	12/20 at 100.00	N/R	646,716
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B:
2,000	5.250%, 2/15/37	2/20 at 100.00	AA–	2,228,660
5,000	5.125%, 2/15/40	2/20 at 100.00	AA–	5,501,200
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured	8/18 at 100.00	AA	2,838,950
16,330	Total Georgia			16,690,905
	Illinois – 18.0% (12.5% of Total Investments)
3,075	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 2006A, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	3,182,440
3,320	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)	6/15 at 100.00	AA	3,324,781
5,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	AA–	1,898,450
3,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%, 1/01/31 – AGM Insured	1/16 at 100.00	AA	3,012,510
4,390	Chicago, Illinois, General Obligation Bonds, Refunding Project Series 2005B, 4.750%, 1/01/32 – AGM Insured	No Opt. Call	AA	4,416,999
3,360	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds, Series 2007B, 0.000%, 12/01/24	12/16 at 69.01	AAA	2,283,523

Nuveen Investments	75

NXZ	Nuveen Dividend Advantage Municipal Fund 2
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	$7,809,787
5,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa2	5,414,350
1,000	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007, 5.000%, 3/15/26	No Opt. Call	AA–	1,073,770
10,270	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/32 – NPFG Insured	5/17 at 100.00	AA–	10,805,170
1,600	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B, 5.000%, 5/15/19 – AGM Insured	5/18 at 100.00	AA	1,764,160
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005, 5.250%, 8/15/20 (Pre-refunded 8/15/15) – AGC Insured	8/15 at 100.00	AA (4)	1,014,690
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB+ (4)	3,067,875
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (UB) (6)	2/21 at 100.00	AA–	2,807,275
6,905	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	7,116,500
1,555	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2, 5.050%, 8/01/27 (Alternative Minimum Tax)	2/16 at 100.00	AA	1,571,390
2,925	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/22	No Opt. Call	A–	3,296,387
1,955	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA–	2,171,497
2,500	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds, Series 2006, 0.000%, 12/01/23 – NPFG Insured	No Opt. Call	Aa3	1,882,725
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
8,400	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AAA	4,384,212
10,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	3,751,900
2,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 2002B, 5.550%, 6/15/21 – NPFG Insured	6/17 at 101.00	AAA	2,701,200
3,012	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%, 3/01/30 – RAAI Insured	3/16 at 100.00	AA	3,036,729
1,890	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2003A, 5.500%, 7/01/22 – FGIC Insured	No Opt. Call	AA	2,313,511
94,757	Total Illinois			84,101,831
	Indiana – 4.6% (3.2% of Total Investments)
4,000	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage Bonds, Series 2006A, 5.000%, 7/15/26 (Pre-refunded 1/15/17) – AGM Insured	1/17 at 100.00	AA+ (4)	4,301,840
1,875	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding 2015A, 4.000%, 12/01/40 (WI/DD, Settling 5/07/15)	6/25 at 100.00	AA–	1,860,094
2,640	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	2,817,566
230	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014, 5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	252,391
435	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured	No Opt. Call	AA	441,516
2,305	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A	2,435,947
5,180	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	AA–	5,460,083

76	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$2,470	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	$1,860,355
1,890	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/26 (Pre-refunded 7/15/15) – AGM Insured	7/15 at 100.00	AA+ (4)	1,908,446
6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 1999, 5.800%, 2/15/24 (5)	8/15 at 100.00	N/R	305,000
27,125	Total Indiana			21,643,238
	Iowa – 1.5% (1.1% of Total Investments)
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB–	1,119,340
6,340	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	6,074,544
7,340	Total Iowa			7,193,884
	Kansas – 0.7% (0.5% of Total Investments)
2,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28	5/22 at 100.00	Aa2	2,268,480
1,305	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	945,303
3,305	Total Kansas			3,213,783
	Kentucky – 0.2% (0.2% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AA	1,072,190
	Louisiana – 0.9% (0.6% of Total Investments)
3,960	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	4,125,647
	Massachusetts – 2.5% (1.7% of Total Investments)
3,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	No Opt. Call	AAA	3,346,440
1,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	1,683,930
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	AA+	2,565,479
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
515	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA (4)	522,282
3,325	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA (4)	3,372,016
160	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA+ (4)	162,262
10,780	Total Massachusetts			11,652,409
	Michigan – 5.8% (4.0% of Total Investments)
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
1,055	6.000%, 10/01/33	10/23 at 100.00	N/R	877,211
1,250	6.000%, 10/01/43	10/23 at 100.00	N/R	1,006,162
885	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	BBB+	951,596
1,075	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 4.500%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–	1,073,527
4,375	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – MBIA-NPFG Insured	7/16 at 100.00	AA–	4,478,206

Nuveen Investments	77

NXZ	Nuveen Dividend Advantage Municipal Fund 2
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$3,750	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C, 5.000%, 7/01/33 – AGM Insured	No Opt. Call	AA	$3,841,500
6,880	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2010, 5.500%, 5/15/36	5/20 at 100.00	A2	7,723,626
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/36 – NPFG Insured	7/24 at 100.00	AA–	1,084,870
3,670	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015, 5.000%, 12/01/32	6/22 at 100.00	AA	4,120,382
1,950	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2005, 5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)	12/15 at 100.00	AA–	1,992,062
25,890	Total Michigan			27,149,142
	Minnesota – 1.2% (0.9% of Total Investments)
5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	AA	5,815,200
	Missouri – 0.6% (0.4% of Total Investments)
	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A:
1,325	4.500%, 12/15/23 – NPFG Insured	12/16 at 100.00	AA–	1,398,432
1,475	4.500%, 12/15/26 – NPFG Insured	12/16 at 100.00	AA–	1,558,057
2,800	Total Missouri			2,956,489
	Nevada – 1.9% (1.3% of Total Investments)
1,405	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2005A, 5.000%, 7/01/40 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 100.00	AA– (4)	1,416,451
1,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/25 – AGM Insured	No Opt. Call	AA	1,135,340
2,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 2007B, 19.215%, 7/01/31 – BHAC Insured (IF), (6)	7/17 at 100.00	AA+	2,520,880
1,455	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2005A, 5.000%, 6/01/24 – FGIC Insured	6/15 at 100.00	AA+	1,461,038
1,750	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, 13.545%, 7/01/31 – BHAC Insured (IF), (6)	7/17 at 100.00	AA+	2,205,770
7,610	Total Nevada			8,739,479
	New Jersey – 2.1% (1.5% of Total Investments)
2,550	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/33 – NPFG Insured	7/33 at 100.00	AA–	2,596,971
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BB+	671,604
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	6,631,500
18,150	Total New Jersey			9,900,075
	New York – 9.3% (6.4% of Total Investments)
12,020	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/46	No Opt. Call	BBB–	2,673,609
4,160	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	4,589,894
2,540	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	AA–	2,651,658
12,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B, 4.500%, 11/15/32 – AGM Insured (UB)	11/16 at 100.00	AA	13,081,216
5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/28 at 100.00	N/R	5,108,000

78	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	$5,632,900
5,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	5,227,650
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	No Opt. Call	A+	2,316,740
1,670	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	BBB	1,969,114
50,190	Total New York			43,250,781
	North Carolina – 2.1% (1.4% of Total Investments)
3,200	North Carolina Capital Facilities Financing Agency, General Revenue Bonds, Duke University, Series 2006A, 5.000%, 10/01/41	No Opt. Call	AA+	3,377,472
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, WakeMed, Series 2012A, 5.000%, 10/01/31	10/22 at 100.00	AA–	3,660,723
2,375	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured	11/16 at 100.00	AA+	2,512,584
8,875	Total North Carolina			9,550,779
	North Dakota – 0.7% (0.5% of Total Investments)
3,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/29	12/21 at 100.00	A–	3,212,430
	Ohio – 3.4% (2.4% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
685	5.375%, 6/01/24	6/17 at 100.00	B–	602,218
500	5.125%, 6/01/24	6/17 at 100.00	B–	426,570
5,275	5.875%, 6/01/30	6/17 at 100.00	B–	4,474,255
10,000	5.750%, 6/01/34	6/17 at 100.00	B–	8,160,800
1,500	6.500%, 6/01/47	6/17 at 100.00	B	1,338,495
1,000	5.875%, 6/01/47	6/17 at 100.00	B	827,770
18,960	Total Ohio			15,830,108
	Oklahoma – 1.1% (0.8% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	1,172,810
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A+	4,009,145
4,500	Total Oklahoma			5,181,955
	Oregon – 0.7% (0.5% of Total Investments)
3,500	Portland, Oregon, General Obligation Bonds, Series 2001B, 0.000%, 6/01/16	No Opt. Call	Aa1	3,482,570
	Pennsylvania – 3.3% (2.3% of Total Investments)
445	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 (Pre-refunded 12/01/18) – AGM Insured	12/18 at 100.00	AA (4)	506,245
3,030	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – AGM Insured	12/18 at 100.00	AA	3,209,103
10,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.250%, 5/15/30 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	11,850,000
13,475	Total Pennsylvania			15,565,348
	Puerto Rico – 0.5% (0.3% of Total Investments)
30,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	B	2,112,600

Nuveen Investments	79

NXZ	Nuveen Dividend Advantage Municipal Fund 2
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Rhode Island – 0.7% (0.4% of Total Investments)
$3,000	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A, 4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)	7/15 at 100.00	AA–	$3,003,690
	South Carolina – 4.6% (3.2% of Total Investments)
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
21,570	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A–	12,126,007
5,560	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	AA	3,051,884
1,000	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series 2005A, 5.250%, 1/01/17 – NPFG Insured	1/16 at 100.00	AA–	1,033,900
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/55	6/25 at 100.00	AA–	5,420,100
33,130	Total South Carolina			21,631,891
	Texas – 19.6% (13.6% of Total Investments)
4,000	Board of Regents, University of Texas System, Financing System Revenue Refunding Bonds, Series 2006B, 5.000%, 8/15/31 (Pre-refunded 8/15/16)	8/16 at 100.00	AAA	4,240,080
1,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB	1,450,825
7,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.250%, 10/01/51	10/23 at 100.00	AA+	7,837,690
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/28 at 100.00	BB+	10,018,600
4,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA+	4,267,440
3,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	AA	462,360
1,920	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	AA–	618,086
4,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	AA–	1,549,041
40,000	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A, 0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	AA	11,167,200
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A, 5.250%, 11/15/30	No Opt. Call	AA	2,368,020
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	2,649,150
5,765	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	2,874,833
4,285	Little Elm Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2006, 5.000%, 8/15/37	8/16 at 100.00	AAA	4,517,890
10,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/28 – AGC Insured	No Opt. Call	AA	6,028,300
7,855	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/33	1/25 at 100.00	A3	8,752,748
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources Revenue Bonds, Tender Option Bond Trust 1760-3, 17.304%, 2/15/36 (IF)	2/17 at 100.00	AA	3,957,954
2,680	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	AA–	3,125,228
210	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	253,932
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/29	No Opt. Call	A3	5,519,050

80	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,190	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	$1,304,740
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/37	8/24 at 100.00	BBB+	5,420,900
2,900	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001, 5.250%, 8/01/35	8/15 at 100.00	AAA	2,911,774
130,915	Total Texas			91,295,841
	Virginia – 4.1% (2.8% of Total Investments)
600	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	No Opt. Call	A	671,742
5,000	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	5,394,600
1,385	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/33	No Opt. Call	BBB–	596,007
5,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B–	3,568,100
5,620	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2005C, 5.000%, 8/01/21 (Pre-refunded 8/01/15)	8/15 at 100.00	AA+ (4)	5,688,508
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
1,885	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	2,074,273
820	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	949,790
20,310	Total Virginia			18,943,020
	Washington – 3.1% (2.2% of Total Investments)
4,895	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2005A, 5.000%, 7/01/18 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 100.00	Aa1 (4)	4,934,992
1,620	King County Public Hospital District 1, Washington, Limited Tax General Obligation and Refunding Bonds, Series 2008A, 5.000%, 12/01/37 – AGC Insured	No Opt. Call	AA	1,739,831
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	4,225,662
2,940	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	3,567,102
13,235	Total Washington			14,467,587
	West Virginia – 0.7% (0.5% of Total Investments)
2,950	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company Amos Project, Series 2010, 5.375%, 12/01/38	12/20 at 100.00	Baa1	3,224,438
	Wisconsin – 2.1% (1.4% of Total Investments)
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/32	2/22 at 100.00	A–	1,356,500
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A2	2,714,675
3,690	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	A–	3,805,534
1,500	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.750%, 5/01/33	5/19 at 100.00	AA–	1,734,555
8,940	Total Wisconsin			9,611,264
$790,252	Total Municipal Bonds (cost $615,214,238)			670,746,898

Nuveen Investments	81

NXZ	Nuveen Dividend Advantage Municipal Fund 2
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$277	Las Vegas Monorail Company, Senior Interest Bonds, (7), (8)	5.500%	7/15/19	N/R	$49,913
74	Las Vegas Monorail Company, Senior Interest Bonds, (7), (8)	3.000%	7/15/55	N/R	9,864
$351	Total Corporate Bonds (cost $31,474)				59,777
	Total Long-Term Investments (cost $615,245,712)				670,806,675
	Floating Rate Obligations – (4.2)%				(19,570,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (42.0)% (9)				(196,000,000)
	Other Assets Less Liabilities – 2.3%				10,984,946
	Net Assets Applicable to Common Shares – 100%				$466,221,621

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)
As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.2%.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

See accompanying notes to financial statements.

82	Nuveen Investments

NZF	Nuveen Dividend Advantage Municipal Fund 3
	Portfolio of Investments	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 145.5% (99.6% of Total Investments)
	Alabama – 0.6% (0.4% of Total Investments)
$3,500	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/36 (UB)	11/16 at 100.00	AA+	$3,705,870
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	7/15 at 100.00	B2	790,820
	Arizona – 2.5% (1.7% of Total Investments)
2,060	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Series 2014A, 5.000%, 12/01/42	12/24 at 100.00	A2	2,270,038
3,390	Arizona State Transportation Board, Highway Revenue Bonds, Tender Option Bond Trust 3151, 13.478%, 7/01/33 (IF)	7/18 at 100.00	AAA	4,626,367
5,000	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Civic Plaza Expansion Project, Subordinate Series 2005A, 5.000%, 7/01/30 (Pre-refunded 7/01/15) – FGIC Insured,	7/15 at 100.00	AA+ (4)	5,040,750
1,880	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A–	2,139,609
12,330	Total Arizona			14,076,764
	California – 14.5% (9.9% of Total Investments)
3,400	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA	3,919,554
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42 (UB)	11/16 at 100.00	AA–	3,047,726
5,355	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3175, 13.571%, 11/15/40 (IF)	5/18 at 100.00	AA–	7,612,829
20	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	AA	20,061
3,725	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured	No Opt. Call	AA	1,657,886
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
1,560	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,817,603
1,560	6.000%, 1/15/49	1/24 at 100.00	BBB–	1,846,619
8,895	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 (Pre-refunded 6/01/15) – AGC Insured	6/15 at 100.00	AA (4)	8,926,133
3,430	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2015A, 5.000%, 6/01/45	6/25 at 100.00	A1	3,799,377
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
750	5.000%, 6/01/33	6/17 at 100.00	B	632,010
11,865	5.125%, 6/01/47	6/17 at 100.00	B	9,476,931
7,150	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%, 7/15/40	7/21 at 100.00	Aa2	8,813,162
2,750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 4.500%, 1/01/27 (Alternative Minimum Tax)	1/22 at 100.00	A	2,978,525
12,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40	8/30 at 100.00	A+	11,582,518
3,850	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2011, 0.000%, 10/01/28 – AGM Insured	10/25 at 100.00	AA	4,127,624

Nuveen Investments	83

NZF	Nuveen Dividend Advantage Municipal Fund 3
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$205	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44	6/23 at 100.00	BBB–	$234,748
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	4,314,599
3,000	San Diego Community College District, California, General Obligation Bonds, Tender Option Bond Trust 1005, 13.676%, 8/01/41 (IF) (5)	8/21 at 100.00	AA+	4,072,260
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
1,025	5.000%, 1/15/44	1/25 at 100.00	BBB–	1,126,649
3,160	5.000%, 1/15/50	1/25 at 100.00	BBB–	3,443,578
80,150	Total California			83,450,392
	Colorado – 4.4% (3.0% of Total Investments)
2,485	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.400%, 5/01/26	5/16 at 102.00	N/R	2,463,878
5,000	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	AA	5,149,000
	Denver, Colorado, Airport System Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	AA–	5,738,404
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	3,522,585
4,335	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	AA–	4,623,928
	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series 2007:
950	5.125%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	981,664
2,000	5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	AA	2,062,020
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A, 5.375%, 6/01/31	6/20 at 100.00	Aa3	723,127
24,065	Total Colorado			25,264,606
	Connecticut – 0.3% (0.2% of Total Investments)
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	1,637,280
	District of Columbia – 2.7% (1.9% of Total Investments)
3,390	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	3,577,976
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	10,472,700
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Tender Option Bond Trust 1606, 11.676%, 10/01/30 – AMBAC Insured (IF) (5)	10/16 at 100.00	AA+	1,524,290
14,725	Total District of Columbia			15,574,966
	Florida – 2.6% (1.8% of Total Investments)
5,005	Broward County, Florida, Airport System Revenue Refunding Bonds, Series 2009O, 5.375%, 10/01/29	10/19 at 100.00	A+	5,760,655
2,490	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Refunding Series 2012B, 5.000%, 10/01/37	10/22 at 100.00	A+	2,752,695
85	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	96,895
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)	8/17 at 100.00	AA	5,749,188
70	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	51,385
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	119,686
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	37,691

84	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$110	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	$1
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	10,257
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.650%, 5/01/40	5/17 at 100.00	N/R	203,684
295	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	5/18 at 100.00	N/R	181,953
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	5/18 at 100.00	N/R	93,922
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40	5/18 at 100.00	N/R	2
14,380	Total Florida			15,058,014
	Georgia – 3.6% (2.5% of Total Investments)
15,290	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.250%, 1/01/30	1/21 at 100.00	Aa3	17,632,887
3,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.125%, 12/01/45 (6), (8)	12/20 at 100.00	N/R	970,073
2,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A, 5.125%, 7/01/42	7/17 at 100.00	N/R	2,019,160
20,290	Total Georgia			20,622,120
	Guam – 0.2% (0.1% of Total Investments)
810	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	927,296
	Idaho – 0.1% (0.1% of Total Investments)
725	Boise State University, Idaho, General Revenue Bonds, Refunding Series 2015A, 3.625%, 4/01/37	4/25 at 100.00	Aa3	693,042
	Illinois – 14.9% (10.2% of Total Investments)
3,200	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	3,536,672
3,780	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series 2005A, 5.000%, 1/01/33 – FGIC Insured	1/16 at 100.00	AA–	3,891,964
4,855	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	5,145,232
2,220	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	2,294,525
11,175	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	12,292,163
1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42	No Opt. Call	AA	1,092,080
2,380	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care Centers, Series 2010, 5.250%, 8/15/36	8/15 at 105.00	A+	2,523,252
5,810	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37 (Pre-refunded 8/01/17)	8/17 at 100.00	N/R (4)	6,406,397
4,125	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA+	4,436,726
	Illinois State, General Obligation Bonds, February Series 2014:
1,600	5.250%, 2/01/32	2/24 at 100.00	A–	1,710,992
1,000	5.250%, 2/01/33	2/24 at 100.00	A–	1,067,120
1,130	5.250%, 2/01/34	2/24 at 100.00	A–	1,203,292
1,000	5.000%, 2/01/39	2/24 at 100.00	A–	1,035,780
6,000	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/28	3/28 at 100.00	A–	6,023,760
560	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 17.799%, 1/01/38 (IF)	1/23 at 100.00	AA–	808,231
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (7)	1/16 at 100.00	N/R	3,486,000

Nuveen Investments	85

NZF	Nuveen Dividend Advantage Municipal Fund 3
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$12,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50	6/20 at 100.00	AAA	$13,016,880
45,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured	No Opt. Call	AAA	12,100,050
2,825	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1998A, 5.500%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	3,346,071
116,660	Total Illinois			85,417,187
	Indiana – 9.1% (6.2% of Total Investments)
4,230	Indiana Finance Authority, Educational Facilities Revenue Bonds, Tudor Park Foundation, Series 2005B, 5.000%, 6/01/24	6/15 at 100.00	Aa3	4,247,005
6,000	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A, 5.000%, 10/01/44	10/23 at 100.00	BBB+	6,339,420
5,370	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.250%, 1/01/51 (Alternative Minimum Tax)	7/23 at 100.00	BBB	5,827,739
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014:
810	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	888,854
6,185	5.000%, 9/01/46 (Alternative Minimum Tax)	9/24 at 100.00	BBB	6,632,732
6,700	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	AA–	7,382,395
13,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	A+	14,453,658
830	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (Alternative Minimum Tax)	1/24 at 100.00	N/R	1,018,012
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
2,500	5.750%, 9/01/42	9/17 at 100.00	N/R	2,621,850
2,500	5.800%, 9/01/47	9/17 at 100.00	N/R	2,622,850
48,125	Total Indiana			52,034,515
	Iowa – 0.2% (0.2% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
525	5.500%, 6/01/42	6/15 at 100.00	B+	463,318
1,000	5.625%, 6/01/46	6/15 at 100.00	B+	893,470
1,525	Total Iowa			1,356,788
	Kansas – 0.4% (0.2% of Total Investments)
	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B:
1,000	5.125%, 5/15/37	5/15 at 102.00	N/R	1,007,140
1,000	5.125%, 5/15/42	5/15 at 102.00	N/R	1,006,180
2,000	Total Kansas			2,013,320
	Kentucky – 2.5% (1.7% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/42 – AGC Insured	6/18 at 100.00	AA	1,070,380
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
1,335	0.000%, 7/01/43	7/31 at 100.00	Baa3	927,585
2,295	0.000%, 7/01/46	7/31 at 100.00	Baa3	1,596,241
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
3,080	5.750%, 7/01/49	7/23 at 100.00	Baa3	3,496,200
615	6.000%, 7/01/53	7/23 at 100.00	Baa3	706,346
5,400	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29	6/21 at 100.00	Aa3	6,174,468

86	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$215	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A, 4.000%, 10/01/29	10/22 at 100.00	A	$222,179
13,940	Total Kentucky			14,193,399
	Louisiana – 4.6% (3.2% of Total Investments)
2,000	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	BB	2,335,780
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB+	3,329,220
3,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	3,858,508
4,425	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41	5/21 at 100.00	Baa1	5,250,926
5,855	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A	6,460,934
2,290	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/45 (Alternative Minimum Tax)	1/25 at 100.00	A–	2,496,970
2,560	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	2,816,819
23,830	Total Louisiana			26,549,157
	Maryland – 0.6% (0.4% of Total Investments)
1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007B, 5.250%, 4/01/37	4/17 at 100.00	N/R	975,170
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (6)	12/16 at 100.00	N/R	1,089,820
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	566,028
710	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2015, 4.000%, 7/01/41 (WI/DD, Settling 5/21/15)	7/25 at 100.00	A2	690,880
4,265	Total Maryland			3,321,898
	Massachusetts – 4.6% (3.2% of Total Investments)
475	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	No Opt. Call	BBB	506,768
1,375	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/15 at 101.00	N/R	1,389,740
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB+	1,001,900
1,600	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,804,288
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	439,024
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	7/15 at 100.00	N/R	5,012,200
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
3,000	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA (4)	3,042,420
1,855	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA+ (4)	1,881,230
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 – AGM Insured (UB) (5)	2/17 at 100.00	AA+	3,538,666
7,175	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	7,907,352
25,345	Total Massachusetts			26,523,588

Nuveen Investments	87

NZF	Nuveen Dividend Advantage Municipal Fund 3
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan – 6.9% (4.7% of Total Investments)
$15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)	No Opt. Call	AA	$18,524,550
690	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	BBB+	741,923
2,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A, 5.000%, 8/15/38 (Pre-refunded 8/15/17)	8/17 at 100.00	N/R (4)	2,191,460
2,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson Healthcare, Series 2014A, 5.000%, 7/01/47	No Opt. Call	AA–	2,208,300
3,580	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.500%, 7/01/41	7/21 at 100.00	AA–	4,186,595
5,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	AA	5,552,450
2,250	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.375%, 10/15/41	10/21 at 100.00	Aa3	2,601,540
2,865	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	AA	3,044,865
655	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)	12/16 at 100.00	Aa2 (4)	701,446
34,040	Total Michigan			39,753,129
	Minnesota – 1.2% (0.8% of Total Investments)
2,060	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37 (Alternative Minimum Tax)	10/15 at 101.00	Aa1	2,104,517
3,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D, 5.000%, 8/01/18	No Opt. Call	AA+	3,384,750
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	8/16 at 100.00	N/R	1,382,439
6,435	Total Minnesota			6,871,706
	Mississippi – 0.4% (0.2% of Total Investments)
2,050	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage Revenue Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A, 5.450%, 5/20/34	5/15 at 100.00	AA+	2,058,118
	Missouri – 3.1% (2.1% of Total Investments)
1,495	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	B	1,360,629
1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007, 5.000%, 12/01/32	12/17 at 100.00	N/R	1,010,090
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AAA	2,844,275
12,105	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project Series 2006A, 5.000%, 1/01/34 (Pre-refunded 1/01/16) – AMBAC Insured	1/16 at 100.00	AA+ (4)	12,491,392
17,100	Total Missouri			17,706,386
	Nebraska – 0.8% (0.6% of Total Investments)
2,765	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Subordinated Lien Series 2014CC, 4.000%, 2/01/38	2/24 at 100.00	AA–	2,816,042
1,005	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Tender Option Bond Trust 11673, 20.264%, 2/01/49 – AMBAC Insured (IF)	2/17 at 100.00	AA+	1,743,665
3,770	Total Nebraska			4,559,707
	Nevada – 5.3% (3.6% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,692,700
6,935	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	A+	7,775,245
10,000	Valley Water District, Nevada, General Obligation Bonds Water & Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	11,029,300
26,935	Total Nevada			30,497,245

88	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey – 4.3% (2.9% of Total Investments)
$12,580	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/33	No Opt. Call	A–	$5,074,017
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	8,442,000
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/38	No Opt. Call	A–	5,187,750
7,670	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	5,947,932
45,250	Total New Jersey			24,651,699
	New York – 8.1% (5.5% of Total Investments)
900	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/32	4/17 at 100.00	B+	818,487
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,275	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,486,484
3,400	0.000%, 7/15/44	No Opt. Call	BBB–	854,386
1,655	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 4.000%, 7/01/45	7/25 at 100.00	BBB+	1,597,224
3,170	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/50 (WI/DD, Settling 5/01/15)	7/25 at 100.00	A–	3,499,490
4,675	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/41	3/21 at 100.00	AAA	5,172,373
2,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	2,417,940
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 – NPFG Insured	9/16 at 100.00	AA–	3,153,330
1,200	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA	1,332,336
6,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/42	9/22 at 100.00	A–	6,508,860
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA–	823,440
8,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	8,677,520
3,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	3,680,719
10	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 – NPFG Insured	7/15 at 100.00	AA	10,045
2,920	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	3,052,948
3,000	New York State Power Authority, General Revenue Bonds, Series 2011A, 5.000%, 11/15/38	11/21 at 100.00	Aa1	3,373,860
45,180	Total New York			46,459,442
	North Carolina – 0.6% (0.4% of Total Investments)
1,710	Charlotte-Mecklenburg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008, Trust 1149, 15.272%, 1/15/47 (IF) (5)	1/18 at 100.00	AA–	1,989,397
1,200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds, Carolinas Health Care, Series 2007A, 5.000%, 1/15/31	1/17 at 100.00	AA–	1,265,952
2,910	Total North Carolina			3,255,349

Nuveen Investments	89

NZF	Nuveen Dividend Advantage Municipal Fund 3
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio – 2.9% (2.0% of Total Investments)
$800	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/42	5/22 at 100.00	AA–	$871,880
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
5,735	5.125%, 6/01/24	6/17 at 100.00	B–	4,892,758
710	5.875%, 6/01/30	6/17 at 100.00	B–	602,222
3,705	5.750%, 6/01/34	6/17 at 100.00	B–	3,023,576
670	5.875%, 6/01/47	6/17 at 100.00	B	554,606
5,800	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA+	6,447,918
17,420	Total Ohio			16,392,960
	Oklahoma – 2.2% (1.5% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
4,440	5.000%, 2/15/37	2/17 at 100.00	AA	4,636,337
1,120	5.000%, 2/15/42	2/17 at 100.00	AA	1,167,118
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
100	5.000%, 2/15/37 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (4)	107,824
25	5.000%, 2/15/42 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (4)	26,956
1,600	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health System, Series 2006, 5.000%, 12/15/36 (UB)	12/16 at 100.00		1,699,936
4,705	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health System, Series 2006, 5.000%, 12/15/36 (UB)	12/16 at 100.00	AA+	4,998,874
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health System, tender option Bond Trust 3500, 8.529%, 12/15/36 (IF)	12/16 at 100.00	AA+	97,993
12,078	Total Oklahoma			12,735,038
	Oregon – 0.3% (0.2% of Total Investments)
	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2015A:
265	4.000%, 4/01/40 (WI/DD, Settling 5/20/15)	4/25 at 100.00	BBB+	256,854
1,495	5.000%, 4/01/45 (WI/DD, Settling 5/20/15)	4/25 at 100.00	BBB+	1,635,605
1,760	Total Oregon			1,892,459
	Pennsylvania – 0.5% (0.3% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB–	503,350
2,206	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	12/23 at 100.00	N/R	2,001,298
135	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)	11/24 at 100.00	N/R	139,139
2,841	Total Pennsylvania			2,643,787
	South Carolina – 4.4% (3.0% of Total Investments)
10,600	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AA	11,321,116
6,930	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/46	12/24 at 100.00	AA–	7,683,984
5,700	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	AA–	6,513,789
23,230	Total South Carolina			25,518,889
	South Dakota – 0.1% (0.1% of Total Investments)
760	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44	11/24 at 100.00	A+	840,796

90	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee – 2.1% (1.4% of Total Investments)
$5,065	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	A+	$5,597,281
3,145	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	Baa2	3,393,549
1,595	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2012A, 4.000%, 9/01/42	9/22 at 100.00	AA	1,658,720
3,680	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41	1/17 at 30.07	A	992,974
415	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	430,612
13,900	Total Tennessee			12,073,136
	Texas – 20.9% (14.3% of Total Investments)
5,495	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F, 4.250%, 8/15/36	2/17 at 100.00	AAA	5,592,536
2,700	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB	3,151,926
4,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 1/01/36	1/21 at 100.00	AA–	4,992,345
1,140	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2013-9A, 17.853%, 4/01/53 (IF)	10/23 at 100.00	AA+	1,555,120
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A:
295	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	AA	86,789
590	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	AA	164,775
1,000	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	AA	267,220
2,000	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	AA	503,060
2,600	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	AA	619,112
235	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29	7/24 at 100.00	B+	250,129
10,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D, 5.000%, 11/15/40	11/21 at 100.00	AA	11,090,798
4,965	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B, 5.250%, 9/01/27	9/16 at 100.00	A2	5,237,032
6,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2001B, 5.500%, 12/01/29 – NPFG Insured (ETM)	No Opt. Call	AA+ (4)	8,001,420
14,200	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series 2007A, 4.750%, 8/01/43 (UB)	8/16 at 100.00	AAA	14,831,758
8,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding & Improvement Series 2010, 5.000%, 5/15/40	5/20 at 100.00	A+	8,731,600
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series 2011A, 7.250%, 4/01/36	4/21 at 100.00	BBB	1,954,733
2,505	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	A1	2,978,771
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
4,370	0.000%, 9/01/43	9/31 at 100.00	AA+	3,974,122
9,130	0.000%, 9/01/45	9/31 at 100.00	AA+	9,135,204
5,900	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F, 5.750%, 1/01/38 (Pre-refunded 1/01/18)	1/18 at 100.00	A3 (4)	6,637,146
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
885	5.000%, 1/01/35	1/25 at 100.00	A3	977,766
690	5.000%, 1/01/38	1/25 at 100.00	A3	755,861
3,500	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Series 2010, 5.000%, 10/01/41	10/20 at 100.00	AA–	4,011,490
400	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)	2/17 at 100.00	AA	420,136
Nuveen Investments	91

NZF	Nuveen Dividend Advantage Municipal Fund 3
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$7,300	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)	2/17 at 100.00	AA	$7,667,482
435	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/32	No Opt. Call	A3	475,277
1,665	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	1,825,539
1,565	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B, 5.000%, 8/15/37	8/24 at 100.00	A–	1,765,649
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/42	8/24 at 100.00	BBB+	5,396,650
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2006:
1,440	0.000%, 8/15/37	8/15 at 31.98	AAA	456,739
1,440	0.000%, 8/15/40	8/15 at 27.11	AAA	386,294
1,120	0.000%, 8/15/44	8/15 at 21.88	AAA	242,402
5	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/44 (Pre-refunded 8/15/15)	8/15 at 21.88	N/R (4)	1,093
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2006:
5	0.000%, 8/15/37 (Pre-refunded 8/15/15)	8/15 at 31.98	N/R (4)	1,598
7,665	0.000%, 8/15/37 (Pre-refunded 8/15/15)	8/15 at 31.98	N/R (4)	2,449,887
5	0.000%, 8/15/40 (Pre-refunded 8/15/15)	8/15 at 27.11	N/R (4)	1,355
7,665	0.000%, 8/15/40 (Pre-refunded 8/15/15)	8/15 at 27.11	N/R (4)	2,076,755
5,985	0.000%, 8/15/44 (Pre-refunded 8/15/15)	8/15 at 21.88	N/R (4)	1,308,501
134,145	Total Texas			119,976,070
	Utah – 1.1% (0.8% of Total Investments)
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
265	5.200%, 1/01/18 (Alternative Minimum Tax)	7/15 at 100.00	AA–	265,541
160	5.500%, 1/01/23 (Alternative Minimum Tax)	7/15 at 100.00	Aaa	160,238
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
430	4.950%, 7/01/18 (Alternative Minimum Tax)	7/15 at 100.00	AA–	430,980
215	5.300%, 7/01/23 (Alternative Minimum Tax)	7/15 at 100.00	Aaa	215,295
4,935	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A+	5,440,591
6,005	Total Utah			6,512,645
	Vermont – 1.6% (1.1% of Total Investments)
9,000	University of Vermont and State Agricultural College, Revenue Bonds, Series 2005, 5.000%, 10/01/35 (Pre-refunded 10/01/15) – NPFG Insured	10/15 at 100.00	AA– (4)	9,182,790
	Virginia – 0.1% (0.1% of Total Investments)
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005, 5.375%, 12/01/28	12/15 at 100.00	N/R	818,210
	Washington – 6.7% (4.6% of Total Investments)
6,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/38 (WI/DD, Settling 5/21/15) (UB)	7/25 at 100.00	Aa1	6,919,680
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,789,775
5,205	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2005A, 5.000%, 3/01/35 – NPFG Insured	3/35 at 100.00	AA–	5,222,281
10,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	A+	10,723,800
9,195	Washington Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Refunding Series 2015, 4.000%, 7/01/36 (WI/DD, Settling 5/05/15)	7/25 at 100.00	Baa1	8,894,507
3,410	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	3,812,039
36,310	Total Washington			38,362,082

92	Nuveen Investments

Shares	Description (1)			Value
	Wisconsin – 3.4% (2.4% of Total Investments)
$235	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	$240,454
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33	9/17 at 100.00	BBB+	1,037,760
10,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44	12/24 at 100.00	AA–	11,048,500
6,275	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 6.000%, 5/01/36	5/19 at 100.00	AA–	7,348,527
17,510	Total Wisconsin			19,675,241
$868,794	Total Municipal Bonds (cost $774,462,209)			835,647,906

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$45	Las Vegas Monorail Company, Senior Interest Bonds, (8), (9)	5.500%	7/15/19	N/R	$8,132
12	Las Vegas Monorail Company, Senior Interest Bonds, (8), (9)	3.000%	7/15/55	N/R	1,607
$57	Total Corporate Bonds (cost $5,125)				9,739

Shares	Description (1), (10)				Value
	INVESTMENT COMPANIES – 0.6% (0.4% of Total Investments)
6,266	BlackRock MuniHoldings Fund Inc.				$108,089
131,278	Deutsche Municipal Income Trust				1,805,073
26,880	Dreyfus Strategic Municipal Fund				223,373
43,020	Invesco VK Investment Grade Municipal Trust				572,596
30,000	Invesco VK Municipal Opportunity Trust				387,900
43,420	PIMCO Municipal Income Fund II				548,395
	Total Investment Companies (cost $3,325,133)				3,645,426
	Total Long-Term Investments (cost $777,792,467)				839,303,071
	Floating Rate Obligations – (7.2)%				(41,452,000)
	Institutional MuniFund Term Preferred Shares, at Liquidation Value – (26.1)% (11)				(150,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (14.1)% (11)				(81,000,000)
	Other Assets Less Liabilities – 1.3%				7,513,311
	Net Assets Applicable to Common Shares – 100%				$574,364,382

Nuveen Investments	93

NZF	Nuveen Dividend Advantage Municipal Fund 3
	Portfolio of Investments (continued)	April 30, 2015 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)
As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)
On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to 5.700%.

(8)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(9)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(11)	Institutional MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments are 17.9% and 9.7%, respectively.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

94	Nuveen Investments

Statement of
	Assets and Liabilities	April 30, 2015 (Unaudited)

	Performance		Municipal		Market
	Plus		Advantage		Opportunity
	(NPP	)	(NMA	)	(NMO	)
Assets
Long-term investments, at value (cost $1,375,039,029, $809,818,881 and $965,655,020, respectively)	$1,522,949,767		$882,220,886		$1,055,550,286
Cash	3,228,983		2,797,964		—
Receivable for:
Dividends and interest	17,521,974		12,686,564		13,598,785
Investments sold	4,119,758		985,290		4,617,403
Deferred offering costs	33,412		1,915,847		3,660,684
Other assets	210,356		381,512		441,923
Total assets	1,548,064,250		900,988,063		1,077,869,081
Liabilities
Cash overdraft	—		—		2,154,007
Floating rate obligations	28,050,000		23,903,333		20,750,000
Payable for:
Common share dividends	4,132,677		2,318,243		2,787,748
Interest	524,007		—		—
Investments purchased	3,860,360		77,676		1,890,431
Offering costs	60,527		—		—
Institutional MuniFund Term Preferred (“iMTP”) Shares, at liquidation value	—		—		—
Variable Rate MuniFund Term Preferred (“VMTP”) Shares, at liquidation value	535,000,000		—		—
Variable Rate Demand Preferred (“VRDP”) Shares, at liquidation value	—		268,800,000		350,900,000
Accrued expenses:
Management fees	745,037		446,918		520,263
Directors/Trustees fees	218,510		156,242		164,446
Other	185,666		137,363		146,729
Total liabilities	572,776,784		295,839,775		379,313,624
Net assets applicable to common shares	$975,287,466		$605,148,288		$698,555,457
Common shares outstanding	60,025,455		39,327,667		45,874,035
Net asset value (“NAV”) per common share outstanding	$16.25		$15.39		$15.23
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$600,255		$393,277		$458,740
Paid-in surplus	837,882,229		545,988,556		638,099,292
Undistributed (Over-distribution of) net investment income	10,557,141		1,314,643		2,477,280
Accumulated net realized gain (loss)	(21,662,897)		(14,950,193)		(32,375,121)
Net unrealized appreciation (depreciation)	147,910,738		72,402,005		89,895,266
Net assets applicable to common shares	$975,287,466		$605,148,288		$698,555,457
Authorized shares:
Common	200,000,000		200,000,000		200,000,000
Preferred	1,000,000		1,000,000		1,000,000

See accompanying notes to financial statements.

Nuveen Investments	95

Statement of Assets and Liabilities (Unaudited) (continued)

	Dividend		Dividend		Dividend
	Advantage		Advantage 2		Advantage 3
	(NAD	)	(NXZ	)	(NZF	)
Assets
Long-term investments, at value (cost $836,099,633, $615,245,712 and $777,792,467 respectively)	$902,363,931		$670,806,675		$839,303,071
Cash	131,302		—		4,209,652
Receivable for:
Dividends and interest	12,172,547		9,258,456		12,167,670
Investments sold	1,405,290		6,865,545		15,827,972
Deferred offering costs	122,050		1,958,533		867,974
Other assets	129,682		248,348		128,932
Total assets	916,324,802		689,137,557		872,505,271
Liabilities
Cash overdraft	—		2,960,732		—
Floating rate obligations	33,150,000		19,570,000		41,452,000
Payable for:
Common share dividends	2,835,798		1,971,601		2,285,792
Interest	215,994		—		69,349
Investments purchased	3,954,732		1,890,431		22,657,710
Offering costs	—		—		—
Institutional MuniFund Term Preferred (“iMTP”) Shares, at liquidation value	—		—		150,000,000
Variable Rate MuniFund Term Preferred (“VMTP”) Shares, at liquidation value	265,000,000		—		81,000,000
Variable Rate Demand Preferred (“VRDP”) Shares, at liquidation value	—		196,000,000		—
Accrued expenses:
Management fees	441,924		324,536		428,207
Directors/Trustees fees	134,700		94,693		126,231
Other	100,236		103,943		121,600
Total liabilities	305,833,384		222,915,936		298,140,889
Net assets applicable to common shares	$610,491,418		$466,221,621		$574,364,382
Common shares outstanding	39,296,352		29,478,412		36,330,025
Net asset value (“NAV”) per common share outstanding	$15.54		$15.82		$15.81
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$392,964		$294,784		$363,300
Paid-in surplus	548,062,276		420,367,578		510,118,546
Undistributed (Over-distribution of) net investment income	5,556,303		5,346,417		4,107,338
Accumulated net realized gain (loss)	(9,784,423)		(15,348,121)		(1,735,406)
Net unrealized appreciation (depreciation)	66,264,298		55,560,963		61,510,604
Net assets applicable to common shares	$610,491,418		$466,221,621		$574,364,382
Authorized shares:
Common	Unlimited		Unlimited		Unlimited
Preferred	Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

96	Nuveen Investments

Statement of
	Operations	Six Months Ended April 30, 2015 (Unaudited)

	Performance	Municipal	Market		Dividend	Dividend		Dividend
	Plus	Advantage	Opportunity		Advantage	Advantage 2		Advantage 3
	(NPP )	(NMA )	(NMO	)	(NAD )	(NXZ	)	(NZF )
Investment Income	$33,721,420	$20,307,890	$23,404,462		$20,922,617	$14,609,430		$18,835,347
Expenses
Management fees	4,499,571	2,697,378	3,138,287		2,670,506	1,958,089		2,580,973
Interest expense and amortization of offering costs	3,244,547	258,688	383,539		1,420,436	208,949		1,266,013
Liquidity fees	—	1,307,645	1,763,132		—	903,308		—
Remarketing fees	—	135,147	176,424		—	98,544		—
Custodian fees	105,427	62,975	75,288		62,616	49,427		59,727
Directors/Trustees fees	21,523	12,291	14,932		12,480	9,424		11,349
Professional fees	26,818	41,017	28,373		20,316	120,876		25,794
Shareholder reporting expenses	49,235	14,945	34,030		32,621	25,708		14,027
Shareholder servicing agent fees	56,733	41,852	31,723		12,037	1,492		23,021
Stock exchange listing fees	9,567	6,507	7,311		6,326	2,637		5,828
Investor relations expenses	35,929	21,342	26,705		22,230	16,442		20,920
Other	16,082	25,383	27,508		20,607	30,786		21,679
Total expenses	8,065,432	4,625,170	5,707,252		4,280,175	3,425,682		4,029,331
Net investment income (loss)	25,655,988	15,682,720	17,697,210		16,642,442	11,183,748		14,806,016
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	1,027,754	744,283	800,870		597,977	3,921,439		139,946
Change in net unrealized appreciation (depreciation) of investments	(3,007,563)	(1,385,182)	(54,189)		(3,710,293)	(2,728,176)		(1,508,158)
Net realized and unrealized gain (loss)	(1,979,809)	(640,899)	746,681		(3,112,316)	1,193,263		(1,368,212)
Net increase (decrease) in net assets applicable to common shares from operations	$23,676,179	$15,041,821	$18,443,891		$13,530,126	$12,377,011		$13,437,804

See accompanying notes to financial statements.

Nuveen Investments	97

Statement of
	Changes in Net Assets	(Unaudited)

	Performance Plus (NPP)		Municipal Advantage (NMA)		Market Opportunity (NMO)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/15	10/31/14	4/30/15	10/31/14	4/30/15	10/31/14
Operations
Net investment income (loss)	$25,655,988	$54,664,474	$15,682,720	$34,442,280	$17,697,210	$36,733,307
Net realized gain (loss) from investments	1,027,754	(10,740,119)	744,283	(9,717,188)	800,870	(4,903,345)
Change in net unrealized appreciation (depreciation) of investments	(3,007,563)	102,403,992	(1,385,182)	67,271,943	(54,189)	73,626,256
Net increase (decrease) in net assets applicable to common shares from operations	23,676,179	146,328,347	15,041,821	91,997,035	18,443,891	105,456,218
Distributions to Common Shareholders
From net investment income	(27,935,849)	(55,499,540)	(15,758,597)	(34,879,274)	(18,468,887)	(36,846,029)
Decrease in net assets applicable to common shares from distributions to common shareholders	(27,935,849)	(55,499,540)	(15,758,597)	(34,879,274)	(18,468,887)	(36,846,029)
Capital Share Transactions
Common shares:
Cost of shares repurchased and retired	—	—	—	—	—	—
Cost of shares repurchased through tender offer	—	—	—	(64,644,200)	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	—	—	—	(64,644,200)	—	—
Net increase (decrease) in net assets applicable to common shares	(4,259,670)	90,828,807	(716,776)	(7,526,439)	(24,996)	68,610,189
Net assets applicable to common shares at the beginning of period	979,547,136	888,718,329	605,865,064	613,391,503	698,580,453	629,970,264
Net assets applicable to common shares at the end of period	$975,287,466	$979,547,136	$605,148,288	$605,865,064	$698,555,457	$698,580,453
Undistributed (Over-distribution of) net investment income at the end of period	$10,557,141	$12,837,002	$1,314,643	$1,390,520	$2,477,280	$3,248,957

See accompanying notes to financial statements.

98	Nuveen Investments

	Dividend Advantage (NAD)		Dividend Advantage 2 (NXZ)		Dividend Advantage 3 (NZF)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/15	10/31/14	4/30/15	10/31/14	4/30/15	10/31/14
Operations
Net investment income (loss)	$16,642,442	$34,149,755	$11,183,748	$25,186,900	$14,806,016	$28,621,686
Net realized gain (loss) from investments	597,977	(5,675,548)	3,921,439	(4,244,713)	139,946	2,902,509
Change in net unrealized appreciation (depreciation) of investments	(3,710,293)	55,026,460	(2,728,176)	40,639,109	(1,508,158)	55,454,652
Net increase (decrease) in net assets applicable to common shares from operations	13,530,126	83,500,667	12,377,011	61,581,296	13,437,804	86,978,847
Distributions to Common Shareholders
From net investment income	(17,490,806)	(35,535,691)	(12,442,838)	(24,679,326)	(13,794,511)	(28,964,800)
Decrease in net assets applicable to common shares from distributions to common shareholders	(17,490,806)	(35,535,691)	(12,442,838)	(24,679,326)	(13,794,511)	(28,964,800)
Capital Share Transactions
Common shares:
Cost of shares repurchased and retired	—	—	—	—	—	(412,130)
Cost of shares repurchased through tender offer	—	—	—	—	—	(61,388,654)
Net increase (decrease) in net assets applicable to common shares from capital share transactions	—	—	—	—	—	(61,800,784)
Net increase (decrease) in net assets applicable to common shares	(3,960,680)	47,964,976	(65,827)	36,901,970	(356,707)	(3,786,737)
Net assets applicable to common shares at the beginning of period	614,452,098	566,487,122	466,287,448	429,385,478	574,721,089	578,507,826
Net assets applicable to common shares at the end of period	$610,491,418	$614,452,098	$466,221,621	$466,287,448	$574,364,382	$574,721,089
Undistributed (Over-distribution of) net investment income at the end of period	$5,556,303	$6,404,667	$5,346,417	$6,605,507	$4,107,338	$3,095,833

See accompanying notes to financial statements.

Nuveen Investments	99

Statement of
	Cash Flows	Six Months Ended April 30, 2015 (Unaudited)

	Performance	Municipal	Market
	Plus	Advantage	Opportunity
	(NPP )	(NMA )	(NMO )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares from Operations	$23,676,179	$15,041,821	$18,443,891
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(114,716,579)	(30,954,662)	(66,050,359)
Proceeds from sales and maturities of investments	108,809,331	26,904,906	59,926,265
Investment transactions adjustments, net	(6,876)	31,437	(35,416)
Taxes paid on undistributed capital gains	(3,484)	(44)	(111)
Amortization (Accretion) of premiums and discounts, net	(5,356,769)	(1,657,213)	(2,344,941)
Amortization of deferred offering costs	28,131	38,223	73,036
(Increase) Decrease in:
Receivable for dividends and interest	473,795	(177,470)	(418,238)
Receivable for investments sold	16,507,835	10,210,280	7,711,937
Other assets	(41,989)	(40,265)	(13,869)
Increase (Decrease) in:
Payable for interest	(15,977)	—	—
Payable for investments purchased	(2,139,640)	(4,922,324)	(4,109,569)
Accrued management fees	(23,514)	(13,228)	(14,533)
Accrued Directors/Trustees fees	45,535	30,623	34,493
Accrued other expenses	(83,772)	(130,994)	(66,708)
Net realized (gain) loss from investments	(1,027,754)	(744,283)	(800,870)
Change in net unrealized (appreciation) depreciation of investments	3,007,563	1,385,182	54,189
Net cash provided by (used in) operating activities	29,132,015	15,001,989	12,389,197
Cash Flows from Financing Activities:
Increase (Decrease) in:
Cash overdraft	—	—	2,154,007
Floating rate obligations	—	(6,805,000)	(1,800,000)
Payable for offering costs	—	—	—
Cash distributions paid to common shareholders	(27,930,905)	(15,781,877)	(18,452,873)
Net cash provided by (used in) financing activities	(27,930,905)	(22,586,877)	(18,098,866)
Net Increase (Decrease) in Cash	1,201,110	(7,584,888)	(5,709,669)
Cash at the beginning of period	2,027,873	10,382,852	5,709,669
Cash at the end of period	$3,228,983	$2,797,964	$—

	Performance		Municipal		Market
	Plus		Advantage		Opportunity
Supplemental Disclosure of Cash Flow Information	(NPP	)	(NMA	)	(NMO	)
Cash paid for interest (excluding amortization of offering costs)	$3,232,393		$220,464		$310,504

See accompanying notes to financial statements.

100	Nuveen Investments

	Dividend	Dividend	Dividend
	Advantage	Advantage 2	Advantage 3
	(NAD )	(NXZ )	(NZF )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares from Operations	$13,530,126	$12,377,011	$13,437,804
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(73,702,008)	(84,450,254)	(82,635,697)
Proceeds from sales and maturities of investments	62,111,427	66,910,890	71,486,268
Investment transactions adjustments, net	(196,560)	27,127	(20,886)
Taxes paid on undistributed capital gains	(573)	(6)	(968)
Amortization (Accretion) of premiums and discounts, net	(3,061,198)	(186,927)	464,276
Amortization of deferred offering costs	35,893	38,683	70,244
(Increase) Decrease in:
Receivable for dividends and interest	33,263	360,175	63,752
Receivable for investments sold	11,799,388	2,043,619	(3,964,489)
Other assets	(23,994)	(20,003)	(24,900)
Increase (Decrease) in:
Payable for interest	(6,461)	—	(2,086)
Payable for investments purchased	(1,368,987)	(3,109,569)	12,328,171
Accrued management fees	(14,696)	(9,100)	(11,981)
Accrued Directors/Trustees fees	26,951	19,727	16,420
Accrued other expenses	(56,201)	(30,873)	(98,813)
Net realized (gain) loss from investments	(597,977)	(3,921,439)	(139,946)
Change in net unrealized (appreciation) depreciation of investments	3,710,293	2,728,176	1,508,158
Net cash provided by (used in) operating activities	12,218,686	(7,222,763)	12,475,327
Cash Flows from Financing Activities:
Increase (Decrease) in:
Cash overdraft	—	2,960,732	—
Floating rate obligations	(3,060,000)	—	4,500,000
Payable for offering costs	—	—	(23,803)
Cash distributions paid to common shareholders	(17,488,363)	(12,539,785)	(13,740,260)
Net cash provided by (used in) financing activities	(20,548,363)	(9,579,053)	(9,264,063)
Net Increase (Decrease) in Cash	(8,329,677)	(16,801,816)	3,211,264
Cash at the beginning of period	8,460,979	16,801,816	998,388
Cash at the end of period	$131,302	$—	$4,209,652

	Dividend		Dividend		Dividend
	Advantage		Advantage 2		Advantage 3
Supplemental Disclosure of Cash Flow Information	(NAD	)	(NXZ	)	(NZF	)
Cash paid for interest (excluding amortization of offering costs)	$1,390,755		$170,266		$1,101,030

See accompanying notes to financial statements.

Nuveen Investments	101

Financial
Highlights (Unaudited)

Selected data for a common share outstanding throughout each period:

		Investment Operations						Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to ARPS Share- holders (a)	Distributions from Accumulated Net Realized Gains to ARPS Share- holders	(a)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Discounts Per Share Repurchased through Tender Offer	Ending NAV	Ending Share Price
Performance Plus (NPP)
Year Ended 10/31:
2015(f)	$16.32	$0.43	$(0.03)	$—	$—		$0.40	$(0.47)	$—	$(0.47)	$—	$16.25	$14.94
2014	14.81	0.91	1.52	—	—		2.43	(0.92)	—	(0.92)	—	16.32	14.61
2013	16.68	0.88	(1.82)	—	—		(0.94)	(0.93)	—	(0.93)	—	14.81	13.64
2012	14.89	0.92	1.83	—	—		2.75	(0.96)	—	(0.96)	—	16.68	16.44
2011	15.29	0.97	(0.32)	(0.01)	—	*	0.64	(0.95)	(0.09)	(1.04)	—	14.89	14.36
2010	14.52	1.03	0.70	(0.03)	—	*	1.70	(0.92)	(0.01)	(0.93)	—	15.29	15.00

Municipal Advantage (NMA)
Year Ended 10/31:
2015(f)	15.41	0.40	(0.02)	—	—		0.38	(0.40)	—	(0.40)	—	15.39	13.77
2014	14.04	0.80	1.34	—	—		2.14	(0.80)	—	(0.80)	0.03	15.41	13.74
2013	15.76	0.80	(1.69)	—	—		(0.89)	(0.83)	—	(0.83)	—	14.04	12.52
2012	14.37	0.86	1.64	—	—		2.50	(0.97)	(0.14)	(1.11)	—	15.76	15.67
2011	14.79	0.93	(0.27)	—	—		0.66	(1.00)	(0.08)	(1.08)	—	14.37	14.05
2010	14.08	1.01	0.76	(0.01)	—	*	1.76	(0.98)	(0.07)	(1.05)	—	14.79	14.92

(a)	The amounts shown for Auction Rate Preferred Shares (“ARPS”) are based on common share equivalents.
(b)
Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

102	Nuveen Investments

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(c)

Based on NAV (b)	Based on Share Price (b)	Ending Net Assets (000)	Expenses	(d)	Net Investment Income (Loss)		Portfolio Turnover Rate	(e)

2.42%	5.49%	$975,287	1.65	%**	5.24	%**	7%
16.91	14.24	979,547	1.76		5.87		10
(5.90)	(11.75)	888,718	1.85		5.52		19
18.89	21.59	1,000,790	1.67		5.72		10
4.78	3.22	892,603	1.62		6.84		10
12.07	18.65	916,152	1.13		6.93		14

2.47	3.15	605,148	1.53	**	5.18	**	3
15.93	16.64	605,865	1.71		5.45		8
(5.87)	(15.21)	613,392	1.69		5.31		17
17.99	20.05	688,803	1.75		5.67		18
5.05	1.90	626,616	2.01		6.76		14
12.90	19.58	642,364	1.66		7.04		16

(c)
Ratios do not reflect the effect of dividend payments to ARPS shareholders, during periods when ARPS were outstanding; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and other subsequent forms of preferred shares issued by the Fund, where applicable.

(d)
The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities), where applicable, as follows:

Performance Plus (NPP)
Year Ended 10/31:
2015(f)	0.66	%**
2014	0.72
2013	0.84
2012	0.70
2011	0.56
2010	0.04

Municipal Advantage (NMA)
Year Ended 10/31:
2015(f)	0.56	%**
2014	0.68
2013	0.71
2012	0.76
2011	0.96
2010	0.60

(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(f)	For the six months ended April 30, 2015.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	103

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations						Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to ARPS Share- holders (a)	Distributions from Accumulated Net Realized Gains to ARPS Share- holders	(a)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Share Price
Market Opportunity (NMO)
Year Ended 10/31:
2015(f)	$15.23	$0.39	$0.01	$—	$—		$0.40	$(0.40)	$—	$(0.40)	$15.23	$13.62
2014	13.73	0.80	1.50	—	—		2.30	(0.80)	—	(0.80)	15.23	13.60
2013	15.25	0.79	(1.52)	—	—		(0.73)	(0.79)	—	(0.79)	13.73	12.19
2012	13.60	0.83	1.70	—	—		2.53	(0.88)	—	(0.88)	15.25	14.92
2011	14.17	0.88	(0.48)	— *	—		0.40	(0.97)	—	(0.97)	13.60	13.18
2010	13.59	0.99	0.56	(0.01)	—		1.54	(0.96)	—	(0.96)	14.17	14.55

Dividend Advantage (NAD)
Year Ended 10/31:
2015(f)	15.64	0.42	(0.07)	—	—		0.35	(0.45)	—	(0.45)	15.54	14.34
2014	14.42	0.87	1.25	—	—		2.12	(0.90)	—	(0.90)	15.64	14.16
2013	16.05	0.81	(1.56)	—	—		(0.75)	(0.88)	—	(0.88)	14.42	12.92
2012	14.39	0.86	1.76	—	—		2.62	(0.92)	(0.04)	(0.96)	16.05	15.76
2011	14.68	0.92	(0.29)	(0.01)	—		0.62	(0.91)	—	(0.91)	14.39	13.70
2010	13.89	1.00	0.72	(0.02)	—		1.70	(0.91)	—	(0.91)	14.68	14.40

(a)	The amounts shown for ARPS are based on common share equivalents.
(b)
Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

104	Nuveen Investments

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(c)

Based on NAV (b)	Based on Share Price (b)	Ending Net Assets (000)	Expenses	(d)	Net Investment Income (Loss)		Portfolio Turnover Rate	(e)

2.64%	3.12%	$698,555	1.63	%**	5.06	%**	6%
17.25	18.70	698,580	1.76		5.56		10
(4.99)	(13.41)	629,970	1.77		5.35		20
19.09	20.34	699,360	1.85		5.64		13
3.40	(2.33)	622,815	2.10		6.74		14
11.71	17.03	648,017	1.70		7.17		26

2.21	4.45	610,491	1.40	**	5.44	**	7
15.19	17.10	614,452	1.73		5.82		9
(4.87)	(12.81)	566,487	1.99		5.21		11
18.67	22.59	630,515	2.04		5.55		12
4.76	1.93	565,364	2.02		6.77		15
12.60	19.17	576,895	1.61		6.99		8

(c)
Ratios do not reflect the effect of dividend payments to ARPS shareholders, during periods when ARPS were outstanding; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and other subsequent forms of preferred shares issued by the Fund, where applicable.

(d)
The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities), where applicable, as follows:

Market Opportunity (NMO)
Year Ended 10/31:
2015(f)	0.66	%**
2014	0.74
2013	0.77
2012	0.82
2011	0.97
2010	0.58

Dividend Advantage (NAD)
Year Ended 10/31:
2015(f)	0.46	%**
2014	0.75
2013	1.03
2012	1.03
2011	0.94
2010	0.54

(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(f)	For the six months ended April 30, 2015.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	105

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations						Less Distributions to Common Shareholders			Common Shares
	Beginning Common Share NAV	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to ARPS Share- holders (a)	Distributions from Accumulated Net Realized Gains to ARPS Share- holders	(a)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Discount Per Share Repurchased and Retired		Discount Per Share Repurchased through Tender Offer	Ending NAV	Ending Share Price
Dividend Advantage 2 (NXZ)
Year Ended 10/31:
2015(g)	$15.82	$0.38	$0.04	$—	$—		$0.42	$(0.42)	$—	$(0.42)	$—		$—	$15.82	$14.11
2014	14.57	0.85	1.24	—	—		2.09	(0.84)	—	(0.84)	—		—	15.82	14.12
2013	16.09	0.87	(1.58)	—	—		(0.71)	(0.81)	—	(0.81)	—		—	14.57	12.99
2012	14.50	0.88	1.84	—	—		2.72	(0.95)	(0.18)	(1.13)	—		—	16.09	15.63
2011	14.76	0.99	(0.29)	—	—		0.70	(0.96)	—	(0.96)	—		—	14.50	13.90
2010	14.45	1.02	0.26	—	—		1.28	(0.97)	—	(0.97)	—		—	14.76	14.67

Dividend Advantage 3 (NZF)
Year Ended 10/31:
2015(g)	15.82	0.41	(0.04)	—	—		0.37	(0.38)	—	(0.38)	—		—	15.81	14.10
2014	14.32	0.72	1.47	—	—		2.19	(0.72)	—	(0.72)	—	*	0.03	15.82	13.80
2013	15.99	0.71	(1.63)	—	—		(0.92)	(0.75)	—	(0.75)	—		—	14.32	12.66
2012	14.53	0.78	1.67	—	—		2.45	(0.95)	(0.04)	(0.99)	—		—	15.99	15.73
2011	14.74	0.98	(0.18)	(0.01)	—	*	0.79	(0.98)	(0.02)	(1.00)	—		—	14.53	14.17
2010	14.19	1.06	0.52	(0.02)	—	*	1.56	(0.95)	(0.06)	(1.01)	—		—	14.74	14.58

(a)	The amounts shown for ARPS are based on common share equivalents.
(b)
Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

106	Nuveen Investments

		Common Share Supplemental Data/ Ratios Applicable to Common Shares

Common Share Total Returns			Ratios to Average Net Assets Before Reimbursement(c)				Ratios to Average Net Assets After Reimbursement(c)(d)

Based on NAV (b)	Based on Share Price (b)	Ending Net Assets (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses(e)	Net Investment Income (Loss)	Portfolio Turnover Rate	(f)

2.67%	2.93%	$466,222	1.47	%**	4.80	%**	N/A	N/A	10%
14.72	15.56	466,287	1.60		5.66		N/A	N/A	12
(4.58)	(12.04)	429,385	1.53		5.58		N/A	N/A	22
19.46	21.15	474,432	1.64		5.70		N/A	N/A	15
5.24	1.70	427,085	1.78		7.08		1.75%	7.11%	40
9.12	10.89	434,764	1.79		6.85		1.68	6.95	5

2.33	4.96	574,364	1.40	**	5.14	**	N/A	N/A	9
15.90	15.07	574,721	1.73		4.78		N/A	N/A	14
(5.93)	(15.08)	578,508	1.71		4.66		N/A	N/A	14
17.33	18.48	645,993	1.76		5.06		N/A	N/A	22
5.83	4.59	587,047	1.53		6.93		1.46	7.00	30
11.41	17.04	595,413	1.17		7.21		1.02	7.36	7

(c)
Ratios do not reflect the effect of dividend payments to ARPS shareholders, during periods when ARPS were outstanding; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and other subsequent forms of preferred shares issued by the Fund, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. As of March 31, 2011 and September 30, 2011, the Adviser is no longer reimbursing Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF), respectively, for any fees and expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities), where applicable, as follows:

Dividend Advantage 2 (NXZ)
Year Ended 10/31:
2015(g)	0.52	%**
2014	0.60
2013	0.62
2012	0.65
2011	0.78
2010	0.78

Dividend Advantage 3 (NZF)
Year Ended 10/31:
2015(g)	0.44	%**
2014	0.72
2013	0.75
2012	0.77
2011	0.48
2010	0.09

(f)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(g)	For the six months ended April 30, 2015.
N/A	Fund no longer has a contractual reimbursement agreement with the Adviser.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	107

Financial Highlights (Unaudited) (continued)

	ARPS at the End of Period		VMTP Shares at the End of Period		VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $25,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share
Performance Plus (NPP)
Year Ended 10/31:
2015(a)	$—	$—	$535,000	$282,297	$—	$—
2014	—	—	535,000	283,093	—	—
2013	—	—	535,000	266,116	—	—
2012	—	—	421,700	337,323	—	—
2011	—	—	421,700	311,668	—	—
2010	419,900	79,546	—	—	—	—

Municipal Advantage (NMA)
Year Ended 10/31:
2015(a)	—	—	—	—	268,800	325,130
2014	—	—	—	—	268,800	325,396
2013	—	—	—	—	296,800	306,668
2012	—	—	—	—	296,800	332,076
2011	—	—	—	—	296,800	311,124
2010	—	—	—	—	296,800	316,430

(a)	For the six months ended April 30, 2015.

108	Nuveen Investments

	ARPS at the End of Period		MTP Shares at the End of Period (a)		VMTP Shares at the End of Period		VRDP Shares at the End of Period		ARPS, MTP and/or VMTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $25,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $10 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Asset Coverage Per $1 Liquidation Preference
Market Opportunity (NMO)
Year Ended 10/31:
2015(b)	$—	$—	$—	$—	$—	$—	$350,900	$299,075	$—
2014	—	—	—	—	—	—	350,900	299,082	—
2013	—	—	—	—	—	—	350,900	279,530	—
2012	—	—	—	—	—	—	350,900	299,305	—
2011	—	—	—	—	—	—	350,900	277,491	—
2010	—	—	—	—	—	—	350,900	284,673	—

Dividend Advantage (NAD)
Year Ended 10/31:
2015(b)	—	—	—	—	265,000	330,374	—	—	—
2014	—	—	—	—	265,000	331,869	—	—	—
2013	—	—	144,300	31.40	120,400	314,011	—	—	3.14
2012	—	—	144,300	33.82	120,400	338,200	—	—	3.38
2011	—	—	144,300	31.36	120,400	313,587	—	—	3.14
2010	120,075	79,553	144,300	31.82	—	—	—	—	3.18

Dividend Advantage 2 (NXZ)
Year Ended 10/31:
2015(b)	—	—	—	—	—	—	196,000	337,868	—
2014	—	—	—	—	—	—	196,000	337,902	—
2013	—	—	—	—	—	—	196,000	319,074	—
2012	—	—	—	—	—	—	196,000	342,057	—
2011	—	—	—	—	—	—	196,000	317,900	—
2010	—	—	—	—	—	—	196,000	321,819	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	2014		2013	2012	2011	2010
Dividend Advantage (NAD)
Series 2015 (NAD PRC)
Ending Market Value per Share	$—		$10.06	$10.10	$10.06	$10.10
Average Market Value per Share	10.04	^^	10.08	10.09	10.05	10.10	^

^	For the period March 16, 2010 (first issuance date of shares) through October 31, 2010.
^^	For the period November 1, 2013 through December 20, 2013.
(b)	For the six months ended April 30, 2015.

See accompanying notes to financial statements.

Nuveen Investments	109

Financial Highlights (Unaudited) (continued)

	ARPS at the End of Period		iMTP Shares at the End of Period		MTP Shares at the End of Period (a)		VMTP Shares at the End of Period		iMTP, MTP and/or VMTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $25,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $5,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $10 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Asset Coverage Per $1 Liquidation Preference
Dividend Advantage 3 (NZF)
Year Ended 10/31:
2015(b)	$—	$—	$150,000	$17,432	$—	$—	$81,000	$348,643	$3.49
2014	—	—	150,000	17,440	—	—	81,000	348,797	3.49
2013	—	—	—	—	70,000	34.19	169,200	341,851	3.42
2012	—	—	—	—	70,000	37.01	169,200	370,064	3.70
2011	—	—	—	—	70,000	34.54	169,200	345,421	3.45
2010	236,950	87,821	—	—	—	—	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	2014		2013	2012	2011
Dividend Advantage 3 (NZF)
Series 2016 (NZF PRC)
Ending Market Value per Share	$—		$10.10	$10.14	$10.14
Average Market Value per Share	10.05	^^	10.10	10.12	10.05	^

^	For the period December 20, 2010 (first issuance date of shares) through October 31, 2011.
^^	For the period November 1, 2013 through April 11, 2014.
(b)	For the six months ended April 30, 2015.

See accompanying notes to financial statements.

110	Nuveen Investments

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Fund Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) or NYSE MKT symbols are as follows (each a “Fund” and collectively, the “Funds”):

•   Nuveen Performance Plus Municipal Fund, Inc. (NPP) (“Performance Plus (NPP)”)
•   Nuveen Municipal Advantage Fund, Inc. (NMA) (“Municipal Advantage (NMA)”)
•   Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (“Market Opportunity (NMO)”)
•   Nuveen Dividend Advantage Municipal Fund (NAD) (“Dividend Advantage (NAD)”)
•   Nuveen Dividend Advantage Municipal Fund 2 (NXZ) (“Dividend Advantage 2 (NXZ)”)
•   Nuveen Dividend Advantage Municipal Fund 3 (NZF) (“Dividend Advantage 3 (NZF)”)

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end management investment companies. Performance Plus (NPP), Municipal Advantage (NMA), Market Opportunity (NMO) and Dividend Advantage (NAD) are traded on the NYSE while Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) are traded on the NYSE MKT. Performance Plus (NPP), Municipal Advantage (NMA) and Market Opportunity (NMO) were organized as Minnesota corporations on April 28, 1989, November 6, 1989 and January 23, 1990, respectively. Dividend Advantage (NAD), Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) were organized as Massachusetts business trusts on January315, 1999, June 1, 1999 and March 21, 2001, respectively.

The end of the reporting period for the Funds is April 30, 2015, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2015 (“the current fiscal period”).

Investment Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). The Adviser is responsible for each Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Investment Objectives and Principal Investment Strategies
Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds’ portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

As of the end of the reporting period, the Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Outstanding when-issued/delayed delivery purchase commitments	$3,860,360		$—		$1,890,431		$3,860,360		$1,890,431		$17,497,497

Nuveen Investments	111

Notes to Financial Statements (Unaudited) (continued)

Investment Income
Dividend income is recorded on the ex-dividend date. Investment income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statements of Operations.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Prices of fixed income securities are provided by a pricing service approved by the Funds’ Board of Directors/Trustees (the “Board”). The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or

112	Nuveen Investments

collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the NASDAQ National Market (“NASDAQ”) are valued at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price and are generally classified as Level 2.

Investments in investment companies are valued at their respective net asset value (“NAV”) on the valuation date and are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Performance Plus (NPP)	Level 1	Level 2	Level 3		Total
Long-Term Investments*:
Municipal Bonds	$—	$1,522,902,088	$—		$1,522,902,088
Corporate Bonds	—	—	47,679		47,679
Total	$—	$1,522,902,088	$47,679		$1,522,949,767

Municipal Advantage (NMA)
Long-Term Investments*:
Municipal Bonds	$—	$881,395,804	$776,059	**	$882,171,863
Corporate Bonds	—	—	49,023		49,023
Total	$—	$881,395,804	$825,082		$882,220,886

Market Opportunity (NMO)
Long-Term Investments*:
Municipal Bonds	$—	$1,052,818,445	$—		$1,052,818,445
Common Stocks	2,587,545	—	—		2,587,545
Corporate Bonds	—	—	144,296		144,296
Total	$2,587,545	$1,052,818,445	$144,296		$1,055,550,286

Dividend Advantage (NAD)
Long-Term Investments*:
Municipal Bonds	$—	$900,132,588	$1,616,789	**	$901,749,377
Corporate Bonds	—	—	57,298		57,298
Investment Companies	557,256	—	—		557,256
Total	$557,256	$900,132,588	$1,674,087		$902,363,931

Dividend Advantage 2 (NXZ)
Long-Term Investments*:
Municipal Bonds	$—	$670,100,182	$646,716	**	$670,746,898
Corporate Bonds	—	—	59,777		59,777
Total	$—	$670,100,182	$706,493		$670,806,675

Nuveen Investments	113

Notes to Financial Statements (Unaudited) (continued)

Dividend Advantage 3 (NZF)	Level 1	Level 2	Level 3		Total
Long-Term Investments*:
Municipal Bonds	$—	$834,677,833	$970,073	**	$835,647,906
Corporate Bonds	—	—	9,739		9,739
Investment Companies	3,645,426	—	—		3,645,426
Total	$3,645,426	$834,677,833	$979,812		$839,303,071

*	Refer to the Fund’s Portfolio of Investments for industry/state classifications.
**	Refer to the Fund’s Portfolio of Investments for breakdown of these securities classified as Level 3.

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose trust (referred to as the “Trust”) created by or at the direction of one or more Funds. In turn, the Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the Trust from a third party liquidity provider, or by the sale of assets from the Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par, and (b) have the trustee of the Trust transfer the Underlying Bond held by the Trust to the Fund, thereby collapsing the Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a Trust created at its direction, and in return receives the Inverse Floater of the Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

114	Nuveen Investments

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing the Floaters issued by the Trust as liabilities, at their liquidation value on the Statement of Assets and Liabilities as “Floating rate obligations.” In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond and recognizes the related interest paid to the holders of the Floaters as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the inverse floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters and the expenses of the Trust), and does not show the amount of that interest paid as an interest expense on the Statement of Operations.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited Inverse Floaters during the current fiscal period were as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
Self-Deposited Inverse Floaters	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Average floating rate obligations outstanding	$28,050,000		$25,469,240		$21,058,287		$33,874,309		$19,570,000		$36,454,762
Average annual interest rate and fees	0.59%		0.57%		0.38%		0.56%		0.49%		0.57%

As of the end of the reporting period, the total amount of floating rate obligations associated with each Fund’s self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
Floating Rate Obligations Outstanding	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Floating rate obligations: self-deposited Inverse Floaters	$28,050,000		$23,903,333		$20,750,000		$33,150,000		$19,570,000		$41,452,000
Floating rate obligations: externally-deposited Inverse Floaters	18,240,000		25,186,667		19,290,000		23,335,000		21,125,000		35,502,000
Total	$46,290,000		$49,090,000		$40,040,000		$56,485,000		$40,695,000		$76,954,000

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement” or “credit recovery swap”) (Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the liquidity provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the Trust may fall short of the liquidation value of the Floaters issued by the Trust, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters. At period end, any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, each Fund’s maximum exposure to the floating rate obligations issued by externally-deposited Recourse Trusts, was as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
Floating Rate Obligations –	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
Externally-Deposited Recourse Trusts	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Maximum exposure to Recourse Trusts	$7,500,000		$11,250,000		$7,500,000		$11,250,000		$11,250,000		$3,420,000

Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund invests, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts. Each Fund will limit its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	115

Notes to Financial Statements (Unaudited) (continued)

Although the Funds are authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Common Share Transactions
Transactions in common shares during the Funds’ current and prior fiscal period were as follows:

			Municipal		Market
	Performance Plus (NPP)		Advantage (NMA)		Opportunity (NMO)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/15	10/31/14	4/30/15	10/31/14	4/30/15	10/31/14
Common Shares:
Issued to shareholders due to reinvestment of distributions	—	—	—	—	—	—
Repurchased through tender offer	—	—	—	(4,369,741)	—	—

	Dividend		Dividend		Dividend
	Advantage (NAD)		Advantage 2 (NXZ)		Advantage 3 (NZF)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/15	10/31/14	4/30/15	10/31/14	4/30/15	10/31/14
Common Shares:
Repurchased and retired	—	—	—	—	—	(30,000)
Repurchased through tender offer	—	—	—	—	—	(4,040,003)
Weighted average common share:
Price per share repurchased and retired	—	—	—	—	—	$13.72
Discount per share repurchased and retired	—	—	—	—	—	14.14%

Preferred Shares

Institutional MuniFund Term Preferred Shares
The following Fund has issued and outstanding Institutional MuniFund Term Preferred (“iMTP”) Shares, with a $5,000 liquidation value per share. iMTP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, details of iMTP Shares outstanding were as follows:

			Shares
			Outstanding
			at $5,000
		Shares	Per Share
Fund	Series	Outstanding	Liquidation Value
Dividend Advantage 3 (NZF)	2017	30,000	$ 150,000,000

The Fund is obligated to redeem its iMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. iMTP Shares are subject to optional and mandatory redemption in certain circumstances. The iMTP Shares are not subject to redemption at the option of the Fund for one year following the date of issuance (“Non-Call Expiration Date”), at which point the Fund may begin to redeem at its option (“Optional Redemption Date”). The Fund may be obligated to redeem certain of the iMTP Shares if the Fund fails

116	Nuveen Investments

to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for the Fund’s iMTP Shares are as follows:

		Term	Optional	Non-Call
Fund	Series	Redemption Date	Redemption Date	Expiration Date
Dividend Advantage 3 (NZF)	2017	October 1, 2017	April 1, 2015	March 31, 2015

The average liquidation value of iMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:

	Dividend
	Advantage 3
	(NZF	)
Average liquidation value of iMTP Shares outstanding	$150,000,000
Annualized dividend rate	0.78%

iMTP Shares generally do not trade, and market quotations are generally not available. iMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount established at the time of issuance. The fair value of iMTP Shares is expected to be approximately their liquidation par value so long as the fixed “spread” on the iMTP Shares remains roughly in line with the “spread” rates being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Fund’s Adviser has determined that the fair value of iMTP Shares is their liquidation value, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation value of iMTP Shares is recorded as a liability and recognized as “Institutional MuniFund Term Preferred (“iMTP”) Shares, at liquidation value” on the Statement of Assets and Liabilities.

Dividends on the iMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly. Unpaid dividends on iMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on iMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Cost incurred by the Fund in connection with its offering of iMTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and recognized as components of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

Variable Rate MuniFund Term Preferred Shares
The following Funds have issued and outstanding Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with a $100,000 liquidation value per share. VMTP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, VMTP Shares outstanding, at liquidation value, for each Fund was as follows:

			Shares
			Outstanding
			Per Share
		Shares	at $100,000
Fund	Series	Outstanding	Liquidation Value
Performance Plus (NPP)	2015	5,350	$535,000,000
Dividend Advantage (NAD)	2016	2,650	$265,000,000
Dividend Advantage 3 (NZF)	2017	810	$81,000,000

Each Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares are subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to payment of premium for one year following the date of issuance (“Premium Expiration Date”), and at par thereafter. Each Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of VMTP Shares are as follows:

		Term	Optional	Premium
Fund	Series	Redemption Date	Redemption Date	Expiration Date
Performance Plus (NPP)	2015	December 1, 2015	December 1, 2013	November 30, 2013
Dividend Advantage (NAD)	2016	December 30, 2016	January 1, 2015	December 31, 2014
Dividend Advantage 3 (NZF)	2017	April 1, 2017	April 1, 2015	March 31, 2015

Nuveen Investments	117

Notes to Financial Statements (Unaudited) (continued)

The average liquidation value of VMTP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	Performance		Dividend		Dividend
	Plus		Advantage		Advantage 3
	(NPP	)	(NAD	)	(NZF	)
Average liquidation value of VMTP Shares outstanding	$535,000,000		$265,000,000		$81,000,000
Annualized dividend rate	1.18%		0.98%		1.03%

VMTP Shares generally do not trade, and market quotations are generally not available. VMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount established at the time of issuance. The fair value of VMTP Shares is expected to be approximately their liquidation par value so long as the fixed “spread” on the VMTP Shares remains roughly in line with the “spread” rates being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of VMTP Shares is their liquidation value, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation value of VMTP Shares is a liability and is recognized as “Variable Rate MuniFund Term Preferred (“VMTP”) Shares, at liquidation value” on the Statement of Assets and Liabilities.

Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Costs incurred by the Funds in connection with each Fund’s offering of VMTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

Variable Rate Demand Preferred Shares
The following Funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. VRDP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, the details of the Funds’ VRDP Shares outstanding were as follows:

			Shares
			Outstanding at
		Shares	$100,000 Per Share
Fund	Series	Outstanding	Liquidation Value	Maturity
Municipal Advantage (NMA)	1	2,688	$268,800,000	March 1, 2040
Market Opportunity (NMO)	1	3,509	$350,900,000	March 1, 2040
Dividend Advantage 2 (NXZ)	2	1,960	$196,000,000	August 1, 2040

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee of 0.10% on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

The average liquidation value of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	Municipal		Market		Dividend
	Advantage		Opportunity		Advantage 2
	(NMA	)	(NMO	)	(NXZ	)
Average liquidation value of VRDP Shares outstanding	$268,800,000		$350,900,000		$196,000,000
Annualized dividend rate	0.11%		0.16%		0.13%

118	Nuveen Investments

For financial reporting purposes, the liquidation value of VRDP Shares is a liability and is recognized as “Variable Rate Demand Preferred (“VRDP”) Shares, at liquidation value” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Deferred offering costs” on the Statement of Assets and Liabilities” and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.

Preferred Share Transactions
Transactions in preferred shares for the Funds during the Funds’ current and prior fiscal period, where applicable, are noted in the following tables.

Transactions in iMTP Shares for the Funds, where applicable, were as follows:

	Year Ended October 31, 2014
Dividend Advantage 3 (NZF)	Series	Shares	Amount
iMTP Shares issued	2017	30,000	$150,000,000

Transactions in MuniFund Term Preferred (“MTP”) Shares for the Funds, where applicable, were as follows:

	Year Ended
	October 31, 2014
		NYSE MKT
Dividend Advantage (NAD)	Series	Ticker	Shares	Amount
MTP Shares redeemed	2015	NAD PRC	(14,430,000)	$(144,300,000)
Dividend Advantage 3 (NZF)
MTP Shares redeemed	2016	NZF PRC	(7,000,000)	$(70,000,000)

Transactions in VMTP Shares for the Funds, where applicable, were as follows:

	Year Ended
	October 31, 2014
Dividend Advantage (NAD)	Series	Shares	Amount
VMTP Shares issued	2016	2,650	$265,000,000
VMTP Shares redeemed	2014	(1,204)	(120,400,000)
Net increase (decrease)		1,446	$144,600,000
Dividend Advantage 3 (NZF)
VMTP Shares issued	2017	910	$91,000,000
VMTP Shares redeemed:
	2014	(1,692)	(169,200,000)
	2017	(100)	(10,000,000)
Net increase (decrease)		(882)	$(88,200,000)

Transactions in VRDP Shares for the Funds, where applicable, were as follows:

	Year Ended
	October 31, 2014
	Series	Shares	Amount
Municipal Advantage (NMA)
VRDP Shares redeemed	1	(280)	$(28,000,000)

Nuveen Investments	119

Notes to Financial Statements (Unaudited) (continued)

5. Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Purchases	$114,716,579		$30,954,662		$66,050,359		$73,702,008		$84,450,254		$82,635,697
Sales and maturities	108,809,331		26,904,906		59,926,265		62,111,427		66,910,890		71,486,268

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of April 30, 2015, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Cost of investments	$1,347,721,511		$788,206,182		$943,378,067		$802,371,248		$596,296,824		$735,210,607
Gross unrealized:
Appreciation	$161,396,042		$80,028,151		$94,742,383		$82,060,467		$67,473,722		$72,850,005
Depreciation	(14,213,904)		(9,918,170)		(3,320,164)		(15,217,905)		(12,541,615)		(10,202,761)
Net unrealized appreciation (depreciation) of investments	$147,182,138		$70,109,981		$91,422,219		$66,842,562		$54,932,107		$62,647,244

Permanent differences, primarily due to federal taxes paid, expired capital loss carryforward, taxable market discount and nondeductible offering costs, resulted in reclassifications among the Funds’ components of common share net assets as of October 31, 2014, the Funds’ last tax year end, as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Paid-in-surplus	$(52,711)		$(420,570)		$(1,580,137)		$(941,689)		$(77,875)		$(2,603,936)
Undistributed (Over-distribution of) net investment income	8,617		366,297		59,737		813,053		58,500		1,263,572
Accumulated net realized gain (loss)	44,094		54,273		1,520,400		128,636		19,375		1,340,364

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of October 31, 2014, the Funds’ last tax year end, were as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Undistributed net tax-exempt income1	$14,463,446		$2,437,336		$4,556,064		$8,285,337		$5,289,409		$4,225,957
Undistributed net ordinary income2	228,357		26,887		25,856		50,485		3,590		66,789
Undistributed net long-term capital gains	—		—		—		—		—		—

1	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2014, paid on November 3, 2014.
2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

120	Nuveen Investments

The tax character of distributions paid during the Funds’ last tax year ended October 31, 2014 was designated for purposes of the dividends paid deduction as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Distributions from net tax-exempt income	$61,923,805		$35,526,436		$37,142,733		$38,142,098		$24,843,540		$32,196,995
Distributions from net ordinary income2	37,511		40,632		205,522		719,123		6,316		8,080
Distributions from net long-term capital gains	—		—		—		—		—		—

2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

As of October 31, 2014, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration will be utilized first by a Fund.

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Expiration:
October 31, 2015	$—		$—		$1,902,879		$—		$—		$—
October 31, 2016	—		—		1,398,166		—		—		—
October 31, 2019	310,323		—		3,031,141		—		—		—
Not subject to expiration	16,032,930		11,499,177		26,426,566		9,456,126		13,236,913		1,538,808
Total	$16,343,253		$11,499,177		$32,758,752		$9,456,126		$13,236,913		$1,538,808

During the Funds’ last tax year ended October 31, 2014, $1,437,187 of Market Opportunity’s (NMO) capital loss carryforward expired.

During the Funds’ last tax year ended October 31, 2014, Dividend Advantage 3 (NZF) utilized $2,788,749 of its capital loss carryforward.

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components — a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual Fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:

Performance Plus (NPP)
Municipal Advantage (NMA)
Market Opportunity (NMO)
Average Daily Managed Assets*	Fund-Level Fee
For the first $125 million	0.4500%
For the next $125 million	0.4375
For the next $250 million	0.4250
For the next $500 million	0.4125
For the next $1 billion	0.4000
For the next $3 billion	0.3875
For managed assets over $5 billion	0.3750

Dividend Advantage (NAD)
Dividend Advantage 2 (NXZ)
Dividend Advantage 3 (NZF)
Average Daily Managed Assets*	Fund-Level Fee
For the first $125 million	0.4500%
For the next $125 million	0.4375
For the next $250 million	0.4250
For the next $500 million	0.4125
For the next $1 billion	0.4000
For managed assets over $2 billion	0.3750

Nuveen Investments	121

Notes to Financial Statements (Unaudited) (continued)

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*     For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate managed assets of all Nuveen funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of $2 added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of April 30, 2015, complex-level fee for each Fund was 0.1635%.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

8. Subsequent Events

Refinancing of VMTP Shares
On May 19, 2015, Performance Plus (NPP) refinanced all of its outstanding Series 2015 VMTP Shares with the issuance of new Series 2018 VMTP Shares.

122	Nuveen Investments

Notes

Nuveen Investments	123

Additional Fund Information

Board of Directors/Trustees
William Adams IV*	Jack B. Evans	William C. Hunter	David J. Kundert	John K. Nelson	William J. Schneider
Thomas S. Schreier, Jr.*	Judith M. Stockdale	Carole E. Stone	Virginia L. Stringer	Terence J. Toth

* Interested Board Member.

Fund Manager	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP	State Street Bank
Chicago, IL 60606	Boston, MA 02111		Chicago, IL 60601	& Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NPP	NMA	NMO	NAD	NXZ	NZF
Common shares repurchased	—	—	—	—	—	—

FINRA BrokerCheck
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

124	Nuveen Investments

Glossary of Terms Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

■
Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

■
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

Nuveen Investments	125

Glossary of Terms Used in this Report (continued)

■
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

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Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

126	Nuveen Investments

Reinvest Automatically, Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net as -set value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day imme -diately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage 3rm, bank, or other nominee. Ask your investment advisor if his or her 3rm will participate on your behalf. Participants whose shares are registered in the name of one 3rm may not be able to transfer the shares to another 3rm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	127

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed approximately $233 billion as of March 31, 2015.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com

ESA-B-0415D 8579-INV-B-06/16

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Performance Plus Municipal Fund, Inc.

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: July 8, 2015

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: July 8, 2015